UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Address of principal executive offices) (Zip code)

John McDonnell

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-651-8409

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.8%
COMMUNICATION SERVICES – 10.0%
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%
AT&T, Inc.	140,302	$4,217,478
CenturyLink, Inc.	19,185	293,914
Verizon Communications, Inc.	80,600	4,437,836

		$8,949,228
ENTERTAINMENT – 2.0%
Activision Blizzard, Inc.	16,670	787,491
Electronic Arts, Inc.*	6,610	609,706
Liberty Media Corp. - Liberty Formula One, Class A*	110	3,366
Lions Gate Entertainment Corp., Class B	1,390	24,367
Live Nation Entertainment, Inc.*	4,370	233,839
Madison Square Garden Co., Class A (The)*	729	202,589
Netflix, Inc.*	8,400	2,851,800
Take-Two Interactive Software, Inc.*	1,200	126,660
Twenty-First Century Fox, Inc., Class A	23,330	1,150,402
Twenty-First Century Fox, Inc., Class B	6,980	342,439
Viacom, Inc., Class B	2,700	79,434
Walt Disney Co. (The)	29,246	3,261,514

		$9,673,607
INTERACTIVE MEDIA & SERVICES – 4.6%
Alphabet, Inc., Class A*	5,995	6,749,711
Alphabet, Inc., Class C*	6,029	6,730,595
Facebook, Inc., Class A*	47,680	7,947,779
IAC/InterActiveCorp*	1,300	274,664
Match Group, Inc.	1,100	58,839
TripAdvisor, Inc.*	2,200	126,236
Twitter, Inc.*	13,010	436,616
Zillow Group, Inc., Class A#,*	1,200	41,772
Zillow Group, Inc., Class C*	2,000	70,180

		$22,436,392
MEDIA – 1.5%
AMC Networks, Inc., Class A*	1,685	106,054
Cable One, Inc.	140	123,808
CBS Corp., Non-Voting	8,730	431,786
Charter Communications, Inc., Class A*	3,702	1,225,547
Comcast Corp., Class A	93,600	3,422,952
Discovery, Inc., Class C*	4,600	122,590
DISH Network Corp., Class A*	4,580	140,469

Description	Number of Shares	Value
GCI Liberty, Inc., Class A#,*	2,461	$125,265
Interpublic Group of Cos., Inc. (The)	6,020	136,955
John Wiley & Sons, Inc., Class A	2,100	108,738
Liberty Broadband Corp., Class A*	1,335	113,168
Liberty Broadband Corp., Class C*	371	31,542
Liberty Media Corp. - Liberty SiriusXM, Class A*	843	33,535
Liberty Media Corp. - Liberty SiriusXM, Class C*	3,786	151,289
News Corp., Class A	11,057	141,861
News Corp., Class B	300	3,879
Omnicom Group, Inc.	5,490	427,561
Sirius XM Holdings, Inc.#	34,040	198,453

		$7,045,452
WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Sprint Corp.*	11,050	68,952
T-Mobile US, Inc.*	7,600	529,112

		$598,064

TOTAL COMMUNICATION SERVICES		$48,702,743
CONSUMER DISCRETIONARY – 10.8%
AUTO COMPONENTS – 0.2%
Adient PLC	5,700	112,518
Aptiv PLC	3,350	265,086
BorgWarner, Inc.	4,380	179,142
Garrett Motion, Inc.*	1,577	25,185
Gentex Corp.	4,680	99,122
Goodyear Tire & Rubber Co. (The)	3,550	75,225
Lear Corp.	2,100	323,253
Visteon Corp.#,*	1,500	115,335

		$1,194,866
AUTOMOBILES – 0.6%
Ford Motor Co.	63,800	561,440
General Motors Co.	29,600	1,154,992
Harley-Davidson, Inc.	3,970	146,334
Tesla, Inc.*	2,818	865,182
Thor Industries, Inc.	1,380	89,866

		$2,817,814
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,020	401,276
LKQ Corp.*	1,180	30,940

		$432,216

January 31, 2019 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
DIVERSIFIED CONSUMER SERVICES – 0.1%
frontdoor, Inc.*	1,100	$32,692
Graham Holdings Co., Class B	140	93,100
H&R Block, Inc.	600	14,154
Service Corp. International	4,170	178,976
ServiceMaster Global Holdings, Inc.*	2,280	88,897

		$407,819
HOTELS, RESTAURANTS & LEISURE – 2.3%
Aramark	5,800	191,110
Caesars Entertainment Corp.#,*	10,100	92,314
Carnival Corp.	9,400	541,252
Chipotle Mexican Grill, Inc.*	400	211,844
Choice Hotels International, Inc.	1,610	127,448
Darden Restaurants, Inc.	1,440	151,099
Domino’s Pizza, Inc.	1,200	340,476
Dunkin’ Brands Group, Inc.	3,500	239,365
Extended Stay America, Inc.	5,000	85,500
Hilton Grand Vacations, Inc.*	736	22,330
Hilton Worldwide Holdings, Inc.	3,753	279,523
Hyatt Hotels Corp., Class A	2,800	195,748
International Game Technology#	2,173	35,550
Las Vegas Sands Corp.	7,420	433,031
Marriott International, Inc., Class A	6,636	760,021
McDonald’s Corp.	16,049	2,869,240
MGM Resorts International	12,310	362,406
Norwegian Cruise Line Holdings Ltd.*	3,360	172,805
Restaurant Brands International LP	47	2,924
Royal Caribbean Cruises Ltd.	3,980	477,799
Six Flags Entertainment Corp.	3,100	190,929
Starbucks Corp.	28,090	1,914,053
Wendy’s Co. (The)	200	3,464
Wyndham Destinations, Inc.	3,360	141,590
Wyndham Hotels & Resorts, Inc.	3,360	164,942
Wynn Resorts Ltd.	2,200	270,622
Yum China Holdings, Inc.	8,650	315,292
Yum! Brands, Inc.	7,750	728,345

		$11,321,022
HOUSEHOLD DURABLES – 0.3%
DR Horton, Inc.	5,070	194,942
Garmin Ltd.	1,690	116,914
Leggett & Platt, Inc.	3,670	150,323
Lennar Corp., Class A	2,910	137,992
Lennar Corp., Class B	76	2,897
Mohawk Industries, Inc.*	500	64,395
Newell Brands, Inc.	7,569	160,538
NVR, Inc.*	30	79,800
PulteGroup, Inc.	10,090	280,603

Description	Number of Shares	Value
Tempur Sealy International, Inc.*	200	$10,604
Toll Brothers, Inc.	6,050	223,487
Whirlpool Corp.	150	19,952

		$1,442,447
INTERNET & CATALOG RETAIL – 3.5%
Amazon.com, Inc.*	8,160	14,024,837
Booking Holdings, Inc.*	930	1,704,513
eBay, Inc.*	21,790	733,234
Expedia Group, Inc.	2,852	340,101
GrubHub, Inc.*	1,500	120,600
Qurate Retail, Inc.*	6,850	148,988
Wayfair, Inc., Class A#,*	1,100	120,406

		$17,192,679
LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.#	3,490	316,054
Mattel, Inc.#,*	550	6,512
Polaris Industries, Inc.	1,500	125,820

		$448,386
MULTILINE RETAIL – 0.5%
Burlington Stores, Inc.*	900	154,539
Dollar General Corp.	6,600	761,838
Dollar Tree, Inc.*	5,662	548,251
Kohl’s Corp.	1,810	124,329
Macy’s, Inc.	7,580	199,354
Nordstrom, Inc.	380	17,636
Target Corp.	9,060	661,380

		$2,467,327
SPECIALTY RETAIL – 2.3%
Advance Auto Parts, Inc.	1,850	294,520
AutoNation, Inc.*	480	18,600
AutoZone, Inc.*	660	559,244
Best Buy Co., Inc.	5,580	330,559
CarMax, Inc.*	1,900	111,682
Dick’s Sporting Goods, Inc.	1,500	52,965
Floor & Decor Holdings, Inc., Class A#,*	800	27,432
Foot Locker, Inc.	2,410	134,695
Gap, Inc. (The)	1,200	30,528
Home Depot, Inc. (The)	23,350	4,285,426
L Brands, Inc.	1,610	44,822
Lowe’s Cos., Inc.	17,600	1,692,416
Michaels Cos, Inc. (The)*	1,000	13,860
O’Reilly Automotive, Inc.*	1,900	654,854
Ross Stores, Inc.	8,940	823,553
Tiffany & Co.	3,050	270,627
TJX Cos., Inc. (The)	27,480	1,366,580

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Tractor Supply Co.	1,200	$102,480
Ulta Beauty, Inc.*	1,400	408,688
Urban Outfitters, Inc.*	2,800	90,440
Williams-Sonoma, Inc.	1,040	56,607

		$11,370,578
TEXTILES, APPAREL & LUXURY GOODS – 0.8%
Capri Holdings Ltd*	1,600	67,968
Carter’s, Inc.	1,400	116,060
Hanesbrands, Inc.	6,100	91,439
Lululemon Athletica, Inc.*	1,200	177,372
NIKE, Inc., Class B	25,540	2,091,215
PVH Corp.	680	74,195
Ralph Lauren Corp.	700	81,298
Skechers U.S.A., Inc., Class A*	2,100	57,057
Tapestry, Inc.	7,710	298,454
Under Armour, Inc., Class A*	4,600	95,404
Under Armour, Inc., Class C*	922	17,463
VF Corp.	6,050	509,229

		$3,677,154

TOTAL CONSUMER DISCRETIONARY		$52,772,308
CONSUMER STAPLES – 6.1%
BEVERAGES – 1.5%
Brown-Forman Corp., Class A	1,100	51,733
Brown-Forman Corp., Class B	4,525	213,806
Coca-Cola Co. (The)	61,200	2,945,556
Constellation Brands, Inc., Class A	2,700	468,882
Keurig Dr. Pepper, Inc.	2,200	59,884
Molson Coors Brewing Co., Class B	3,000	199,830
Monster Beverage Corp.*	7,900	452,196
PepsiCo, Inc.	24,300	2,737,881

		$7,129,768
FOOD & STAPLES RETAILING – 1.6%
Costco Wholesale Corp.	7,600	1,631,188
CVS Health Corp.	23,471	1,538,524
Kroger Co. (The)	17,500	495,775
Sprouts Farmers Market, Inc.*	3,200	76,736
Sysco Corp.	8,500	542,725
U.S. Foods Holding Corp.*	2,900	97,788
Walgreens Boots Alliance, Inc.	13,600	982,736
Walmart, Inc.	23,600	2,261,588

		$7,627,060
FOOD PRODUCTS – 1.0%
Archer-Daniels-Midland Co.	11,900	534,310
Bunge Ltd.	3,100	170,717
Campbell Soup Co.	5,800	205,494

Description	Number of Shares	Value
Conagra Brands, Inc.	5,900	$127,676
Flowers Foods, Inc.	1,600	31,456
General Mills, Inc.	6,700	297,748
Hain Celestial Group, Inc. (The)*	9,200	168,636
Hershey Co. (The)	3,500	371,350
Hormel Foods Corp.	2,100	88,872
Ingredion, Inc.	500	49,500
JM Smucker Co. (The)	700	73,416
Kellogg Co.	2,000	118,020
Kraft Heinz Co. (The)	10,300	495,018
Lamb Weston Holdings, Inc.	2,700	195,210
McCormick & Co., Inc.	1,200	148,368
Mondelez International, Inc., Class A	23,400	1,082,484
Pilgrim’s Pride Corp.*	2,800	56,728
Post Holdings, Inc.*	1,000	92,820
TreeHouse Foods, Inc.*	1,500	87,540
Tyson Foods, Inc., Class A	5,300	328,176

		$4,723,539
HOUSEHOLD PRODUCTS – 1.2%
Church & Dwight Co., Inc.	2,800	180,908
Clorox Co. (The)	2,900	430,302
Colgate-Palmolive Co.	12,200	789,096
Energizer Holdings, Inc.	1,700	80,580
Kimberly-Clark Corp.	4,700	523,486
Procter & Gamble Co. (The)	41,200	3,974,564
Spectrum Brands Holdings, Inc.	800	44,704

		$6,023,640
PERSONAL PRODUCTS – 0.1%
Coty, Inc., Class A*	8,500	65,960
Estee Lauder Cos., Inc., Class A (The)	3,200	436,544
Herbalife Nutrition Ltd.*	2,900	173,130
Nu Skin Enterprises, Inc., Class A	1,500	98,475

		$774,109
TOBACCO – 0.7%
Altria Group, Inc.	29,100	1,436,085
Philip Morris International, Inc.	24,100	1,848,952

		$3,285,037

TOTAL CONSUMER STAPLES		$29,563,153
ENERGY – 5.3%
ENERGY EQUIPMENT & SERVICES – 0.5%
Apergy Corp.*	2,080	69,930
Baker Hughes, Inc.	9,000	212,130
Halliburton Co.	13,690	429,318
Helmerich & Payne, Inc.	3,560	199,324
National Oilwell Varco, Inc.	4,905	144,599

January 31, 2019 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Patterson-UTI Energy, Inc.	4,700	$57,011
RPC, Inc.#	3,450	37,226
Schlumberger Ltd.	24,646	1,089,600
Transocean Ltd.*	14,600	125,122

		$2,364,260
OIL, GAS & CONSUMABLE FUELS – 4.8%
Anadarko Petroleum Corp.	10,650	504,065
Antero Resources Corp.*	2,300	23,138
Apache Corp.	4,440	145,721
Cabot Oil & Gas Corp.	11,300	281,935
Cheniere Energy, Inc.*	4,830	317,090
Chesapeake Energy Corp.#,*	19,500	55,575
Chevron Corp.	38,620	4,427,783
Cimarex Energy Co.	1,700	128,078
CNX Resources Corp.*	6,500	78,910
Concho Resources, Inc.*	3,400	407,456
ConocoPhillips	25,160	1,703,080
Continental Resources, Inc.*	2,220	102,497
Devon Energy Corp.	7,480	199,342
Diamondback Energy, Inc.	3,497	360,611
EOG Resources, Inc.	12,680	1,257,856
EQT Corp.	2,326	45,287
Equitrans Midstream Corp.*	1,860	38,725
Extraction Oil & Gas, Inc.#,*	8,000	31,520
Exxon Mobil Corp.	83,793	6,140,351
Hess Corp.	4,590	247,860
HollyFrontier Corp.	3,940	221,980
Kinder Morgan, Inc.	30,255	547,616
Kosmos Energy Ltd.*	1,600	8,208
Marathon Oil Corp.	19,730	311,537
Marathon Petroleum Corp.	15,100	1,000,526
Murphy Oil Corp.	5,400	147,690
Newfield Exploration Co.*	3,100	56,668
Noble Energy, Inc.	5,620	125,551
Occidental Petroleum Corp.	13,400	894,852
ONEOK, Inc.	6,660	427,639
Parsley Energy, Inc., Class A*	4,400	81,752
PBF Energy, Inc., Class A	3,000	109,860
Phillips 66	9,690	924,523
Pioneer Natural Resources Co.	3,850	547,932
QEP Resources, Inc.*	4,500	37,215
Range Resources Corp.	5,200	57,356
SM Energy Co.	3,350	65,727
Targa Resources Corp.	4,300	184,943
Valero Energy Corp.	9,620	844,828
Whiting Petroleum Corp.#,*	2,387	68,340
Williams Cos., Inc. (The)	19,570	527,020

Description	Number of Shares	Value
WPX Energy, Inc.*	7,917	$97,062

		$23,785,705

TOTAL ENERGY		$26,149,965
FINANCIALS – 13.7%
CAPITAL MARKETS – 2.8%
Affiliated Managers Group, Inc.	1,270	133,287
Ameriprise Financial, Inc.	3,540	448,164
Bank of New York Mellon Corp. (The)	20,120	1,052,678
BlackRock, Inc.	2,460	1,021,097
Cboe Global Markets, Inc.	3,000	279,810
Charles Schwab Corp. (The)	23,850	1,115,465
CME Group, Inc.	6,900	1,257,732
E*TRADE Financial Corp.	6,000	279,960
Eaton Vance Corp.	270	10,400
FactSet Research Systems, Inc.#	840	183,649
Franklin Resources, Inc.	1,520	45,007
Goldman Sachs Group, Inc. (The)	6,040	1,195,980
Interactive Brokers Group, Inc., Class A	2,300	115,920
Intercontinental Exchange, Inc.	11,790	905,000
Invesco Ltd.	1,720	31,338
Legg Mason, Inc.	210	6,258
LPL Financial Holdings, Inc.	2,300	161,851
Moody’s Corp.	3,740	592,827
Morgan Stanley	25,746	1,089,056
Morningstar, Inc.	1,100	136,565
MSCI, Inc.	2,520	429,080
Nasdaq, Inc.	3,830	337,193
Northern Trust Corp.	3,280	290,149
Raymond James Financial, Inc.	3,410	274,505
S&P Global, Inc.	5,290	1,013,829
SEI Investments Co.	3,840	182,554
State Street Corp.	5,270	373,643
T. Rowe Price Group, Inc.	3,680	343,933
TD Ameritrade Holding Corp.	2,850	159,458
Virtu Financial, Inc., Class A	900	22,995

		$13,489,383
COMMERCIAL BANKS – 1.7%
Associated Banc-Corp.	6,885	149,060
Bank of Hawaii Corp.	2,470	191,005
BB&T Corp.	16,690	814,472
BOK Financial Corp.	820	68,150
Citizens Financial Group, Inc.	13,050	442,656
Commerce Bancshares, Inc.	955	57,109
Cullen/Frost Bankers, Inc.#	1,440	140,083
East West Bancorp, Inc.	2,500	125,800
Fifth Third Bancorp	18,250	489,465

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
First Horizon National Corp.	8,934	$131,151
First Republic Bank	4,500	434,835
Huntington Bancshares, Inc.	16,541	219,003
KeyCorp.	19,044	313,655
M&T Bank Corp.§	1,610	264,909
PacWest Bancorp.	1,539	59,390
PNC Financial Services Group, Inc. (The)	9,460	1,160,458
Popular, Inc.	600	32,766
Regions Financial Corp.	28,556	433,195
Signature Bank	1,000	127,310
SunTrust Banks, Inc.	10,180	604,896
SVB Financial Group*	1,200	280,056
Synovus Financial Corp.	2,694	95,421
TCF Financial Corp.	710	15,734
U.S. Bancorp	29,270	1,497,453
Zions Bancorp NA	3,590	170,848

		$8,318,880
CONSUMER FINANCE – 0.7%
Ally Financial, Inc.	5,400	140,724
American Express Co.	14,440	1,482,988
Capital One Financial Corp.	8,100	652,779
Credit Acceptance Corp.*	250	99,505
Discover Financial Services	8,380	565,566
Navient Corp.	1,460	16,644
SLM Corp.*	5,760	61,690
Synchrony Financial	9,800	294,392

		$3,314,288
DIVERSIFIED FINANCIAL SERVICES – 5.6%
Bank of America Corp.	183,750	5,231,363
Berkshire Hathaway, Inc., Class B*	37,696	7,748,036
Citigroup, Inc.	50,182	3,234,732
Comerica, Inc.	4,130	325,196
Jefferies Financial Group, Inc.	110	2,289
JPMorgan Chase & Co.	65,320	6,760,620
Voya Financial, Inc.	1,900	88,217
Wells Fargo & Co.	80,275	3,926,250

		$27,316,703
INSURANCE – 2.8%
Aflac, Inc.	17,600	839,520
Alleghany Corp.	156	98,523
Allstate Corp. (The)	8,180	718,777
American Financial Group, Inc.	1,600	152,624
American International Group, Inc.	14,280	617,324
Aon PLC	5,300	828,019
Arch Capital Group Ltd.*	7,170	210,439
Arthur J Gallagher & Co.	5,180	386,998
Assurant, Inc.	1,130	108,921

Description	Number of Shares	Value
Assured Guaranty Ltd.	3,550	$143,988
Axis Capital Holdings Ltd.	3,280	175,644
Brighthouse Financial, Inc.*	1,100	41,074
Brown & Brown, Inc.	9,140	248,242
Chubb Ltd.	9,847	1,310,143
Cincinnati Financial Corp.	4,506	365,527
CNA Financial Corp.	1,050	48,153
Erie Indemnity Co., Class A	670	98,075
Everest Re Group Ltd.	1,170	256,288
Fidelity National Financial, Inc.	5,341	193,131
Hanover Insurance Group, Inc. (The)	1,100	125,444
Hartford Financial Services Group, Inc. (The)	4,390	205,979
Lincoln National Corp.	5,570	325,789
Loews Corp.	5,050	241,895
Markel Corp.*	280	294,983
Marsh & McLennan Cos., Inc.	11,190	986,846
MetLife, Inc.	13,351	609,740
Old Republic International Corp.	1,900	38,285
Principal Financial Group, Inc.	6,990	349,989
Progressive Corp. (The)	12,930	870,060
Prudential Financial, Inc.	9,530	878,094
Reinsurance Group of America, Inc.	1,690	244,121
RenaissanceRe Holdings Ltd.	20	2,761
Torchmark Corp.	1,695	141,973
Travelers Cos., Inc. (The)	6,280	788,391
Unum Group	2,110	73,344
White Mountains Insurance Group Ltd.	160	142,973
Willis Towers Watson PLC	2,600	423,254
WR Berkley Corp.	3,580	275,266

		$13,860,597
MORTGAGE REAL ESTATE INVESTMENT TRUSTS – 0.1%
AGNC Investment Corp.	2,430	43,521
Annaly Capital Management, Inc.	13,680	142,819
Chimera Investment Corp.	6,840	130,165

		$316,505
REAL ESTATE INVESTMENT TRUSTS – 0.0%**
Omega Healthcare Investors, Inc.#	7,000	281,330
THRIFTS & MORTGAGE FINANCE – 0.0%**
New York Community Bancorp, Inc.#	100	1,162
TFS Financial Corp.	150	2,447

		$3,609

TOTAL FINANCIALS		$66,901,295
HEALTH CARE – 14.7%
BIOTECHNOLOGY – 2.8%
AbbVie, Inc.	30,978	2,487,224

January 31, 2019 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Agios Pharmaceuticals, Inc.#,*	900	$48,240
Alexion Pharmaceuticals, Inc.*	3,290	404,538
Alkermes PLC*	3,700	121,619
Alnylam Pharmaceuticals, Inc.*	2,000	167,060
Amgen, Inc.	12,964	2,425,694
Biogen, Inc.*	4,200	1,401,876
BioMarin Pharmaceutical, Inc.*	2,900	284,693
Bluebird Bio, Inc.*	1,200	160,116
Celgene Corp.*	15,366	1,359,276
Exact Sciences Corp.*	2,200	198,176
Exelixis, Inc.*	6,300	148,491
Gilead Sciences, Inc.	26,244	1,837,342
Incyte Corp.*	3,260	262,723
Ionis Pharmaceuticals, Inc.#,*	2,800	162,400
Neurocrine Biosciences, Inc.*	1,500	132,330
Regeneron Pharmaceuticals, Inc.*	1,600	686,832
Sage Therapeutics, Inc.*	900	128,331
Sarepta Therapeutics, Inc.*	1,200	167,652
Seattle Genetics, Inc.*	1,600	122,288
United Therapeutics Corp.*	1,140	131,476
Vertex Pharmaceuticals, Inc.*	5,143	981,850

		$13,820,227
HEALTH CARE EQUIPMENT & SUPPLIES – 3.4%
Abbott Laboratories	32,545	2,375,134
ABIOMED, Inc.*	700	245,749
Align Technology, Inc.*	1,560	388,362
Baxter International, Inc.	11,630	843,059
Becton Dickinson & Co.	5,334	1,330,620
Boston Scientific Corp.*	28,100	1,072,015
Cantel Medical Corp.	500	40,710
Cooper Cos., Inc. (The)	1,250	348,450
Danaher Corp.	12,080	1,339,914
DENTSPLY SIRONA, Inc.	6,579	275,989
DexCom, Inc.*	1,500	211,545
Edwards Lifesciences Corp.*	4,472	762,118
Hill-Rom Holdings, Inc.	2,260	226,045
Hologic, Inc.*	6,740	299,256
ICU Medical, Inc.*	100	24,880
IDEXX Laboratories, Inc.*	1,880	400,026
Insulet Corp.#,*	700	56,833
Intuitive Surgical, Inc.*	2,200	1,152,008
Medtronic PLC	25,326	2,238,565
Penumbra, Inc.*	400	58,204
ResMed, Inc.	3,520	334,998
Stryker Corp.	7,300	1,296,261
Teleflex, Inc.	1,360	371,960

Description	Number of Shares	Value
Varian Medical Systems, Inc.*	2,750	$363,083
Zimmer Biomet Holdings, Inc.	2,910	318,820

		$16,374,604
HEALTH CARE PROVIDERS & SERVICES – 2.8%
Acadia Healthcare Co., Inc.#,*	3,500	95,760
AmerisourceBergen Corp.	3,970	330,979
Anthem, Inc.	5,210	1,578,630
Cardinal Health, Inc.	4,220	210,873
Centene Corp.*	4,132	539,515
Cigna Corp.	7,992	1,596,882
DaVita, Inc.*	2,788	156,490
Encompass Health Corp.	200	13,368
HCA Healthcare, Inc.	5,400	752,922
Henry Schein, Inc.*	4,520	351,204
Humana, Inc.	2,830	874,442
Laboratory Corp. of America Holdings*	1,857	258,773
McKesson Corp.	4,100	525,825
MEDNAX, Inc.*	2,640	95,330
Molina Healthcare, Inc.*	600	79,788
Premier, Inc., Class A*	1,800	71,622
Quest Diagnostics, Inc.	3,750	327,563
UnitedHealth Group, Inc.	18,820	5,085,164
Universal Health Services, Inc., Class B	2,480	328,674
WellCare Health Plans, Inc.*	500	138,240

		$13,412,044
HEALTH CARE TECHNOLOGY – 0.2%
athenahealth, Inc.*	1,000	134,740
Cerner Corp.*	7,040	386,566
Veeva Systems, Inc., Class A*	2,720	296,643

		$817,949
LIFE SCIENCES TOOLS & SERVICES – 1.1%
Agilent Technologies, Inc.	7,490	569,615
Bio-Rad Laboratories, Inc., Class A*	890	222,384
Bruker Corp.	4,900	171,794
Charles River Laboratories
International, Inc.*	2,020	248,844
Illumina, Inc.*	2,840	794,604
IQVIA Holdings, Inc.*	2,480	319,945
Mettler-Toledo International, Inc.*	620	395,659
PerkinElmer, Inc.	3,670	332,135
Thermo Fisher Scientific, Inc.	7,620	1,872,005
Waters Corp.*	2,210	510,996

		$5,437,981
PHARMACEUTICALS – 4.4%
Allergan PLC	6,085	876,118

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Bristol-Myers Squibb Co.	29,960	$1,479,125
Catalent, Inc.*	700	25,851
Eli Lilly & Co.	17,830	2,137,104
Jazz Pharmaceuticals PLC*	600	75,534
Johnson & Johnson	52,200	6,946,776
Merck & Co., Inc.	52,466	3,905,044
Mylan NV*	7,830	234,508
Nektar Therapeutics*	3,400	143,956
Perrigo Co. PLC	1,440	66,888
Pfizer, Inc.	113,903	4,835,182
Zoetis, Inc.	10,381	894,427

		$21,620,513

TOTAL HEALTH CARE		$71,483,318
INDUSTRIALS – 10.1%
AEROSPACE & DEFENSE – 2.5%
Arconic, Inc.	3,966	74,640
Boeing Co. (The)	10,840	4,180,121
BWX Technologies, Inc.	2,940	136,475
General Dynamics Corp.	5,730	980,804
HEICO Corp., Class A	1,952	136,699
Hexcel Corp.	3,600	243,756
Huntington Ingalls Industries, Inc.	1,345	277,675
L3 Technologies, Inc.	2,010	395,729
Lockheed Martin Corp.	4,750	1,376,028
Northrop Grumman Corp.	3,670	1,011,269
Raytheon Co.	6,320	1,041,283
Spirit AeroSystems Holdings, Inc., Class A	1,940	161,796
Textron, Inc.	3,270	174,062
TransDigm Group, Inc.*	1,090	426,190
United Technologies Corp.	15,250	1,800,568

		$12,417,095
AIR FREIGHT & LOGISTICS – 0.5%
C.H. Robinson Worldwide, Inc.	1,184	102,736
Expeditors International of Washington, Inc.	1,480	102,564
FedEx Corp.	5,360	951,775
United Parcel Service, Inc., Class B	13,330	1,404,982
XPO Logistics, Inc.#,*	500	30,390

		$2,592,447
AIRLINES – 0.5%
Alaska Air Group, Inc.	1,800	115,110
American Airlines Group, Inc.	5,900	211,043
Copa Holdings SA Class A	1,000	94,850
Delta Air Lines, Inc.	12,490	617,381
Southwest Airlines Co.	12,430	705,527
United Continental Holdings, Inc.*	5,483	478,501

		$2,222,412

Description	Number of Shares	Value
BUILDING PRODUCTS – 0.4%
Allegion PLC	2,233	$191,725
Fortune Brands Home & Security, Inc.	4,760	215,628
Johnson Controls International PLC	14,331	483,958
Lennox International, Inc.	1,290	295,771
Masco Corp.	9,030	292,662
Owens Corning	2,290	119,973
Resideo Technologies, Inc.*	2,628	57,632
Smith (A.O.) Corp.	5,000	239,300

		$1,896,649
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Cintas Corp.	2,420	453,774
Copart, Inc.*	3,800	192,394
Republic Services, Inc.	6,140	470,999
Stericycle, Inc.*	152	6,700
Waste Management, Inc.	9,840	941,393

		$2,065,260
CONSTRUCTION & ENGINEERING – 0.1%
Arcosa, Inc.	800	23,544
Fluor Corp.	100	3,657
Jacobs Engineering Group, Inc.	4,150	268,920
Quanta Services, Inc.	560	19,790

		$315,911
ELECTRICAL EQUIPMENT – 0.5%
Acuity Brands, Inc.	800	96,728
AMETEK, Inc.	3,160	230,364
Eaton Corp. PLC	7,478	570,197
Emerson Electric Co.	11,440	748,977
Hubbell, Inc.	1,290	141,036
nVent Electric PLC	3,816	95,476
Rockwell Automation, Inc.	2,320	393,286

		$2,276,064
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.1%
Fortive Corp.	7,440	557,926
INDUSTRIAL CONGLOMERATES – 1.5%
3M Co.	11,660	2,335,498
Carlisle Cos., Inc.	1,290	138,972
General Electric Co.	169,220	1,719,275
Honeywell International, Inc.	15,370	2,207,593
Roper Technologies, Inc.	2,400	679,824

		$7,081,162
MACHINERY – 2.1%
AGCO Corp.	1,060	68,052
Allison Transmission Holdings, Inc.	4,800	233,616
Caterpillar, Inc.	12,200	1,624,552

January 31, 2019 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Colfax Corp.*	2,900	$71,775
Crane Co.	1,200	99,312
Cummins, Inc.	3,880	570,787
Deere & Co.	7,090	1,162,760
Donaldson Co., Inc.	4,010	189,593
Dover Corp.	4,160	365,373
Graco, Inc.	6,420	278,179
IDEX Corp.	2,120	292,263
Illinois Tool Works, Inc.	7,000	961,170
Ingersoll-Rand PLC	6,150	615,246
ITT, Inc.	2,535	133,240
Lincoln Electric Holdings, Inc.	1,900	164,236
Nordson Corp.	1,500	194,460
Oshkosh Corp.	1,790	134,340
PACCAR, Inc.	4,690	307,289
Parker-Hannifin Corp.	2,960	487,838
Pentair PLC	3,816	157,181
Snap-on, Inc.	1,280	212,467
Stanley Black & Decker, Inc.	4,020	508,289
Terex Corp.	2,630	80,767
Timken Co. (The)	600	25,554
Toro Co. (The)	3,780	224,910
Trinity Industries, Inc.	2,400	56,112
Valmont Industries, Inc.	1,060	136,740
WABCO Holdings, Inc.*	2,050	234,172
Wabtec Corp.#	1,720	118,955
Welbilt, Inc.*	3,910	54,818
Xylem, Inc.	5,010	357,013

		$10,121,059
PROFESSIONAL SERVICES – 0.2%
Equifax, Inc.	3,360	359,587
IHS Markit Ltd.*	4,987	258,925
ManpowerGroup, Inc.	1,860	146,996
Nielsen Holdings PLC	1,850	47,508
TransUnion	2,400	145,968
Verisk Analytics, Inc.*	2,000	234,820

		$1,193,804
ROAD & RAIL – 1.1%
CSX Corp.	17,400	1,143,180
JB Hunt Transport Services, Inc.	2,280	244,051
Kansas City Southern	2,180	230,535
Landstar System, Inc.	1,590	161,512
Norfolk Southern Corp.	6,160	1,033,278
Old Dominion Freight Line, Inc.	1,400	190,302
Ryder System, Inc.	40	2,316
Union Pacific Corp.	15,170	2,413,092

		$5,418,266

Description	Number of Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Air Lease Corp.	1,200	$45,528
Fastenal Co.	3,520	212,819
MSC Industrial Direct Co., Inc., Class A	1,390	116,051
United Rentals, Inc.*	2,020	253,025
Watsco, Inc.	100	14,748
WW Grainger, Inc.	1,140	336,745

		$978,916
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Macquarie Infrastructure Corp.	1,100	47,487

TOTAL INDUSTRIALS		$49,184,458
INFORMATION TECHNOLOGY – 21.1%
COMMUNICATIONS EQUIPMENT – 1.3%
Arista Networks, Inc.*	600	128,868
ARRIS International PLC*	2,800	87,892
Cisco Systems, Inc.	95,550	4,518,560
CommScope Holding Co., Inc.*	3,700	77,367
EchoStar Corp., Class A*	70	2,869
F5 Networks, Inc.*	490	78,866
Harris Corp.	2,859	437,942
Juniper Networks, Inc.	3,490	90,531
Motorola Solutions, Inc.	4,230	494,529
Palo Alto Networks, Inc.*	1,690	363,046

		$6,280,470
COMPUTERS & PERIPHERALS – 3.7%
Apple, Inc.	95,760	15,938,294
Dell Technologies, Inc., Class C*	5,570	270,634
Hewlett Packard Enterprise Co.	37,790	589,146
HP, Inc.	37,590	828,108
NCR Corp.*	1,820	48,685
NetApp, Inc.	3,353	213,821
Pure Storage, Inc., Class A*	800	14,328
Western Digital Corp.	6,583	296,169

		$18,199,185
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Amphenol Corp., Class A	7,300	641,816
Arrow Electronics, Inc.*	2,940	223,293
CDW Corp.	4,490	373,882
Cognex Corp.	5,000	227,500
Coherent, Inc.*	700	82,740
Corning, Inc.	19,970	664,202
Dolby Laboratories, Inc., Class A	150	9,695
IPG Photonics Corp.*	700	93,100
Keysight Technologies, Inc.*	1,700	125,834

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
National Instruments Corp.	1,930	$85,345
Trimble, Inc.*	6,680	251,569
Zebra Technologies Corp., Class A*	600	104,160

		$2,883,136
IT SERVICES – 5.1%
Accenture PLC, Class A	13,500	2,072,925
Akamai Technologies, Inc.*	3,950	257,145
Alliance Data Systems Corp.	1,290	229,091
Amdocs Ltd.	2,620	146,406
Automatic Data Processing, Inc.	9,630	1,346,659
Black Knight, Inc.*	2,037	100,200
Booz Allen Hamilton Holding Corp.	800	39,304
Broadridge Financial Solutions, Inc.	3,430	345,847
Cognizant Technology Solutions Corp., Class A	11,910	829,889
Conduent, Inc.*	1,500	19,125
DXC Technology Co.	6,676	428,065
EPAM Systems, Inc.*	600	84,888
Euronet Worldwide, Inc.*	600	69,006
Fidelity National Information Services, Inc.	6,443	673,487
First Data Corp., Class A*	8,200	202,130
Fiserv, Inc.*	9,220	764,615
FleetCor Technologies, Inc.*	2,000	403,620
Gartner, Inc.*	1,600	217,424
Global Payments, Inc.	4,400	494,032
GoDaddy, Inc., Class A*	1,050	72,062
International Business Machines Corp.	17,260	2,320,089
Jack Henry & Associates, Inc.	1,900	253,745
Leidos Holdings, Inc.	2,200	127,600
Mastercard, Inc., Class A	18,720	3,952,354
Okta, Inc.#,*	1,400	115,402
Paychex, Inc.	6,570	465,156
PayPal Holdings, Inc.*	24,865	2,207,017
Square, Inc., Class A*	5,300	378,155
Switch, Inc., Class A	4,700	39,198
Teradata Corp.*	1,070	47,487
Total System Services, Inc.	3,720	333,349
Twilio, Inc., Class A#,*	1,600	178,112
VeriSign, Inc.*	2,650	448,566
Visa, Inc., Class A	35,820	4,836,058
Western Union Co. (The)	1,840	33,580
Worldpay, Inc., Class A*	5,100	425,748

		$24,957,536
PROFESSIONAL SERVICES – 0.1%
CoStar Group, Inc.*	800	312,592
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.0%
Advanced Micro Devices, Inc.*	19,900	485,759

Description	Number of Shares	Value
Analog Devices, Inc.	7,952	$786,135
Applied Materials, Inc.	22,280	870,702
Broadcom, Inc.	8,833	2,369,452
Cypress Semiconductor Corp.	12,000	166,440
First Solar, Inc.*	2,200	111,298
Intel Corp.	93,570	4,409,018
KLA-Tencor Corp.	4,150	442,266
Lam Research Corp.	3,680	624,054
Marvell Technology Group Ltd.	11,453	212,224
Maxim Integrated Products, Inc.	3,220	174,749
Microchip Technology, Inc.#	6,139	493,391
Micron Technology, Inc.*	23,900	913,458
NVIDIA Corp.	11,980	1,722,125
NXP Semiconductors NV	5,100	443,853
ON Semiconductor Corp.*	8,220	164,729
Qorvo, Inc.*	2,850	186,276
QUALCOMM, Inc.	28,780	1,425,186
Skyworks Solutions, Inc.	3,900	284,856
Teradyne, Inc.	7,250	260,928
Texas Instruments, Inc.	19,800	1,993,464
Universal Display Corp.#	1,200	124,596
Versum Materials, Inc.	2,600	95,602
Xilinx, Inc.	5,500	615,670

		$19,376,231
SOFTWARE – 6.3%
2U, Inc.*	500	28,425
Adobe, Inc.*	10,160	2,517,851
ANSYS, Inc.*	1,380	226,803
Atlassian Corp. PLC, Class A*	1,300	127,920
Autodesk, Inc.*	5,330	784,576
Cadence Design Systems, Inc.*	8,510	408,735
CDK Global, Inc.	4,676	228,703
Citrix Systems, Inc.	3,590	368,119
DocuSign, Inc.*	300	14,835
FireEye, Inc.*	2,600	45,968
Fortinet, Inc.*	1,700	130,169
Guidewire Software, Inc.*	800	69,344
Intuit, Inc.	5,400	1,165,428
LogMeIn, Inc.	557	51,812
Microsoft Corp.	150,149	15,680,060
Nutanix, Inc., Class A*	2,200	112,706
Oracle Corp.	57,910	2,908,819
Paycom Software, Inc.*	700	103,768
Proofpoint, Inc.*	200	20,374
PTC, Inc.*	2,100	178,059
Red Hat, Inc.*	4,030	716,695

January 31, 2019 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
RingCentral, Inc., Class A*	800	$73,952
salesforce.com, Inc.*	14,830	2,253,715
ServiceNow, Inc.*	3,900	858,078
Splunk, Inc.*	2,800	349,552
SS&C Technologies Holdings, Inc.	1,200	61,788
Symantec Corp.	8,120	170,682
Synopsys, Inc.*	2,600	242,710
Tableau Software, Inc., Class A*	1,000	127,840
Ultimate Software Group, Inc. (The)*	140	38,230
VMware, Inc., Class A	1,510	228,116
Workday, Inc., Class A*	2,350	426,596
Zendesk, Inc.*	100	6,753

		$30,727,181

TOTAL INFORMATION TECHNOLOGY		$102,736,331
MATERIALS – 2.9%
CHEMICALS – 2.0%
Air Products & Chemicals, Inc.	4,900	805,511
Albemarle Corp.	2,000	161,460
Ashland Global Holdings, Inc.	1,200	91,080
Cabot Corp.	600	28,134
Celanese Corp.	3,500	335,160
CF Industries Holdings, Inc.	6,100	266,265
Chemours Co. (The)	4,300	153,725
DowDuPont, Inc.	44,037	2,369,631
Eastman Chemical Co.	4,000	322,480
Ecolab, Inc.	5,700	901,569
FMC Corp.	3,900	311,220
Huntsman Corp.	5,200	114,244
International Flavors & Fragrances, Inc.	1,000	141,780
Linde PLC	10,100	1,646,401
LyondellBasell Industries NV, Class A	6,300	547,911
Mosaic Co. (The)	4,200	135,576
Olin Corp.	900	21,249
Platform Specialty Products Corp.*	2,900	32,596
PPG Industries, Inc.	3,700	390,128
RPM International, Inc.	2,700	154,332
Sherwin-Williams Co. (The)	1,800	758,736
Valvoline, Inc.	5,200	114,972
Westlake Chemical Corp.	1,300	96,070

		$9,900,230
CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,000	71,000
Martin Marietta Materials, Inc.	1,400	247,352
Vulcan Materials Co.	1,400	142,310

		$460,662

Description	Number of Shares	Value
CONTAINERS & PACKAGING – 0.3%
Ardagh Group Sa	3,500	$42,420
Avery Dennison Corp.	900	94,005
Ball Corp.	3,800	198,664
Bemis Co., Inc.	1,400	68,376
Berry Global Group, Inc.*	200	9,850
International Paper Co.	10,200	483,786
Owens-Illinois, Inc.	6,000	120,420
Packaging Corp. of America	2,200	207,504
Westrock Co.	5,500	223,905

		$1,448,930
METALS & MINING – 0.5%
Alcoa Corp.*	3,888	115,396
Freeport-McMoRan, Inc.	29,300	341,052
Newmont Mining Corp.	12,300	419,553
Nucor Corp.	8,500	520,540
Reliance Steel & Aluminum Co.	1,800	147,384
Royal Gold, Inc.	2,400	209,688
Southern Copper Corp.	700	23,534
Steel Dynamics, Inc.	6,200	226,858
United States Steel Corp.	4,600	103,684

		$2,107,689
PAPER & FOREST PRODUCTS – 0.0%**
Domtar Corp.	3,100	145,390

TOTAL MATERIALS		$14,062,901
REAL ESTATE – 3.1%
REAL ESTATE INVESTMENT TRUSTS – 3.0%
Alexandria Real Estate Equities, Inc.	2,815	370,764
American Campus Communities, Inc.	4,700	216,294
American Homes 4 Rent, Class A	1,650	36,482
American Tower Corp.	7,760	1,341,238
Apartment Investment & Management Co., Class A	3,970	196,594
AvalonBay Communities, Inc.	1,622	312,916
Boston Properties, Inc.	1,850	243,960
Brixmor Property Group, Inc.	4,400	75,372
Camden Property Trust	2,670	258,857
Corporate Office Properties Trust	4,700	116,043
Crown Castle International Corp.	8,040	941,162
CyrusOne, Inc.	1,300	70,460
Digital Realty Trust, Inc.	3,910	423,609
Douglas Emmett, Inc.	4,410	166,830
Duke Realty Corp.	10,010	292,692
EPR Properties	700	51,142
Equinix, Inc.	1,581	622,914
Equity Commonwealth	4,992	161,541
Equity LifeStyle Properties, Inc.	2,700	285,876

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Equity Residential	4,350	$315,636
Essex Property Trust, Inc.	1,073	290,998
Extra Space Storage, Inc.	3,100	305,691
Federal Realty Investment Trust	970	128,593
Gaming and Leisure Properties, Inc.	1,404	52,650
HCP, Inc.	4,630	146,030
Hospitality Properties Trust	3,600	95,976
Host Hotels & Resorts, Inc.	18,140	327,608
Iron Mountain, Inc.	3,503	130,312
JBG SMITH Properties	836	32,311
Kilroy Realty Corp.#	3,325	234,280
Kimco Realty Corp.	9,980	169,760
Lamar Advertising Co., Class A	2,400	178,680
Liberty Property Trust	4,040	190,446
Life Storage, Inc.	1,000	98,270
Macerich Co. (The)	600	27,696
Medical Properties Trust, Inc.	1,000	18,200
Mid-America Apartment Communities, Inc.	3,171	321,159
National Retail Properties, Inc.	2,500	131,775
Outfront Media, Inc.	1,400	29,050
Park Hotels & Resorts, Inc.	392	11,787
Prologis, Inc.	10,890	753,152
Public Storage	3,060	650,311
Rayonier, Inc.	5,615	170,921
Realty Income Corp.	6,710	460,910
Regency Centers Corp.	2,035	132,275
SBA Communications Corp.*	2,250	410,693
Simon Property Group, Inc.	5,793	1,055,021
SITE Centers Corp.	1,900	24,833
SL Green Realty Corp.	490	45,291
Taubman Centers, Inc.	600	29,880
UDR, Inc.	7,680	336,000
Uniti Group, Inc.*	1,800	35,838
Ventas, Inc.	4,386	282,853
VEREIT, Inc.	19,100	154,328
Vornado Realty Trust	2,473	172,887
Weingarten Realty Investors	3,560	102,136
Welltower, Inc.	4,670	361,878
Weyerhaeuser Co.	6,942	182,158

		$14,783,019
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	5,510	252,083
Howard Hughes Corp. (The)*	658	73,064

		$325,147

TOTAL REAL ESTATE		$15,108,166
UTILITIES – 2.0%

Description	Number of Shares	Value
ELECTRIC UTILITIES – 1.2%
American Electric Power Co., Inc.	4,700	$371,864
Avangrid, Inc.	2,900	144,623
Duke Energy Corp.	7,900	693,462
Edison International	5,100	290,547
Entergy Corp.	2,800	249,732
Evergy, Inc.	3,000	171,960
Eversource Energy	4,300	298,463
Exelon Corp.	10,900	520,584
FirstEnergy Corp.	4,400	172,480
Hawaiian Electric Industries, Inc.	2,900	107,851
NextEra Energy, Inc.	5,500	984,390
OGE Energy Corp.	5,700	233,415
PG&E Corp.*	6,800	88,400
Pinnacle West Capital Corp.	2,500	220,300
PPL Corp.	13,100	410,292
Southern Co. (The)	11,900	578,340
Xcel Energy, Inc.	7,200	376,992

		$5,913,695
GAS UTILITIES – 0.0%**
National Fuel Gas Co.	1,200	68,760
UGI Corp.	1,400	79,842

		$148,602
INDEPENDENT POWER & RENEWABLE ELECTRICITY
PRODUCERS – 0.1%
AES Corp.	14,700	240,933
NRG Energy, Inc.	6,400	261,824
Vistra Energy Corp.*	3,800	95,418

		$598,175
MULTI-UTILITIES – 0.6%
Ameren Corp.	2,300	159,482
CenterPoint Energy, Inc.	9,600	296,832
CMS Energy Corp.	5,200	271,128
Consolidated Edison, Inc.	4,300	333,895
Dominion Energy, Inc.	10,843	761,612
NiSource, Inc.	4,600	125,488
Public Service Enterprise Group, Inc.	4,000	218,200
Sempra Energy	2,400	280,752
Vectren Corp.	1,100	79,618
WEC Energy Group, Inc.	2,100	153,363

		$2,680,370
WATER UTILITIES – 0.1%
American Water Works Co., Inc.	1,800	172,206

January 31, 2019 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Aqua America, Inc.	3,600	$126,180

		$298,386

TOTAL UTILITIES		$9,639,228

TOTAL COMMON STOCKS (COST $232,622,360)		$486,303,866
INVESTMENT COMPANIES – 0.1%
EQUITY FUNDS – 0.1%
iShares Russell 1000 ETF	1,400	210,112
iShares Russell 1000 Growth ETF	600	85,506
iShares Russell 1000 Value ETF	850	101,601

TOTAL EQUITY FUNDS		$397,219

TOTAL INVESTMENT COMPANIES (COST $377,579)		$397,219
MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	228,947	228,947

TOTAL MONEY MARKET FUND (COST $228,947)		$228,947
RIGHTS – 0.0%**
Celgene Corp.*,††	89	72
Community Health Systems, Inc.*	3,700	—

TOTAL RIGHTS (COST $142)		$72
WARRANT – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	14,549

TOTAL WARRANT (COST $34,935)		$14,549

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $233,263,963)		$486,944,653

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.6%
REPURCHASE AGREEMENTS – 0.6%
Barclays Capital, Inc., 2.55%, dated 1/31/19, due 2/01/19, repurchase price $228,337, collateralized by U.S. Treasury Securities, 0.00% to 3.13%, maturing 5/15/24 to 2/15/46; total market value of $232,887.	$228,321	228,321

Description	Par Value	Value
BNP Paribas SA, 2.59%, dated 1/31/19, due 2/01/19, repurchase price $574,037, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.75%, maturing 2/01/19 to 11/15/45; total market value of $585,476.	$573,996	$573,996
Daiwa Capital Markets America, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $574,037, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/07/19 to 9/09/49; total market value of $585,476.	573,996	573,996
HSBC Securities USA, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $574,037, collateralized by U.S. Government Agency Security, 4.50%, maturing 1/20/49; total market value of $585,476.	573,996	573,996
ING Financial Markets LLC, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $574,037, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 12/05/19 to 9/09/49; total market value of $585,476.	573,996	573,996
RBC Dominion Securities, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $574,037, collateralized by U.S. Government Agency Securities, 1.25% to 7.00%, maturing 5/30/19 to 12/15/48; total market value of $585,476.	573,996	573,996

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,098,301)		$3,098,301

TOTAL INVESTMENTS – 100.6% (COST $236,362,264)		$490,042,954
COLLATERAL FOR SECURITIES ON LOAN – (0.6%)		(3,098,301)
OTHER ASSETS LESS LIABILITIES – 0.0%**		292,887

TOTAL NET ASSETS – 100.0%		$487,237,540

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      13

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$486,303,866	$—	$—	$486,303,866
Investment Companies	397,219	—	—	397,219
Rights	—	72	—	72
Warrant	—	14,549	—	14,549
Money Market Fund	228,947	—	—	228,947
Repurchase Agreements	—	3,098,301	—	3,098,301

Total	$486,930,032	$3,112,922	$—	$490,042,954

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
††

Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2019, the value of these securities amounted to $72 representing 0.00% of total net assets.

^	7-Day net yield.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF	Exchange Traded Fund
LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington International Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 90.0%
AUSTRALIA – 0.5%
Rio Tinto Ltd.	44,785	$2,847,675
AUSTRIA – 0.6%
Erste Group Bank AG	87,500	3,054,217
BELGIUM – 1.2%
Ageas	1,240	57,655
Anheuser-Busch InBev SA/NV	41,300	3,155,450
bpost SA	14,873	136,347
Colruyt SA	2,270	163,023
KBC Group NV	5,799	393,693
Proximus SADP	12,620	338,793
UCB SA	2,810	243,495
Xior Student Housing NV	40,831	1,864,440

TOTAL BELGIUM		$6,352,896
BERMUDA – 1.0%
Hiscox Ltd.	89,427	1,664,108
Hongkong Land Holdings Ltd.	294,900	2,121,482
Johnson Electric Holdings Ltd.	630,608	1,436,824

TOTAL BERMUDA		$5,222,414
BULGARIA – 0.0%**
Petrol AD*	2,384	858
CAYMAN ISLANDS – 5.3%
Alibaba Group Holding Ltd. ADR*	43,882	7,393,678
ASM Pacific Technology Ltd.	141,900	1,528,869
China Resources Medical Holdings Co. Ltd	21,000	14,699
Haitian International Holdings Ltd.	518,000	1,193,245
Huazhu Group Ltd. ADR	47,204	1,498,727
NetEase, Inc. ADR	4,746	1,195,660
New Oriental Education & Technology Group, Inc. ADR*	38,637	2,976,594
Sands China Ltd.	459,600	2,204,852
Shenzhou International Group Holdings Ltd.	148,000	1,742,752
Tencent Holdings Ltd.	197,500	8,791,637

TOTAL CAYMAN ISLANDS		$28,540,713
CHINA – 2.2%
China Mobile Ltd.	214,000	2,250,711
China Pacific Insurance Group Co. Ltd., Class H	904,400	3,184,776
China Petroleum & Chemical Corp., Class H	1,334,000	1,115,484

Description	Number of Shares	Value
Hollysys Automation Technologies Ltd.	65,557	$1,351,785
Ping An Insurance Group Co. of China Ltd., Class H#	311,500	3,032,627
Sinopharm Group Co. Ltd., Class H	221,200	988,560

TOTAL CHINA		$11,923,943
DENMARK – 1.3%
Ambu A/S, Class B#	35,736	952,022
Coloplast A/S, Class B	13,941	1,273,499
DSV A/S	25,419	2,028,648
Novo Nordisk A/S, Class B	49,700	2,329,244
Topdanmark A/S	1,700	80,995
Tryg A/S#	3,230	82,408

TOTAL DENMARK		$6,746,816
FINLAND – 1.3%
DNA OYJ	94,371	1,988,243
Fortum OYJ	15,427	350,623
Kesko OYJ, Class B	4,729	272,119
Neste OYJ	3,080	282,190
Nokia OYJ	473,600	2,992,037
Sampo OYJ, Class A	12,820	587,351
UPM-Kymmene OYJ	20,528	596,168
Valmet OYJ	9,124	205,570

TOTAL FINLAND		$7,274,301
FRANCE – 9.7%
AXA SA	63,018	1,461,395
BNP Paribas SA	33,894	1,597,285
Bouygues SA	9,934	351,596
Carrefour SA	155,800	3,081,071
Casino Guichard Perrachon SA	4,998	245,918
Cie de Saint-Gobain	16,690	575,937
Cie Generale des Etablissements Michelin SCA	1,590	172,708
CNP Assurances	13,406	304,569
Credit Agricole SA	32,083	366,433
Dassault Systemes SA	6,839	857,141
Edenred	90,608	3,669,330
Elior Group SA	133,538	1,879,744
Engie SA	227,626	3,649,138
Eurazeo SE	33,293	2,474,560
Hermes International	430	257,694
ID Logistics Group*	7,864	1,321,848
Ingenico Group SA	5,631	306,933

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      15

Wilmington International Fund (continued)

Description	Number of Shares	Value
Legrand SA	4,102	$243,029
L’Oreal SA	4,550	1,096,662
LVMH Moet Hennessy Louis Vuitton SA	12,640	4,054,906
Orange SA	263,116	4,081,026
Publicis Groupe SA	50,300	3,071,309
Renault SA	6,344	448,932
Safran SA	23,600	3,100,779
Sanofi	64,625	5,617,055
Sartorius Stedim Biotech	10,006	1,102,914
SCOR SE	38,314	1,612,241
Societe BIC SA	1,080	108,163
Societe Generale SA	30,623	954,808
SPIE SA	64,246	967,530
TOTAL SA	56,243	3,083,298
Vinci SA	2,863	251,916

TOTAL FRANCE		$52,367,868
GERMANY – 9.6%
Aareal Bank AG	1,376	44,495
adidas AG	13,050	3,105,126
AIXTRON SE#,*	81,934	817,023
Alstria Office Real Estate Investment Trust AG	103,828	1,562,613
AURELIUS Equity Opportunities SE & Co. KGaA#	28,845	1,237,497
BASF SE	23,540	1,724,481
Bayer AG	25,680	1,946,432
Bayerische Motoren Werke AG	12,458	1,049,589
Covestro AG	9,859	544,803
Daimler AG	20,485	1,213,507
Deutsche Lufthansa AG	12,143	306,562
Deutsche Post AG	7,340	216,795
Deutsche Telekom AG	228,546	3,716,347
Deutsche Wohnen SE	61,300	3,062,378
Evotec AG*	51,557	1,210,638
Fielmann AG	32,235	2,188,608
Freenet AG	5,102	108,647
Fresenius SE & Co. KGaA	27,446	1,423,071
Hannover Rueck SE	2,030	292,997
HUGO BOSS AG	26,136	1,873,952
Infineon Technologies AG	108,104	2,404,603
Jenoptik AG	52,169	1,688,809
METRO AG	10,190	172,444
Muenchener Rueckversicherungs AG	13,700	3,057,290
RWE AG	124,900	3,106,460
SAP SE	32,396	3,349,908
Scout24 AG	8,834	415,318
Siemens AG	27,000	2,964,534
Telefonica Deutschland Holding AG	24,345	85,350

Description	Number of Shares	Value
TLG Immobilien AG	2,563	$78,689
TUI AG	18,266	278,273
Wirecard AG	21,997	3,647,488
XING SE	8,830	2,644,617
Zalando SE#,*	20,821	635,318

TOTAL GERMANY		$52,174,662
HONG KONG – 4.6%
AIA Group Ltd.	783,800	7,077,333
BOC Hong Kong Holdings Ltd.	588,500	2,273,916
CNOOC Ltd.	1,662,000	2,777,902
Jardine Matheson Holdings Ltd.	46,800	3,130,670
Sun Hung Kai Properties Ltd.	143,500	2,406,861
Swire Properties Ltd.	865,800	3,379,374
Techtronic Industries Co. Ltd.	684,500	3,995,802

TOTAL HONG KONG		$25,041,858
INDIA – 1.4%
HDFC Bank Ltd. ADR	54,890	5,391,296
Infosys Ltd. ADR	203,434	2,197,087

TOTAL INDIA		$7,588,383
IRELAND – 2.0%
DCC PLC	23,818	1,949,821
Glanbia PLC#	119,719	2,287,766
Kerry Group PLC, Class A	12,260	1,251,847
Kingspan Group PLC	71,226	2,913,051
Ryanair Holdings PLC ADR*	12,250	869,750
UDG Healthcare PLC	203,518	1,549,361

TOTAL IRELAND		$10,821,596
ITALY – 2.7%
Assicurazioni Generali SpA	214,887	3,762,075
Enel SpA	710,659	4,295,157
Eni SpA	88,025	1,492,534
FinecoBank Banca Fineco SpA	198,188	2,155,085
Intesa Sanpaolo SpA	283,988	649,799
Italgas SpA	17,716	107,260
Poste Italiane SpA	17,460	150,360
Salvatore Ferragamo SpA#	83,087	1,666,361
UnipolSai Assicurazioni SpA#	66,660	166,395

TOTAL ITALY		$14,445,026
JAPAN – 17.8%
ABC-Mart, Inc.	7,600	436,642
Aica Kogyo Co. Ltd.	15,600	548,468
Ajinomoto Co., Inc.	81,500	1,411,146
Alps Alpine Co. Ltd.	21,736	458,209
Anritsu Corp.	37,200	663,183
Ariake Japan Co. Ltd.	5,100	309,621
Asics Corp.	52,600	761,387

January 31, 2019 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
Bandai Namco Holdings, Inc.	15,100	$667,068
Chubu Electric Power Co., Inc.	55,800	883,233
Credit Saison Co. Ltd.	30,100	396,630
Daihatsu Diesel Manufacturing Co. Ltd.	79,700	484,333
Dai-ichi Life Holdings, Inc.	103,000	1,672,411
Daikin Industries Ltd.	18,200	1,969,989
Daiwa House Industry Co. Ltd.	24,000	778,112
Daiwa Securities Group, Inc.	47,600	237,394
Denka Co. Ltd.	43,800	1,408,969
Denki Kogyo Co. Ltd.	27,200	610,966
Ebara Corp.	53,500	1,476,683
Electric Power Development Co. Ltd., Class C	28,000	700,318
ESPEC Corp.	26,100	478,326
Fujitsu General Ltd.	38,500	495,433
Gree, Inc.	79,800	362,293
Hino Motors Ltd.	95,200	955,810
Hitachi Ltd.	42,000	1,321,256
Hitachi Metals Ltd.	53,500	601,875
Honda Motor Co. Ltd.	30,000	900,659
Inpex Corp.	118,000	1,134,266
Isetan Mitsukoshi Holdings Ltd.	72,900	750,244
ITOCHU Corp.	81,300	1,491,384
Itochu Techno-Solutions Corp.	42,700	890,585
Izumi Co. Ltd.	11,100	559,703
Jafco Co. Ltd.	14,100	494,887
Japan Securities Finance Co. Ltd.	35,600	195,374
Japan Tobacco, Inc.	51,000	1,291,103
JFE Holdings, Inc.	30,500	537,636
JXTG Holdings, Inc.	137,800	752,681
Komatsu Ltd.	20,300	534,542
K’s Holdings Corp.	80,900	806,053
Macromill, Inc.	40,600	578,567
Maeda Corp.	39,800	393,187
Megmilk Snow Brand Co. Ltd.	19,600	520,099
Mirait Holdings Corp.	34,200	494,286
Mitsubishi Corp.	34,100	999,411
Mitsubishi Electric Corp.	62,600	787,714
Mitsubishi Logistics Corp.	15,600	399,660
Mitsubishi UFJ Financial Group, Inc.	418,000	2,242,119
Mitsui Fudosan Co. Ltd.	55,200	1,341,076
Mixi, Inc.	11,700	296,597
Mizuho Financial Group, Inc.	549,200	901,434
Morinaga & Co. Ltd.	6,700	275,393
Morita Holdings Corp.	12,400	200,843
NET One Systems Co. Ltd.	31,900	668,566
Nintendo Co. Ltd.	8,100	2,456,634

Description	Number of Shares	Value
Nippo Corp.	42,400	$809,373
Nippon Densetsu Kogyo Co. Ltd.	37,100	813,102
Nippon Electric Glass Co. Ltd.	7,500	208,865
Nippon Sheet Glass Co. Ltd.	33,100	299,370
Nippon Steel & Sumitomo Metal Corp.	18,600	344,441
Nippon Telegraph & Telephone Corp.	37,200	1,599,161
Nissin Kogyo Co. Ltd.	201,500	2,744,368
Nitori Holdings Co. Ltd.	4,900	638,077
Nitto Denko Corp.	5,700	322,422
NTT DOCOMO, Inc.	32,000	768,858
Olympus Corp.	71,100	2,916,598
ORIX Corp.	49,000	739,107
OSAKA Titanium Technologies Co. Ltd.	44,000	676,585
OSJB Holdings Corp.	276,000	769,876
Otsuka Corp.	31,000	1,003,410
Pacific Industrial Co. Ltd.	49,000	693,659
Pan Pacific International Holdings Corp.	16,800	976,940
Persol Holdings Co. Ltd.	28,300	503,904
Recruit Holdings Co. Ltd.	53,000	1,422,548
Rengo Co. Ltd.	95,300	834,234
Ryobi Ltd.	13,900	357,678
San-A Co. Ltd.	14,400	572,746
Santen Pharmaceutical Co. Ltd.	129,400	1,789,916
Seibu Holdings, Inc.	25,500	443,008
Seino Holdings Co. Ltd.	100,000	1,382,481
Sekisui Chemical Co. Ltd.	49,000	760,554
Senshu Electric Co. Ltd.#	16,400	380,461
Seven & i Holdings Co. Ltd.	22,200	966,655
Shionogi & Co. Ltd.	27,000	1,665,298
Sinko Industries Ltd.	48,000	612,505
SMC Corp.	1,200	396,057
SoftBank Group Corp.	19,600	1,543,770
Sompo Holdings, Inc.	22,100	833,263
Sony Corp.	36,900	1,848,946
Sumitomo Corp.	32,100	497,021
Sumitomo Electric Industries Ltd.	42,800	609,830
Sumitomo Heavy Industries Ltd.	19,400	658,109
Sumitomo Metal Mining Co. Ltd.	18,400	532,182
Sumitomo Mitsui Financial Group, Inc.	45,900	1,707,571
Sumitomo Warehouse Co Ltd. (The)	44,400	571,197
Suzuki Motor Corp.	10,000	522,206
T&D Holdings, Inc.	95,900	1,190,511
Taiheiyo Cement Corp.	19,200	659,208
Taiyo Nippon Sanso Corp.	16,000	253,561
Takeei Corp.	53,500	351,664
Teikoku Electric Manufacturing Co. Ltd.	84,900	940,110
Terumo Corp.	25,900	1,478,686
THK Co. Ltd.	7,500	179,181

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      17

Wilmington International Fund (continued)

Description	Number of Shares	Value
Toho Co. Ltd.	16,200	$590,962
Tokio Marine Holdings, Inc.	19,300	945,039
Tokyu Fudosan Holdings Corp.	207,100	1,128,290
Toray Industries, Inc.	118,000	874,509
Toyobo Co. Ltd.	44,600	661,790
Toyota Motor Corp.	24,100	1,483,358
Tsurumi Manufacturing Co. Ltd.	34,900	586,104
Ube Industries Ltd.	21,000	474,870
United Arrows Ltd.	15,300	543,190
West Japan Railway Co.	16,400	1,197,792
Yahoo Japan Corp.	457,000	1,235,249
Yamato Kogyo Co. Ltd.	22,300	582,347

TOTAL JAPAN		$96,077,231
JERSEY – 0.1%
Ferguson PLC	3,780	253,120
LUXEMBOURG – 0.4%
APERAM SA	6,700	204,517
ArcelorMittal	13,110	302,804
Aroundtown SA	22,240	196,727
Samsonite International SA*	535,186	1,591,652

TOTAL LUXEMBOURG		$2,295,700
NETHERLANDS – 3.2%
ABN AMRO Group NV	8,582	214,000
Aegon NV	81,996	422,421
ASM International NV	2,810	136,124
ASML Holding NV	10,587	1,851,318
ASR Nederland NV	7,897	333,080
BE Semiconductor Industries NV	10,910	282,950
IMCD NV	42,497	3,101,350
ING Groep NV	30,147	357,718
Koninklijke Ahold Delhaize NV	124,530	3,280,873
Koninklijke Philips NV	13,440	529,872
NN Group NV	92,743	3,916,282
PostNL NV#	18,290	47,258
Unilever NV	28,254	1,513,003
Wessanen#	125,165	1,282,050

TOTAL NETHERLANDS		$17,268,299
NORWAY – 1.5%
Equinor ASA	15,350	350,996
Mowi ASA	21,092	465,934
Salmar ASA	3,031	158,708
Sbanken ASA	284,099	2,579,753
Telenor ASA	18,733	354,652
TGS Nopec Geophysical Co. ASA	39,241	1,163,302
Tomra Systems ASA	112,331	2,918,542

TOTAL NORWAY		$7,991,887

Description	Number of Shares	Value
PHILIPPINES – 0.2%
Ayala Land, Inc.	1,500,500	$1,282,040
SINGAPORE – 0.8%
Jardine Cycle & Carriage Ltd.	51,000	1,433,117
Oversea-Chinese Banking Corp. Ltd.	330,606	2,836,165

TOTAL SINGAPORE		$4,269,282
SOUTH AFRICA – 0.0%**
African Phoenix Investments Ltd.*	36,266	1,160
SOUTH KOREA – 2.4%
Mando Corp.	40,341	1,233,983
Samsung Electronics Co. Ltd.	200,662	8,366,428
Samsung Fire & Marine Insurance Co. Ltd.	7,856	1,927,524
SK Materials Co. Ltd.	11,670	1,637,787

TOTAL SOUTH KOREA		$13,165,722
SPAIN – 3.0%
Amadeus IT Group SA	25,743	1,871,986
Banco Bilbao Vizcaya Argentaria SA	133,183	790,460
Banco Santander SA#	321,316	1,523,880
Bankinter SA	208,956	1,631,578
Ferrovial SA	139,400	3,126,022
Iberdrola SA*	527,070	4,356,399
Industria de Diseno Textil SA	38,295	1,071,232
Mapfre SA	74,072	206,095
Mediaset Espana Comunicacion SA	29,640	208,831
Repsol SA	65,076	1,142,280
Telefonica SA	58,199	500,602

TOTAL SPAIN		$16,429,365
SWEDEN – 2.5%
Assa Abloy AB, Class B	76,775	1,430,634
Atlas Copco AB, Class A	44,984	1,173,603
Avanza Bank Holding AB#	32,508	1,478,786
Boliden AB	10,850	271,556
Hemfosa Fastigheter AB	10,077	89,440
Hexagon AB, Class B	30,688	1,502,836
Hexpol AB	48,440	428,772
ICA Gruppen AB	5,500	193,444
Investor AB, Class A	1,920	84,403
Peab AB	29,289	244,155
Sandvik AB	14,820	236,821
Skandinaviska Enskilda Banken AB, Class A	29,741	312,181
SSAB AB, Class B	41,010	137,310
Sweco AB, Class B#	91,820	1,884,290
Swedbank AB, Class A	27,194	617,751
Tele2 AB, Class B	215,171	2,693,791
Trelleborg AB, Class B	43,089	725,806

TOTAL SWEDEN		$13,505,579

January 31, 2019 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
SWITZERLAND – 2.0%
Adecco Group AG	6,150	$308,183
Chocoladefabriken Lindt & Spruengli AG	101	642,208
Cie Financiere Richemont SA	13,728	946,243
Comet Holding AG#,*	12,140	1,080,460
EMS-Chemie Holding AG	210	104,888
Givaudan SA	60	145,563
Novartis AG	23,313	2,035,243
Partners Group Holding AG	2,143	1,473,965
Sika AG#	5,420	715,743
Straumann Holding AG	1,899	1,378,717
Swiss Life Holding AG*	1,300	536,317
UBS Group AG*	28,680	371,799
Zurich Insurance Group AG	3,627	1,138,344

TOTAL SWITZERLAND		$10,877,673
TAIWAN – 2.6%
Hon Hai Precision Industry Co. Ltd.	651,200	1,509,433
Largan Precision Co. Ltd.	13,000	1,652,930
Merida Industry Co. Ltd.	328,000	1,630,432
Taiwan Semiconductor Manufacturing Co. Ltd.	1,280,000	9,495,002

TOTAL TAIWAN		$14,287,797
THAILAND – 0.5%
Kasikornbank PCL	429,800	2,758,279
UNITED KINGDOM – 9.3%
3i Group PLC	21,340	238,169
Admiral Group PLC	6,060	164,783
Anglo American PLC	28,700	733,449
ASOS PLC#,*	15,653	678,772
AstraZeneca PLC	5,392	390,606
Aviva PLC	193,733	1,053,636
Barclays PLC	255,980	533,552
Barratt Developments PLC	61,467	434,763
Berkeley Group Holdings PLC	5,617	276,561
BHP Group PLC	35,312	788,964
BP PLC	341,587	2,333,425
British American Tobacco PLC	90,738	3,198,510
BT Group PLC	224,995	686,098
Carnival PLC	1,340	75,816
Centrica PLC	184,120	330,871
Compass Group PLC	61,273	1,311,150
Croda International PLC	37,585	2,379,621
Dignity PLC	150,260	1,449,997
Direct Line Insurance Group PLC	84,108	371,759
easyJet PLC	15,180	251,520
Evraz PLC	33,090	216,759

Description	Number of Shares	Value
Galliford Try PLC	14,409	$134,382
GlaxoSmithKline PLC	72,970	1,417,407
HSBC Holdings PLC	571,980	4,828,065
Imperial Brands PLC	20,750	688,775
Kier Group PLC	4,130	27,996
Legal & General Group PLC	313,463	1,067,935
Lloyds Banking Group PLC	2,071,059	1,578,898
National Grid PLC	51,152	557,013
Pagegroup PLC	12,530	72,657
Persimmon PLC	20,231	631,116
Prudential PLC	116,159	2,271,616
Reckitt Benckiser Group PLC	25,201	1,939,078
Rio Tinto PLC	33,936	1,877,407
Royal Dutch Shell PLC, Class A	95,636	2,957,504
Royal Dutch Shell PLC, Class B	73,042	2,267,851
Royal Mail PLC	17,072	60,152
Saga PLC	43,070	61,601
Schroders PLC	4,030	138,245
Serco Group PLC*	1,259,862	1,828,182
Spectris PLC	4,270	145,776
Spirax-Sarco Engineering PLC	4,553	382,909
SSE PLC	35,657	548,155
St James’s Place PLC	213,518	2,631,853
Taylor Wimpey PLC	83,598	181,261
Tullow Oil PLC*	555,727	1,492,279
Vodafone Group PLC	793,746	1,447,617
Weir Group PLC (The)	67,115	1,328,177

TOTAL UNITED KINGDOM		$50,462,688
UNITED STATES – 0.3%
Cognizant Technology Solutions Corp., Class A	21,133	1,472,547

TOTAL COMMON STOCKS (COST $466,740,333)		$486,801,595
INVESTMENT COMPANIES – 1.9%
iShares Edge MSCI Min Vol Global ETF#	32,000	2,734,080
iShares MSCI Australia ETF#	41,700	858,603
iShares MSCI China ETF	85,000	5,041,350
iShares S&P/TSX 60 Index ETF#	99,000	1,766,848

TOTAL INVESTMENT COMPANIES (COST $10,629,690)		$10,400,881
PREFERRED STOCK – 0.0%**
GERMANY – 0.0%**
Volkswagen AG 3.96%	332	56,628

TOTAL PREFERRED STOCK (COST $66,640)		$56,628

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      19

Wilmington International Fund (continued)

Description	Number of Shares	Value
MONEY MARKET FUND – 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	15,642,208	$15,642,208

TOTAL MONEY MARKET FUND (COST $15,642,208)		$15,642,208
RIGHTS – 0.0%**
UNITED KINGDOM – 0.0%**
Kier Group PLC*	2,725	—

TOTAL RIGHTS (COST $0)		$—
WARRANTS – 1.0%
CHINA – 0.3%
Hangzhou Hikvision Digital Co. Ltd., Class A, Expire 5/02/19*	407,981	1,827,347
SWITZERLAND – 0.7%
China International Travel Service Corp. Ltd., Expire 12/16/19*	108,809	884,487
Midea Group Co. Ltd., Expire 6/19/19*	296,196	1,923,082
Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 1/06/20*	544,122	1,077,742

TOTAL SWITZERLAND		$3,885,311

TOTAL WARRANTS (COST $6,976,405)		$5,712,658

TOTAL INVESTMENTS IN SECURITIES – 95.8% (COST $500,055,276)		$518,613,970

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.3%
REPURCHASE AGREEMENTS – 2.3%
Bank of Montreal, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $2,338,223, collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 11/01/27 to 1/20/49; total market value of $2,384,817.	$2,338,056	2,338,056
Barclays Capital, Inc., 2.55%, dated 1/31/19, due 2/01/19, repurchase price $614,424, collateralized by U.S. Treasury Securities, 0.00% to 3.13%, maturing 5/15/24 to 2/15/46; total market value of $626,668.	614,380	614,380
BNP Paribas SA, 2.59%, dated 1/31/19, due 2/01/19, repurchase price $2,338,224, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.75%, maturing 2/01/19 to 11/15/45; total market value of $2,384,817.	2,338,056	2,338,056

Description	Par Value	Value
HSBC Securities USA, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $2,338,223, collateralized by U.S. Government Agency Security, 4.50%, maturing 1/20/49; total market value of $2,384,817.	$2,338,056	$2,338,056
Mizuho Securities USA LLC, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $2,338,223, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 3.50%, maturing 4/18/19 to 2/01/48; total market value of $2,384,817.	2,338,056	2,338,056
RBC Dominion Securities, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $2,338,223, collateralized by U.S. Government Agency Securities, 1.25% to 7.00%, maturing 5/30/19 to 12/15/48; total market value of $2,384,817.	2,338,056	2,338,056

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,304,660)		$12,304,660

TOTAL INVESTMENTS – 98.1%ø (COST $512,359,936)		$530,918,630
COLLATERAL FOR SECURITIES ON LOAN – (2.3%)		(12,304,660)
OTHER ASSETS LESS LIABILITIES – 4.2%		22,468,485

TOTAL NET ASSETS – 100.0%		$541,082,455

January 31, 2019 (unaudited)

20    PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$—	$2,847,675	$—	$2,847,675
Austria	—	3,054,217	—	3,054,217
Belgium	—	6,352,896	—	6,352,896
Bermuda	—	5,222,414	—	5,222,414
Bulgaria	858	—	—	858
Cayman Islands	13,064,659	15,476,054	—	28,540,713
China	1,351,785	10,572,158	—	11,923,943
Denmark	—	6,746,816	—	6,746,816
Finland	—	7,274,301	—	7,274,301
France	—	52,367,868	—	52,367,868
Germany	—	52,174,662	—	52,174,662
Hong Kong	—	25,041,858	—	25,041,858
India	7,588,383	—	—	7,588,383
Ireland	869,750	9,951,846	—	10,821,596
Italy	—	14,445,026	—	14,445,026
Japan	—	96,077,231	—	96,077,231
Jersey	—	253,120	—	253,120
Luxembourg	—	2,295,700	—	2,295,700
Netherlands	—	17,268,299	—	17,268,299
Norway	—	7,991,887	—	7,991,887
Philippines	—	1,282,040	—	1,282,040
Singapore	—	4,269,282	—	4,269,282
South Africa	—	1,160	—	1,160
South Korea	—	13,165,722	—	13,165,722
Spain	—	16,429,365	—	16,429,365
Sweden	—	13,505,579	—	13,505,579
Switzerland	—	10,877,673	—	10,877,673
Taiwan	—	14,287,797	—	14,287,797
Thailand	—	2,758,279	—	2,758,279
United Kingdom	—	50,462,688	—	50,462,688
United States	1,472,547	—	—	1,472,547
Investment Companies	10,400,881	—	—	10,400,881
Preferred Stock
Germany	—	56,628	—	56,628
Money Market Fund	15,642,208	—	—	15,642,208
Rights
United Kingdom	—	—	—	—

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS     21

Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total
Warrants
China	$—	$1,827,347	$—	$1,827,347
Switzerland	—	3,885,311	—	3,885,311
Repurchase Agreements	—	12,304,660	—	12,304,660

Total Investments in Securities	$50,391,071	$480,527,559	$—	$530,918,630

Other Financial Instruments!
Financial Futures Contracts	$41,188	$—	$—	$41,188

Total Assets - Other Financial Instruments	$41,188	$—	$—	$41,188

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(11,964)	$—	$(11,964)

Total Liabilities - Other Financial Instruments	$—	$(11,964)	$—	$(11,964)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
ø

On January 31, 2019, the Fund utilized International Fair Value pricing, as defined in Note 2 in Notes to Portfolios of Investments. The value of these securities amounted to $462,483,614 representing 85.47% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PLC	Public Limited Company

Currency Code	Currency
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar

At January 31, 2019, the Wilmington International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
2/1/2019	Bank of New York	30,909 EUR	$35,521	$35,377	$—	$(144)
2/1/2019	Bank of New York	28,787 EUR	33,083	32,949	—	(134)
2/1/2019	Bank of New York	16,857 EUR	19,373	19,295	—	(78)
2/1/2019	Bank of New York	6,106 EUR	7,017	6,989	—	(28)
2/1/2019	Bank of New York	4,015 GBP	5,275	5,266	—	(9)
2/1/2019	Bank of New York	3,845 GBP	5,051	5,043	—	(8)
2/4/2019	Bank of New York	13,571 EUR	15,593	15,538	—	(55)
2/4/2019	Bank of New York	11,879 EUR	13,649	13,601	—	(48)
2/4/2019	Bank of New York	7,337 EUR	8,430	8,400	—	(30)
2/4/2019	Bank of New York	5,547 GBP	7,298	7,278	—	(20)
2/4/2019	Bank of New York	2,504 EUR	2,878	2,868	—	(10)
2/4/2019	Bank of New York	1,884 EUR	2,165	2,157	—	(8)
2/4/2019	Bank of New York	1,493 EUR	1,715	1,709	—	(6)
2/4/2019	Bank of New York	1,013 EUR	1,164	1,160	—	(4)
2/4/2019	Bank of New York	877 EUR	1,008	1,004	—	(4)

January 31, 2019 (unaudited)

22    PORTFOLIO OF INVESTMENTS

Wilmington International Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD
2/1/2019	Bank of New York	28,083 GBP	$36,726	$36,834	$—	$(108)
2/4/2019	Bank of New York	13,110,742 EUR	15,000,000	15,011,244	—	(11,244)
2/5/2019	Bank of New York	17,753 EUR	20,312	20,327	—	(15)
2/8/2019	Bank of New York	454,706 HKD	57,955	57,965	—	(10)
2/8/2019	Bank of New York	55,025 HKD	7,013	7,014	—	(1)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$—	$(11,964)

At January 31, 2019, the Wilmington International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
MSCI India NTR Index	March 2019	118	$7,470,580	$7,429,392	$7,470,580	$41,188	$—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$41,188	$—

(a)	Notional Amount denominated in USD unless otherwise noted.

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 93.2%
AEROSPACE & DEFENSE – 1.5%
Airbus SE	916	$105,578
BAE Systems PLC	20,700	139,256
BWX Technologies, Inc.	13,300	617,386
Huntington Ingalls Industries, Inc.	233	48,103
Lockheed Martin Corp.	1,392	403,248
Moog, Inc., Class A	2,326	208,107
MTU Aero Engines AG	210	45,285
Safran SA	2,441	320,720
United Technologies Corp.	3,351	395,653

TOTAL AEROSPACE & DEFENSE		$2,283,336
AIR FREIGHT & LOGISTICS – 0.7%
bpost SA	3,896	35,716
CTT-Correios de Portugal SA	13,536	48,737
Expeditors International of Washington, Inc.	6,278	435,065
FedEx Corp.	551	97,841
PostNL NV	31,714	81,943
Royal Mail PLC	6,046	21,303
United Parcel Service, Inc., Class B	2,494	262,868

TOTAL AIR FREIGHT & LOGISTICS		$983,473
AIRLINES – 0.3%
Air France-KLM*	7,792	98,019
Hawaiian Holdings, Inc.	4,324	138,454
Japan Airlines Co. Ltd.	3,570	129,978
SAS AB*	28,477	76,990

TOTAL AIRLINES		$443,441
AUTO COMPONENTS – 0.9%
Aisan Industry Co. Ltd.	4,135	28,623
Autoliv, Inc.	374	29,864
Bridgestone Corp.	2,212	85,143
Exedy Corp.	2,435	61,403
Garrett Motion, Inc.*	42	671
Keihin Corp.	4,535	81,183
Lear Corp.	335	51,567
NGK Spark Plug Co. Ltd.	3,997	86,119
Nissin Kogyo Co. Ltd.	4,672	63,631
NOK Corp.	6,965	112,491
Nokian Renkaat OYJ	820	27,281
Sumitomo Electric Industries Ltd.	12,057	171,792
Sumitomo Riko Co. Ltd.	4,660	41,789

Description	Number of Shares	Value
Tachi-S Co. Ltd	2,400	$32,978
Tokai Rika Co. Ltd.	11,257	200,288
Toyoda Gosei Co. Ltd.	4,645	101,628
Toyota Industries Corp.	2,214	109,684
TS Tech Co Ltd.	1,882	56,623
Unipres Corp.	3,000	58,057
Valeo SA	956	29,907

TOTAL AUTO COMPONENTS		$1,430,722
AUTOMOBILES – 0.7%
Dongfeng Motor Group Co. Ltd., Class H	135,560	142,113
Honda Motor Co. Ltd.	9,525	285,959
Isuzu Motors Ltd.	8,240	122,573
Kia Motors Corp.	3,995	130,629
Renault SA	592	41,893
Subaru Corp.	4,485	105,317
Suzuki Motor Corp.	3,797	198,281

TOTAL AUTOMOBILES		$1,026,765
BEVERAGES – 2.4%
Asahi Group Holdings Ltd.	5,721	239,650
Coca-Cola Co. (The)	18,290	880,298
Constellation Brands, Inc., Class A	481	83,530
Diageo PLC	17,305	660,468
Heineken Holding NV	630	54,692
Heineken NV	5,729	514,572
Monster Beverage Corp.*	5,622	321,803
PepsiCo, Inc.	4,256	479,524
Pernod Ricard SA	663	110,000
Remy Cointreau SA	170	19,742
Treasury Wine Estates Ltd.	26,729	300,807

TOTAL BEVERAGES		$3,665,086
BIOTECHNOLOGY – 0.3%
Alnylam Pharmaceuticals, Inc.*	516	43,101
Exact Sciences Corp.*	4,170	375,634

TOTAL BIOTECHNOLOGY		$418,735
BUILDING PRODUCTS – 1.1%
Assa Abloy AB, Class B	12,868	239,784
Cie de Saint-Gobain	5,837	201,423
Lennox International, Inc.	4,581	1,050,332
Masco Corp.	1,532	49,652
Noritz Corp.	1,703	23,701

January 31, 2019 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Owens Corning	743	$38,926
Resideo Technologies, Inc.*	70	1,535
Smith (A.O.) Corp.	856	40,968

TOTAL BUILDING PRODUCTS		$1,646,321
CAPITAL MARKETS – 2.6%
Ameriprise Financial, Inc.	404	51,146
Banca Generali SpA	5,565	131,283
BlackRock, Inc.	196	81,356
CME Group, Inc.	1,337	243,708
E*TRADE Financial Corp.	2,978	138,953
FactSet Research Systems, Inc.	2,299	502,630
Franklin Resources, Inc.	1,256	37,190
GAM Holding AG*	8,590	37,496
Hamilton Lane, Inc., Class A	4,422	160,386
Ichiyoshi Securities Co. Ltd.	4,630	38,433
Intercontinental Exchange, Inc.	5,514	423,255
Jafco Co. Ltd.	2,470	86,693
Julius Baer Group Ltd.*	3,044	122,345
Moody’s Corp.	1,350	213,989
Nomura Holdings, Inc.	22,300	87,078
Partners Group Holding AG	87	59,839
Raymond James Financial, Inc.	1,533	123,407
Schroders PLC	862	29,570
SEI Investments Co.	586	27,858
St James’s Place PLC	2,919	35,980
T. Rowe Price Group, Inc.	564	52,711
TD Ameritrade Holding Corp.	14,368	803,890
UBS Group AG*	31,706	411,027
Uranium Participation Corp.*	9,066	32,981

TOTAL CAPITAL MARKETS		$3,933,204
CHEMICALS – 1.5%
ADEKA Corp.	8,171	128,900
Air Liquide SA	1,074	130,383
Air Products & Chemicals, Inc.	460	75,619
Arkema SA	319	30,224
China BlueChemical Ltd., Class H	191,730	62,509
Daicel Corp.	13,803	144,770
Ecolab, Inc.	271	42,864
EMS-Chemie Holding AG	56	27,970
Fujimi, Inc.	2,936	60,536
JSR Corp.	19,304	312,115
K+S AG	1,200	23,370
Linde PLC	2,061	335,964
LyondellBasell Industries NV, Class A	675	58,705
Sherwin-Williams Co. (The)	1,462	616,262
Shin-Etsu Chemical Co. Ltd.	2,344	197,638

TOTAL CHEMICALS		$2,247,829

Description	Number of Shares	Value
COMMERCIAL BANKS – 3.0%
AIB Group PLC	5,065	$22,674
Bank of Ireland Group PLC	19,197	115,193
Bank of Nova Scotia (The)	6,169	351,263
BPER Banca	23,014	77,992
CaixaBank SA	33,712	127,498
China Construction Bank Corp., Class H	151,000	136,021
Dah Sing Financial Holdings Ltd.	6,415	35,557
East West Bancorp, Inc.	586	29,488
First Citizens BancShares, Inc., Class A	545	222,104
First Republic Bank	5,051	488,078
Huntington Bancshares, Inc.	11,925	157,887
ING Groep NV	31,035	368,255
Intesa Sanpaolo SpA	59,681	136,557
JPMorgan Chase & Co.	1,436	148,626
KB Financial Group, Inc. ADR*	2,816	120,271
KBC Group NV	790	53,633
Nordea Bank ABP	15,667	142,590
People’s United Financial, Inc.	829	13,579
PNC Financial Services Group, Inc. (The)	2,939	360,527
Resona Holdings, Inc.	26,400	133,388
San-In Godo Bank Ltd. (The)	7,325	53,160
Sberbank of Russia PJSC ADR	4,787	65,007
Shinhan Financial Group Co. Ltd. ADR*	2,886	111,053
Signature Bank	2,226	283,392
Standard Chartered PLC	19,611	158,165
Sumitomo Mitsui Trust Holdings, Inc.	7,851	297,391
Tochigi Bank Ltd. (The)	15,100	33,134
U.S. Bancorp	1,109	56,736
Unicaja Banco SA	60,161	70,567
UniCredit SpA	14,344	165,823
Zions Bancorp NA	754	35,883

TOTAL COMMERCIAL BANKS		$4,571,492
COMMERCIAL SERVICES & SUPPLIES – 2.6%
ADT, Inc.	49,843	359,866
Cimpress NV*	2,355	195,865
Cintas Corp.	8,781	1,646,525
Clean Harbors, Inc.*	9,590	567,824
Copart, Inc.*	1,100	55,693
Relia, Inc.	1,900	16,572
Republic Services, Inc.	1,323	101,487
Rollins, Inc.	774	28,824
Serco Group PLC*	31,199	45,273
Societe BIC SA	265	26,540
Toppan Forms Co. Ltd.	6,615	55,467

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      25

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Waste Connections, Inc.	9,060	$757,054
Waste Management, Inc.	448	42,860

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,899,850
COMMUNICATIONS EQUIPMENT – 1.2%
Cisco Systems, Inc.	4,101	193,936
F5 Networks, Inc.*	316	50,860
Motorola Solutions, Inc.	9,581	1,120,115
Nokia OYJ	40,909	258,449
Telefonaktiebolaget LM Ericsson, Class B	20,353	181,416

TOTAL COMMUNICATIONS EQUIPMENT		$1,804,776
COMPUTERS & PERIPHERALS – 0.1%
Compal Electronics, Inc. GDR	36,730	108,798
CONSTRUCTION & ENGINEERING – 1.6%
China Machinery Engineering Corp., Class H	105,250	51,862
Chiyoda Corp.	7,070	21,481
Hazama Ando Corp.	21,483	142,290
HOCHTIEF AG	142	21,239
JGC Corp.	13,321	204,379
Kinden Corp.	4,702	77,238
Kumagai Gumi Co. Ltd.	5,076	159,220
Raubex Group Ltd.	23,558	33,127
Skanska AB, Class B	2,114	37,017
Taisei Corp.	4,113	193,650
Toshiba Plant Systems & Services Corp.	4,787	90,043
Toyo Engineering Corp.*	5,069	32,926
Vinci SA	14,709	1,294,249

TOTAL CONSTRUCTION & ENGINEERING		$2,358,721
CONSTRUCTION MATERIALS – 0.1%
LafargeHolcim Ltd.*	3,364	158,201
Vicat SA	1,324	66,209

TOTAL CONSTRUCTION MATERIALS		$224,410
CONSUMER FINANCE – 0.7%
American Express Co.	3,739	383,995
Credit Acceptance Corp.*	1,603	638,026

TOTAL CONSUMER FINANCE		$1,022,021
CONTAINERS & PACKAGING – 1.8%
AMVIG Holdings Ltd.	56,000	12,774
Ball Corp.	30,284	1,583,248
International Paper Co.	5,151	244,312
Nampak Ltd.*	74,818	78,848
Packaging Corp. of America	5,604	528,569
Silgan Holdings, Inc.	7,044	194,555

TOTAL CONTAINERS & PACKAGING		$2,642,306
DISTRIBUTORS – 0.1%
Canon Marketing Japan, Inc.	4,550	88,130

Description	Number of Shares	Value
LKQ Corp.*	1,628	$42,686

TOTAL DISTRIBUTORS		$130,816
DIVERSIFIED CONSUMER SERVICES – 0.3%
Benesse Holdings, Inc.	1,605	41,903
Service Corp. International	8,298	356,150

TOTAL DIVERSIFIED CONSUMER SERVICES		$398,053
DIVERSIFIED FINANCIAL SERVICES – 2.7%
Ackermans & van Haaren NV	1,244	199,079
Bank of America Corp.	15,180	432,175
Berkshire Hathaway, Inc., Class B*	5,761	1,184,116
BNP Paribas SA	4,374	206,129
G-Resources Group Ltd.*	1,535,400	11,774
Groupe Bruxelles Lambert SA	511	48,147
HSBC Holdings PLC	67,782	570,740
Mitsubishi UFJ Financial Group, Inc.	107,724	577,823
Mizuho Financial Group, Inc.	127,800	209,765
Societe Generale SA	4,786	149,225
Standard Life Aberdeen PLC	10,993	36,343
Sumitomo Mitsui Financial Group, Inc.	6,385	237,535
Wells Fargo & Co.	4,446	217,454

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,080,305
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%
BCE, Inc.	6,548	284,704
BT Group PLC	127,187	387,843
China Telecom Corp. Ltd., Class H	282,060	153,136
China Unicom Hong Kong Ltd.	149,730	171,513
Deutsche Telekom AG	8,253	134,201
Hellenic Telecommunications Organization SA	9,853	123,399
KT Corp. ADR*	10,526	145,469
Magyar Telekom Telecommunications PLC ADR	10,100	83,881
Nippon Telegraph & Telephone Corp.	14,510	623,759
Orange SA	6,356	98,584
Swisscom AG	136	65,185
Telefonica Deutschland Holding AG	6,553	22,974
Telenor ASA	7,102	134,455
Telia Co. AB	10,508	45,793
Verizon Communications, Inc.	5,101	280,861
Zayo Group Holdings, Inc.*	1,272	34,916

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,790,673
ELECTRIC UTILITIES – 1.7%
Alliant Energy Corp.	475	21,123
American Electric Power Co., Inc.	538	42,567
Avangrid, Inc.	13,785	687,458
Duke Energy Corp.	600	52,668
Edison International	8,425	479,972

January 31, 2019 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
EDP - Energias de Portugal SA	56,754	$207,300
Entergy Corp.	300	26,757
Eversource Energy	463	32,137
Exelon Corp.	965	46,088
NextEra Energy, Inc.	338	60,495
OGE Energy Corp.	5,257	215,274
Pinnacle West Capital Corp.	239	21,061
Power Assets Holdings Ltd.	48,325	325,543
Southern Co. (The)	954	46,364
SSE PLC	7,894	121,354
Xcel Energy, Inc.	2,424	126,921

TOTAL ELECTRIC UTILITIES		$2,513,082
ELECTRICAL EQUIPMENT – 0.9%
ABB Ltd.	17,029	325,947
Acuity Brands, Inc.	300	36,273
AMETEK, Inc.	6,635	483,691
Cosel Co. Ltd	1,600	15,938
Eaton Corp. PLC	914	69,693
Emerson Electric Co.	1,146	75,029
Legrand SA	1,108	65,645
Mitsubishi Electric Corp.	5,800	72,983
Nissin Electric Co. Ltd.	11,050	96,748
Sensata Technologies Holding PLC*	953	45,268
Ushio, Inc.	6,615	75,322
Zumtobel Group AG*	5,331	48,157

TOTAL ELECTRICAL EQUIPMENT		$1,410,694
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.8%
Amphenol Corp., Class A	971	85,370
Citizen Watch Co. Ltd.	15,730	83,965
Enplas Corp.	3,133	85,264
Hexagon AB, Class B	888	43,487
Hitachi High-Technologies Corp.	4,187	151,319
Hosiden Corp.	3,495	26,583
Ibiden Co. Ltd.	5,470	79,740
Kyocera Corp.	2,776	156,352
Nichicon Corp.	9,555	75,928
Simplo Technology Co. Ltd.	5,580	40,971
Zebra Technologies Corp., Class A*	2,340	406,224

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,235,203
ENERGY EQUIPMENT & SERVICES – 0.3%
Fugro NV*	4,555	50,233
Helmerich & Payne, Inc.	516	28,891
Saipem SpA*	23,809	113,188
Schlumberger Ltd.	1,790	79,136
Subsea 7 SA	12,285	139,402

Description	Number of Shares	Value
Trican Well Service Ltd.*	21,952	$22,220

TOTAL ENERGY EQUIPMENT & SERVICES		$433,070
ENTERTAINMENT – 1.2%
Avex, Inc.	4,465	60,044
DeNA Co. Ltd.	11,192	198,032
Netflix, Inc.*	1,400	475,300
Nexon Co. Ltd.*	28,170	428,563
NHN Entertainment Corp.*	1,220	65,032
Spotify Technology SA*	3,316	449,152
Tencent Music Entertainment Group ADR*	1	15
Twenty-First Century Fox, Inc., Class A	2,587	127,565

TOTAL ENTERTAINMENT		$1,803,703
FOOD & STAPLES RETAILING – 0.6%
Casino Guichard Perrachon SA	537	26,422
Cawachi Ltd.	1,720	33,769
Colruyt SA	430	30,881
Costco Wholesale Corp.	799	171,489
CVS Health Corp.	207	13,569
J Sainsbury PLC	34,409	128,843
Jeronimo Martins SGPS SA	2,026	28,713
Matsumotokiyoshi Holdings Co. Ltd.	7,795	240,805
METRO AG	6,344	107,359
Sundrug Co. Ltd	4,053	129,705
Sysco Corp.	549	35,054

TOTAL FOOD & STAPLES RETAILING		$946,609
FOOD PRODUCTS – 2.0%
Archer-Daniels-Midland Co.	4,285	192,397
Chocoladefabriken Lindt & Spruengli AG	7	44,509
Chocoladefabriken Lindt & Spruengli AG	1	73,398
Conagra Brands, Inc.	8,925	193,137
Danone SA	1,604	116,726
Hershey Co. (The)	3,103	329,228
Hormel Foods Corp.	4,120	174,358
Ingredion, Inc.	2,327	230,373
Kraft Heinz Co. (The)	4,358	209,445
Lamb Weston Holdings, Inc.	4,168	301,346
Mondelez International, Inc., Class A	1,215	56,206
Nestle SA	9,352	815,344
Viscofan SA	4,710	262,564

TOTAL FOOD PRODUCTS		$2,999,031
GAS UTILITIES – 0.7%
Atmos Energy Corp.	225	21,967
Rubis SCA	11,672	696,714
UGI Corp.	6,795	387,519

TOTAL GAS UTILITIES		$1,106,200

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      27

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%
Abbott Laboratories	5,590	$407,958
Align Technology, Inc.*	1,266	315,171
Baxter International, Inc.	3,300	239,217
Danaher Corp.	510	56,569
Hologic, Inc.*	8,530	378,732
IDEXX Laboratories, Inc.*	321	68,302
Insulet Corp.*	4,849	393,690
Koninklijke Philips NV	12,684	500,067
Medtronic PLC	5,940	525,037
STERIS PLC	7,328	835,832
Sysmex Corp.	5,070	282,636

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$4,003,211
HEALTH CARE PROVIDERS & SERVICES – 2.0%
AmerisourceBergen Corp.	2,551	212,677
Fresenius SE & Co. KGaA	1,001	51,902
HCA Healthcare, Inc.	6,924	965,413
Laboratory Corp. of America Holdings*	3,420	476,577
Quest Diagnostics, Inc.	2,155	188,239
UnitedHealth Group, Inc.	2,394	646,859
Universal Health Services, Inc., Class B	3,064	406,072

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,947,739
HEALTH CARE TECHNOLOGY – 0.0%**
AGFA–Gevaert NV*	14,961	58,847
HOTELS, RESTAURANTS & LEISURE – 2.0%
Carnival Corp.	2,487	143,201
Carnival PLC	751	42,491
Choice Hotels International, Inc.	10,336	818,198
Compass Group PLC	32,522	695,922
Darden Restaurants, Inc.	416	43,651
Las Vegas Sands Corp.	3,940	229,938
Marriott Vacations Worldwide Corp.	3,494	309,359
McDonald’s Corp.	2,526	451,598
Norwegian Cruise Line Holdings Ltd.*	1,102	56,676
Paddy Power Betfair PLC	478	39,044
Royal Caribbean Cruises Ltd.	659	79,113
Vail Resorts, Inc.	202	38,029

TOTAL HOTELS, RESTAURANTS & LEISURE		$2,947,220
HOUSEHOLD DURABLES – 1.6%
Barratt Developments PLC	5,927	41,922
Berkeley Group Holdings PLC	805	39,635
Funai Electric Co. Ltd.*	7,330	39,504
Garmin Ltd.	520	35,974
Lennar Corp., Class A	6,259	296,802
Newell Brands, Inc.	15,972	338,766
Nikon Corp.	4,085	69,847

Description	Number of Shares	Value
NVR, Inc.*	341	$907,060
Persimmon PLC	2,860	89,219
PulteGroup, Inc.	1,654	45,998
Sekisui Chemical Co. Ltd.	10,272	159,437
Taylor Wimpey PLC	35,291	76,519
Token Corp.	1,210	71,325
Toll Brothers, Inc.	4,660	172,140

TOTAL HOUSEHOLD DURABLES		$2,384,148
HOUSEHOLD PRODUCTS – 1.0%
Colgate-Palmolive Co.	7,772	502,693
Procter & Gamble Co. (The)	7,605	733,654
Reckitt Benckiser Group PLC	3,821	294,005

TOTAL HOUSEHOLD PRODUCTS		$1,530,352
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS – 0.2%
China Longyuan Power Group Corp. Ltd.,
Class H	277,400	207,663
Uniper SE	1,299	37,667

TOTAL INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS		$245,330
INDUSTRIAL CONGLOMERATES – 0.0%**
Honeywell International, Inc.	453	65,064
INSURANCE – 8.0%
Admiral Group PLC	1,352	36,764
Aflac, Inc.	2,437	116,245
Ageas	2,854	132,700
AIA Group Ltd.	116,070	1,048,056
Alleghany Corp.	449	283,570
Allianz SE	823	174,618
Allstate Corp. (The)	386	33,918
American Financial Group, Inc.	157	14,976
Arthur J Gallagher & Co.	327	24,430
Assicurazioni Generali SpA	19,075	333,950
Aviva PLC	14,362	78,109
Baloise Holding AG	323	50,026
Chubb Ltd.	2,974	395,691
Cincinnati Financial Corp.	2,571	208,560
CNO Financial Group, Inc.	10,060	179,873
Coface SA*	1,137	10,443
Dai-ichi Life Holdings, Inc.	7,895	128,191
Direct Line Insurance Group PLC	8,784	38,825
Enstar Group Ltd.*	2,343	417,054
Everest Re Group Ltd.	170	37,239
Fairfax Financial Holdings Ltd.	2,006	948,917
Fidelity National Financial, Inc.	5,735	207,378
Hannover Rueck SE	725	104,642

January 31, 2019 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Intact Financial Corp.	12,281	$970,741
Legal & General Group PLC	44,461	151,474
Mapfre SA	9,360	26,043
Markel Corp.*	1,422	1,498,091
Marsh & McLennan Cos., Inc.	505	44,536
MetLife, Inc.	1,742	79,557
MS&AD Insurance Group Holdings, Inc.	7,594	224,809
Muenchener Rueckversicherungs AG	418	93,281
Principal Financial Group, Inc.	906	45,363
Progressive Corp. (The)	1,194	80,344
Prudential PLC	6,133	119,938
RSA Insurance Group PLC	5,480	36,950
Sampo OYJ, Class A	3,195	146,380
Shin Kong Financial Holding Co. Ltd.	176,657	50,744
Sony Financial Holdings, Inc.	35,941	683,915
Swiss Life Holding AG*	178	73,434
Swiss Re AG	920	88,232
T&D Holdings, Inc.	19,728	244,905
Tokio Marine Holdings, Inc.	6,824	334,142
Tongyang Life Insurance Co. Ltd.*	8,791	38,891
Torchmark Corp.	6,470	541,927
Travelers Cos., Inc. (The)	568	71,307
Tryg A/S	1,086	27,708
White Mountains Insurance Group Ltd.	395	352,964
Willis Towers Watson PLC	2,467	401,603
WR Berkley Corp.	216	16,608
Zurich Insurance Group AG	1,688	529,784

TOTAL INSURANCE		$11,977,846
INTERACTIVE MEDIA & SERVICES – 0.7%
Gree, Inc.	19,170	87,032
Tencent Holdings Ltd.	7,953	354,025
Twitter, Inc.*	2,470	82,893
Yahoo Japan Corp.	131,109	354,381
Yandex NV, Class A*	6,320	212,226

TOTAL INTERACTIVE MEDIA & SERVICES		$1,090,557
INTERNET & CATALOG RETAIL – 0.9%
Alibaba Group Holding Ltd. ADR*	1,966	331,251
Amazon.com, Inc.*	277	476,088
eBay, Inc.*	4,307	144,931
Qliro Group AB*	19,413	22,928
Wayfair, Inc., Class A*	3,312	362,532

TOTAL INTERNET & CATALOG RETAIL		$1,337,730
IT SERVICES – 3.6%
Accenture PLC, Class A	2,904	445,909
Amadeus IT Group SA	955	69,446
Amdocs Ltd.	4,272	238,719

Description	Number of Shares	Value
Automatic Data Processing, Inc.	4,811	$672,770
Black Knight, Inc.*	9,842	484,128
Capgemini SE	2,963	327,219
DTS Corp.	1,832	64,842
DXC Technology Co.	10,784	691,470
Fidelity National Information Services, Inc.	5,205	544,079
Fiserv, Inc.*	1,693	140,400
FleetCor Technologies, Inc.*	1,395	281,525
Fujitsu Ltd.	2,018	135,439
Jack Henry & Associates, Inc.	152	20,300
MasterCard, Inc., Class A	1,153	243,433
Paychex, Inc.	1,981	140,255
PayPal Holdings, Inc.*	2,327	206,545
Perspecta, Inc.	6,716	134,656
Sabre Corp.	1,735	39,870
Sopra Steria Group	150	15,167
Total System Services, Inc.	709	63,533
Visa, Inc., Class A	3,020	407,730
Western Union Co. (The)	1,931	35,241

TOTAL IT SERVICES		$5,402,676
LIFE SCIENCES TOOLS & SERVICES – 0.3%
Agilent Technologies, Inc.	5,933	451,205
CMIC Holdings Co. Ltd.	820	12,244
Eurofins Scientific SE	65	26,123

TOTAL LIFE SCIENCES TOOLS & SERVICES		$489,572
MACHINERY – 2.5%
Alstom SA	2,493	100,292
Amada Holdings Co. Ltd.	12,285	123,647
Cummins, Inc.	414	60,904
Deere & Co.	1,780	291,920
Epiroc AB, Class A*	3,315	31,832
Epiroc AB, Class B*	2,686	24,075
Hisaka Works Ltd.	3,600	27,471
IDEX Corp.	6,904	951,785
Japan Steel Works Ltd. (The)	2,095	38,767
Kone OYJ, Class B	6,450	313,618
MAN SE	329	34,011
Middleby Corp. (The)*	2,778	326,748
Mitsubishi Heavy Industries Ltd.	3,932	152,033
PACCAR, Inc.	9,400	615,888
Schindler Holding AG	450	95,724
Schindler Holding AG	320	67,589
SMC Corp.	305	100,664
Snap-on, Inc.	310	51,457
Tadano Ltd.	7,450	84,926
Takuma Co. Ltd.	7,710	97,723
THK Co. Ltd.	1,800	43,003

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      29

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Toshiba Machine Co. Ltd.	2,068	$41,604
Weir Group PLC (The)	1,346	26,637

TOTAL MACHINERY		$3,702,318
MARINE – 0.4%
AP Moeller - Maersk A/S, Class B	105	140,426
D/S Norden A/S*	4,935	68,965
Kuehne + Nagel International AG	2,206	298,320
Pacific Basin Shipping Ltd.	330,000	65,528

TOTAL MARINE		$573,239
MEDIA – 0.6%
Fuji Media Holdings, Inc.	3,365	49,786
Gendai Agency, Inc.	1,600	7,041
Interpublic Group of Cos., Inc. (The)	1,631	37,105
Metropole Television SA	4,078	62,335
Nippon Television Holdings, Inc.	19,927	313,040
Omnicom Group, Inc.	990	77,101
Proto Corp.	1,050	14,641
RTL Group SA	360	19,704
SES SA	6,070	123,714
Sirius XM Holdings, Inc.	8,078	47,095
Television Francaise 1	9,275	75,191
TV Asahi Holdings Corp.	2,045	37,869

TOTAL MEDIA		$864,622
METALS & MINING – 1.4%
Acacia Mining PLC*	27,266	69,993
Anglo American Platinum Ltd.	2,327	112,324
Anglo American PLC	7,281	186,071
Barrick Gold Corp.	11,898	159,280
Boliden AB	1,502	37,592
Centerra Gold, Inc.*	14,804	75,037
Chubu Steel Plate Co. Ltd.	2,000	11,195
Eldorado Gold Corp.*	6,011	22,541
Gold Fields Ltd.	27,881	113,141
Harmony Gold Mining Co. Ltd ADR*	11,153	22,083
Hitachi Metals Ltd.	10,520	118,350
Impala Platinum Holdings Ltd.*	16,691	49,023
Kinross Gold Corp.*	15,773	52,997
Kyoei Steel Ltd.	4,625	75,512
Nakayama Steel Works Ltd.	6,990	32,451
Neturen Co. Ltd.	2,365	18,741
Northern Dynasty Minerals Ltd.*	2,500	1,941
Pacific Metals Co. Ltd.	1,777	47,766
Petra Diamonds Ltd.*	71,432	30,915
Resolute Mining Ltd.	38,369	31,593
Rio Tinto PLC	6,103	337,630

Description	Number of Shares	Value
Salzgitter AG	1,382	$41,754
SEMAFO, Inc.*	8,871	20,052
Tokyo Steel Manufacturing Co. Ltd.	10,460	88,321
Western Areas Ltd.	36,920	63,399
Yamato Kogyo Co. Ltd.	8,215	214,528

TOTAL METALS & MINING		$2,034,230
MULTILINE RETAIL – 0.7%
B&M European Value Retail SA	37,480	159,593
Dollar General Corp.	876	101,117
Marks & Spencer Group PLC	26,589	100,601
Marui Group Co. Ltd.	25,672	521,269
Target Corp.	1,343	98,039

TOTAL MULTILINE RETAIL		$980,619
MULTI-UTILITIES – 1.0%
Ameren Corp.	1,457	101,028
CenterPoint Energy, Inc.	778	24,056
Centrica PLC	70,674	127,004
CMS Energy Corp.	493	25,705
Consolidated Edison, Inc.	406	31,526
Dominion Energy, Inc.	3,749	263,330
DTE Energy Co.	260	30,615
E.ON SE	10,138	112,698
Engie SA	8,725	139,873
National Grid PLC	36,292	395,197
Public Service Enterprise Group, Inc.	639	34,857
RWE AG	6,334	157,537
Sempra Energy	297	34,743
WEC Energy Group, Inc.	442	32,279

TOTAL MULTI-UTILITIES		$1,510,448
OIL, GAS & CONSUMABLE FUELS – 3.3%
Advantage Oil & Gas Ltd.*	23,572	36,777
Aker BP ASA	757	25,223
ARC Resources Ltd.	6,489	46,916
BP PLC	53,464	365,219
Cameco Corp.	4,856	58,836
Canadian Natural Resources Ltd.	7,699	206,795
Chevron Corp.	1,539	176,446
Diamondback Energy, Inc.	1,323	136,428
Eni SpA	14,998	254,303
EOG Resources, Inc.	2,467	244,726
Exxon Mobil Corp.	2,856	209,288
Gazprom PJSC ADR	31,365	153,532
Idemitsu Kosan Co. Ltd.	2,340	82,573
Imperial Oil Ltd.	6,716	190,549
Inpex Corp.	12,510	120,251

January 31, 2019 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Japan Petroleum Exploration Co. Ltd.	4,190	$78,612
Kinder Morgan, Inc.	10,700	193,670
LUKOIL PJSC ADR	1,243	99,689
Occidental Petroleum Corp.	1,218	81,338
Painted Pony Energy Ltd.*	16,283	16,730
Pembina Pipeline Corp.	5,628	200,469
Petroleo Brasileiro SA ADR	981	15,990
Plains GP Holdings LP, Class A*	3,750	85,650
Royal Dutch Shell PLC, Class B	19,895	617,712
Surgutneftegas PJSC ADR	24,895	103,050
Targa Resources Corp.	787	33,849
TOTAL SA	12,551	688,058
Tourmaline Oil Corp.	2,934	40,015
TransCanada Corp.	5,521	234,798
Valero Energy Corp.	757	66,480
Williams Cos., Inc. (The)	3,315	89,273
YPF SA ADR	4,458	72,888

TOTAL OIL, GAS & CONSUMABLE FUELS		$5,026,133
PAPER & FOREST PRODUCTS – 0.2%
Domtar Corp.	3,710	173,999
Louisiana-Pacific Corp.	4,358	106,248
UPM-Kymmene OYJ	1,905	55,324

TOTAL PAPER & FOREST PRODUCTS		$335,571
PERSONAL PRODUCTS – 0.8%
Beiersdorf AG	544	54,455
L’Oreal SA	592	142,687
Unilever NV	10,646	570,094
Unilever NV ADR	4,779	255,724
Unilever PLC	2,695	141,579

TOTAL PERSONAL PRODUCTS		$1,164,539
PHARMACEUTICALS – 4.7%
AstraZeneca PLC ADR	15,072	551,334
AstraZeneca PLC	6,364	461,019
Bristol-Myers Squibb Co.	7,470	368,794
Eisai Co. Ltd.	1,295	100,552
GlaxoSmithKline PLC	7,753	150,598
H Lundbeck A/S	533	23,404
Jazz Pharmaceuticals PLC*	313	39,404
Johnson & Johnson	6,229	828,955
Kyowa Hakko Kirin Co. Ltd.	4,900	93,942
Merck & Co., Inc.	6,432	478,734
Novartis AG	25,425	2,219,622
Ono Pharmaceutical Co. Ltd.	15,262	333,415
Orion OYJ, Class B	859	30,366
Pfizer, Inc.	7,176	304,621
Recordati SpA	719	26,054

Description	Number of Shares	Value
Roche Holding AG	3,246	$863,552
Takeda Pharmaceutical Co. Ltd.	5,645	227,907

TOTAL PHARMACEUTICALS		$7,102,273
PROFESSIONAL SERVICES – 1.0%
Adecco Group AG	3,389	169,826
CoStar Group, Inc.*	590	230,537
Experian PLC	11,025	276,810
Hays PLC	28,144	55,806
IHS Markit Ltd.*	556	28,868
Intertek Group PLC	647	41,750
RELX PLC	6,963	154,227
RELX PLC	6,669	147,388
Robert Half International, Inc.	489	31,506
SGS SA	26	62,765
SThree PLC	8,226	29,569
Teleperformance	237	40,788
TransUnion	845	51,393
Verisk Analytics, Inc.*	622	73,029
Wolters Kluwer NV	919	57,153

TOTAL PROFESSIONAL SERVICES		$1,451,415
REAL ESTATE INVESTMENT TRUSTS – 4.4%
Alexandria Real Estate Equities, Inc.	184	24,235
American Tower Corp.	14,916	2,578,081
AvalonBay Communities, Inc.	180	34,726
British Land Co. PLC (The)	8,780	66,140
Brixmor Property Group, Inc.	12,931	221,508
Camden Property Trust	4,380	424,641
Covivio	350	35,775
Crown Castle International Corp.	3,670	429,610
Equity Residential	483	35,046
Gaming and Leisure Properties, Inc.	7,925	297,188
Land Securities Group PLC	10,489	119,284
LaSalle Logiport REIT	250	249,694
Liberty Property Trust	351	16,546
Mid-America Apartment Communities, Inc.	218	22,079
Park Hotels & Resorts, Inc.	10,661	320,576
PotlatchDeltic Corp.	2,597	95,777
Public Storage	4,873	1,035,610
Realty Income Corp.	458	31,460
Segro PLC	6,261	53,223
Simon Property Group, Inc.	728	132,583
STORE Capital Corp.	7,557	244,242
UDR, Inc.	538	23,538
Unibail-Rodamco-Westfield	463	83,271

TOTAL REAL ESTATE INVESTMENT TRUSTS		$6,574,833

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      31

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%
CBRE Group, Inc., Class A*	1,408	$64,416
Daito Trust Construction Co. Ltd.	631	87,641
Mitsubishi Estate Co. Ltd.	5,800	102,727
Nexity SA	3,085	144,084
Swiss Prime Site AG*	519	43,966
Vonovia SE	1,807	90,817

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$533,651
ROAD & RAIL – 2.6%
AMERCO	1,986	720,243
Canadian National Railway Co.	20,847	1,739,696
CSX Corp.	4,866	319,696
Firstgroup PLC*	33,950	41,258
Genesee & Wyoming, Inc., Class A*	10,622	834,039
Go-Ahead Group PLC (The)	3,509	82,910
Kansas City Southern	1,033	109,240
Old Dominion Freight Line, Inc.	349	47,440

TOTAL ROAD & RAIL		$3,894,522
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%
Advanced Micro Devices, Inc.*	6,759	164,987
Broadcom, Inc.	544	145,928
Intel Corp.	5,478	258,123
Lam Research Corp.	374	63,423
Marvell Technology Group Ltd.	17,253	319,698
Maxim Integrated Products, Inc.	837	45,424
MediaTek, Inc.	6,265	50,765
Miraial Co. Ltd.	1,600	16,802
QUALCOMM, Inc.	7,972	394,773
SCREEN Holdings Co. Ltd.	1,652	70,785
Shinko Electric Industries Co. Ltd.	3,360	23,168
Skyworks Solutions, Inc.	3,060	223,502
STMicroelectronics NV	2,435	38,789
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	155,777
Texas Instruments, Inc.	1,606	161,692
Tokyo Seimitsu Co. Ltd.	2,245	65,746
Universal Display Corp.	713	74,031

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,273,413
SOFTWARE – 2.1%
Constellation Software, Inc.	838	625,412
Globant SA*	3,669	248,024
Guidewire Software, Inc.*	2,032	176,134
Microsoft Corp.	4,697	490,508
Mimecast Ltd.*	4,925	185,032
Open Text Corp.	6,460	230,234
salesforce.com, Inc.*	2,606	396,034

Description	Number of Shares	Value
Splunk, Inc.*	1,921	$239,818
SS&C Technologies Holdings, Inc.	6,758	347,969
Temenos AG*	254	34,286
Workday, Inc., Class A*	1,193	216,565

TOTAL SOFTWARE		$3,190,016
SPECIALTY RETAIL – 2.1%
AutoZone, Inc.*	104	88,123
Best Buy Co., Inc.	714	42,297
Camping World Holdings, Inc., Class A	10,928	154,959
CarMax, Inc.*	8,189	481,349
CECONOMY AG	10,881	51,112
Gap, Inc. (The)	1,067	27,144
Halfords Group PLC	18,182	55,260
Hennes & Mauritz AB, Class B	7,247	112,762
Home Depot, Inc. (The)	1,311	240,608
Honeys Holdings Co. Ltd.	2,755	23,723
Industria de Diseno Textil SA	2,870	80,283
Kingfisher PLC	44,732	130,678
L Brands, Inc.	6,038	168,098
Lowe’s Cos., Inc.	1,561	150,106
Nishimatsuya Chain Co. Ltd.	10,735	88,504
O’Reilly Automotive, Inc.*	275	94,782
PAL GROUP Holdings Co. Ltd.	1,740	47,945
Ross Stores, Inc.	1,098	101,148
Shimamura Co. Ltd.	2,053	177,781
TJX Cos., Inc. (The)	12,862	639,627
Tractor Supply Co.	671	57,303
Ulta Beauty, Inc.*	266	77,651
Xebio Holdings Co. Ltd.	5,485	64,276

TOTAL SPECIALTY RETAIL		$3,155,519
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.3%
Acer, Inc.*	121,840	79,437
Canon, Inc.	3,955	113,747
HP, Inc.	3,230	71,157
Maxell Holdings Ltd.	8,784	125,274
Melco Holdings, Inc.	715	23,142
Neopost SA	3,161	79,337

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$492,094
TEXTILES, APPAREL & LUXURY GOODS – 0.9%
361 Degrees International Ltd.	157,130	34,071
adidas AG	375	89,228
Daphne International Holdings Ltd.*	195,140	6,190
Geox SpA	14,689	21,870
Hermes International	95	56,932
HUGO BOSS AG	433	31,046
Moncler SpA	847	31,877

January 31, 2019 (unaudited)

32      PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
NIKE, Inc., Class B	10,028	$821,093
Sanyo Shokai Ltd.	2,870	46,377
Tapestry, Inc.	953	36,891
Under Armour, Inc., Class A*	10,517	218,123
Under Armour, Inc., Class C*	665	12,595

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,406,293
TOBACCO – 0.9%
Altria Group, Inc.	2,218	109,458
British American Tobacco PLC	5,156	181,749
Imperial Brands PLC	8,821	292,804
Japan Tobacco, Inc.	10,542	266,879
Philip Morris International, Inc.	6,188	474,743

TOTAL TOBACCO		$1,325,633
TRADING COMPANIES & DISTRIBUTORS – 1.1%
AerCap Holdings NV*	656	31,003
Brenntag AG	10,394	492,130
Fastenal Co.	8,110	490,331
ITOCHU Corp.	15,653	287,142
Mitsubishi Corp.	4,800	140,680
Rexel SA	11,639	132,715
SIG PLC	30,816	48,233

TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,622,234
TRANSPORTATION INFRASTRUCTURE – 0.2%
Aena SME SA	261	45,116
Hamburger Hafen und Logistik AG	1,801	40,125
Sydney Airport	61,135	291,814

TOTAL TRANSPORTATION INFRASTRUCTURE		$377,055
WATER UTILITIES – 0.3%
American Water Works Co., Inc.	291	27,840
Guangdong Investment Ltd.	209,640	400,345

TOTAL WATER UTILITIES		$428,185
WIRELESS TELECOMMUNICATION SERVICES – 0.5%
1&1 Drillisch AG	478	19,888
China Mobile Ltd.	33,020	347,283
KDDI Corp.	14,045	350,909

Description	Number of Shares	Value
Orange Belgium SA	3,054	$58,451
Sprint Corp.*	6,193	38,644

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$815,175

TOTAL COMMON STOCKS (COST $134,318,940)		$139,873,047
INVESTMENT COMPANIES – 0.1%
EQUITY FUNDS – 0.1%
iShares Core MSCI EAFE ETF	1,854	108,793
Nomura TOPIX ETF	5,826	86,950

TOTAL EQUITY FUNDS		$195,743

TOTAL INVESTMENT COMPANIES (COST $188,423)		$195,743
PREFERRED STOCKS – 0.2%
COMMUNICATION SERVICES – 0.0%**
Telefonica Brasil SA, 2.41%	3,200	42,720

CONSUMER DISCRETIONARY – 0.1%
Porsche Automobil Holding SE 1.76%	764	49,681
Volkswagen AG 3.96%	866	147,710

TOTAL CONSUMER DISCRETIONARY		$197,391
UTILITIES – 0.1%
Cia Paranaense de Energia 3.73%	9,300	90,037

TOTAL PREFERRED STOCKS (COST $300,433)		$330,148
MONEY MARKET FUND – 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	6,511,111	6,511,111

TOTAL MONEY MARKET FUND (COST $6,511,111)		$6,511,111

TOTAL INVESTMENTS – 97.9%ø (COST $141,318,907)		$146,910,049
OTHER ASSETS LESS LIABILITIES – 2.1%		3,155,375

TOTAL NET ASSETS – 100.0%		$150,065,424

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      33

Wilmington Global Alpha Equities Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$1,672,497	$610,839	$—	$2,283,336
Air Freight & Logistics	795,774	187,699	—	983,473
Airlines	138,454	304,987	—	443,441
Auto Components	82,102	1,348,620	—	1,430,722
Automobiles	—	1,026,765	—	1,026,765
Beverages	1,765,155	1,899,931	—	3,665,086
Biotechnology	418,735	—	—	418,735
Building Products	1,181,413	464,908	—	1,646,321
Capital Markets	2,893,460	1,039,744	—	3,933,204
Chemicals	1,129,414	1,118,415	—	2,247,829
Commercial Banks	2,443,894	2,127,598	—	4,571,492
Commercial Services & Supplies	3,755,998	143,852	—	3,899,850
Communications Equipment	1,364,911	439,865	—	1,804,776
Computers & Peripherals	108,798	—	—	108,798
Construction & Engineering	—	2,358,721	—	2,358,721
Construction Materials	—	224,410	—	224,410
Consumer Finance	1,022,021	—	—	1,022,021
Containers & Packaging	2,550,684	91,622	—	2,642,306
Distributors	42,686	88,130	—	130,816
Diversified Consumer Services	356,150	41,903	—	398,053
Diversified Financial Services	1,833,745	2,246,560	—	4,080,305
Diversified Telecommunication Services	829,831	1,960,842	—	2,790,673
Electric Utilities	1,858,885	654,197	—	2,513,082
Electrical Equipment	709,954	700,740	—	1,410,694
Electronic Equipment, Instruments & Components	491,594	743,609	—	1,235,203
Energy Equipment & Services	130,247	302,823	—	433,070
Entertainment	1,052,032	751,671	—	1,803,703
Food & Staples Retailing	220,112	726,497	—	946,609
Food Products	1,686,490	1,312,541	—	2,999,031
Gas Utilities	409,486	696,714	—	1,106,200
Health Care Equipment & Supplies	3,220,508	782,703	—	4,003,211
Health Care Providers & Services	2,895,837	51,902	—	2,947,739
Health Care Technology	—	58,847	—	58,847
Hotels, Restaurants & Leisure	2,169,763	777,457	—	2,947,220
Household Durables	1,796,740	587,408	—	2,384,148
Household Products	1,236,347	294,005	—	1,530,352
Independent Power & Renewable Electricity Producers	—	245,330	—	245,330
Industrial Conglomerates	65,064	—	—	65,064
Insurance	6,970,892	5,006,954	—	11,977,846
Interactive Media & Services	295,119	795,438	—	1,090,557
Internet & Catalog Retail	1,314,802	22,928	—	1,337,730
IT Services	4,790,563	612,113	—	5,402,676

January 31, 2019 (unaudited)

34      PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$451,205	$38,367	$—	$489,572
Machinery	2,298,702	1,403,616	—	3,702,318
Marine	—	573,239	—	573,239
Media	161,301	703,321	—	864,622
Metals & Mining	353,931	1,680,299	—	2,034,230
Multiline Retail	199,156	781,463	—	980,619
Multi-Utilities	578,139	932,309	—	1,510,448
Oil, Gas & Consumable Fuels	2,691,132	2,335,001	—	5,026,133
Paper & Forest Products	280,247	55,324	—	335,571
Personal Products	255,724	908,815	—	1,164,539
Pharmaceuticals	2,571,842	4,530,431	—	7,102,273
Professional Services	415,333	1,036,082	—	1,451,415
Real Estate Investment Trusts	5,967,446	607,387	—	6,574,833
Real Estate Management & Development	64,416	469,235	—	533,651
Road & Rail	3,770,354	124,168	—	3,894,522
Semiconductors & Semiconductor Equipment	1,851,581	421,832	—	2,273,413
Software	3,155,730	34,286	—	3,190,016
Specialty Retail	2,323,195	832,324	—	3,155,519
Technology Hardware, Storage & Peripherals	71,157	420,937	—	492,094
Textiles, Apparel & Luxury Goods	1,088,702	317,591	—	1,406,293
Tobacco	584,201	741,432	—	1,325,633
Trading Companies & Distributors	521,334	1,100,900	—	1,622,234
Transportation Infrastructure	—	377,055	—	377,055
Water Utilities	27,840	400,345	—	428,185
Wireless Telecommunication Services	38,644	776,531	—	815,175
Investment Companies	108,793	86,950	—	195,743
Preferred Stocks	132,757	197,391	—	330,148
Money Market Fund	6,511,111	—	—	6,511,111

Total Investments in Securities	$92,174,130	$54,735,919	$—	$146,910,049

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$133	$—	$133
Financial Futures Contracts	89,591	—	—	89,591

Total Assets - Other Financial Instruments	$89,591	$133	$—	$89,724

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(416,633)	$—	$(416,633)
Financial Futures Contracts	(3,028,122)	—	—	(3,028,122)

Total Liabilities – Other Financial Instruments	$(3,028,122)	$(416,633)	$—	$(3,444,755)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.
^	7-Day net yield.
ø

On January 31, 2019, the Fund utilized International Fair Value pricing, as defined in Note 2 in Notes to Portfolios of Investments. The value of these securities amounted to $54,735,919 representing 36.47% of total net assets.

**	Represents less than 0.05%.

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      35

Wilmington Global Alpha Equities Fund (continued)

The following acronyms are used throughout this Fund:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Currency Code	Currency
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

At January 31, 2019, the Wilmington Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
2/1/2019	HSBC Bank USA, N.A.	1,996,564 JPY	$18,245	$18,330	$85	$—
2/4/2019	HSBC Bank USA, N.A.	1,019,606 JPY	9,325	9,364	39	—
2/5/2019	HSBC Bank USA, N.A.	4,187,957 JPY	38,587	38,462	—	(125)
2/8/2019	HSBC Bank USA, N.A.	168,722 HKD	21,507	21,508	1	—
CONTRACTS SOLD
2/1/2019	State Street Corp.	128,588 HKD	16,395	16,387	8	—
2/1/2019	Bank of New York	2,895 CAD	2,192	2,203	—	(11)
2/4/2019	HSBC Bank USA, N.A.	810,149 JPY	7,409	7,440	—	(31)
2/4/2019	Morgan Stanley & Co., Inc.	43,966 CHF	44,201	44,227	—	(26)
2/4/2019	Bank of New York	23,331 JPY	213	214	—	(1)
3/20/2019	Barclays Bank PLC	859,100,000 JPY	7,653,635	7,917,289	—	(263,654)
3/20/2019	Bank of Montreal	3,310,000 CAD	2,484,994	2,521,909	—	(36,915)
3/20/2019	Bank of America NA	3,187,000 EUR	3,642,869	3,662,560	—	(19,691)
3/20/2019	Barclays Bank PLC	2,266,000 GBP	2,883,066	2,979,245	—	(96,179)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$133	$(416,633)

January 31, 2019 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

At January 31, 2019, the Wilmington Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)		Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
E-Mini Russell 2000 Index	March 2019	61	$4,575,610		$4,434,955	$4,575,610	$—	$(140,655)
E-Mini S&P Mid 400 Index	March 2019	93	17,075,730		16,143,730	17,075,730	—	(932,000)
E-Mini S&P 500 Index	March 2019	148	20,013,300		19,278,385	20,013,300	—	(734,915)
Euro STOXX 50 Index	March 2019	137	4,318,240	EUR	4,726,575	4,907,063	—	(180,488)
FTSE 100 Index	March 2019	35	2,415,875	GBP	2,952,182	3,054,613	—	(102,431)
MSCI EAFE Index	March 2019	224	20,474,720		19,632,072	20,474,720	—	(842,648)
S&P TSX 60 Index	March 2019	14	2,597,840	CAD	1,848,018	1,943,003	—	(94,985)
TOPIX Index	March 2019	37	580,160,000	JPY	5,213,536	5,123,945	89,591	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS							$89,591	$(3,028,122)

(a)	Notional Amount denominated in USD unless otherwise noted.

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Par Value (a)	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 29.2%
ASSET-BACKED SECURITIES – 1.4%
COLLATERALIZED LOAN OBLIGATION – 0.5%
Crown Point CLO Ltd., Series 2018-5A, Class A, (3 Month USD LIBOR + 0.94%), 3.71%, 7/17/28Δ	200,000	$197,778
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 Month USD LIBOR + 0.90%), 3.69%, 10/15/27Δ	300,000	298,871
Figueroa CLO Ltd., Series 2013-2A, Class A1RR, (3 Month USD LIBOR + 0.85%), 3.64%, 6/20/27Δ	100,000	99,153
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 Month USD LIBOR + 0.88%), 3.67%, 4/15/28Δ	260,000	259,005
Venture VII CDO Ltd., Series 2006-7A, Class A1A, (3 Month USD LIBOR + 0.23%), 2.99%, 1/20/22Δ	17,894	17,892
Venture XII CLO Ltd., Series 2012-12A, Class ARR, (3 Month USD LIBOR + 0.80%), 3.51%, 2/28/26Δ	270,000	267,760
WhiteHorse X Ltd., Series 2015-10A, Class A1R, (3 Month USD LIBOR + 0.93%), 3.70%, 4/17/27Δ	300,000	297,846

TOTAL COLLATERALIZED LOAN OBLIGATION		$1,438,305
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, (1 Month USD LIBOR + 0.39%), 2.90%, 3/25/36Δ	298,823	301,249
Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, (1 Month USD LIBOR + 0.98%), 3.49%, 5/25/35Δ	545,623	541,530

TOTAL DIVERSIFIED FINANCIAL SERVICES		$842,779
WHOLE LOAN – 0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, (1 Month USD LIBOR + 0.22%), 2.73%, 8/25/36Δ	1,196,243	1,195,222
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, (1 Month USD LIBOR + 0.95%), 3.46%, 4/25/36Δ	228,012	221,098
Navient Student Loan Trust, Series 2016-7A, Class A, (1 Month USD LIBOR + 1.15%), 3.66%, 3/25/66Δ	223,841	226,057

Description	Par Value (a)		Value
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-WF1, Class M2, (1 Month USD LIBOR + 0.29%), 2.80%, 3/25/36Δ	200,000		$197,078
Saxon Asset Securities Trust, Series 2005-1, Class M2, (1 Month USD LIBOR + 0.72%), 2.75%, 5/25/35Δ	208,458		194,656

TOTAL WHOLE LOAN			$2,034,111

TOTAL ASSET-BACKED SECURITIES (COST $3,967,244)			$4,315,195
CORPORATE BONDS – 1.2%
COMMUNICATION SERVICES – 0.1%
AT&T, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%),
3.49%, 6/01/21Δ	100,000		100,552
5.15%, 2/15/50	100,000		97,342

TOTAL COMMUNICATION SERVICES			$197,894
ENERGY – 0.2%
Enbridge, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.40%), 3.18%, 1/10/20Δ	100,000		99,571
NextEra Energy Capital Holdings, Inc., Company Guaranteed, (3 Month USD LIBOR + 0.32%), 3.05%, 9/03/19Δ	110,000		109,732
Petrobras Global Finance BV, Company Guaranteed,
6.00%, 1/27/28	291,000		291,146
7.38%, 1/17/27	100,000		108,950

TOTAL ENERGY			$609,399
FINANCIALS – 0.8%
Bank of America Corp., Sr. Unsecured, MTN, (Unidad de Inverso Index + 0.00%), 4.44%, 10/21/25Δ	5,000,000	MXN	311,156
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000		250,597
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.99%, 9/15/20Δ	600,000		606,006
ING Bank NV, Covered Bonds, 2.63%, 12/05/22	200,000		197,889
International Lease Finance Corp., Sr. Unsecured,
6.25%, 5/15/19	100,000		100,837
8.25%, 12/15/20	100,000		107,442
Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21	300,000		309,893

January 31, 2019 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value (a)		Value
Jyske Realkredit A/S, 111E, Covered Bonds, 2.50%, 10/01/47	46,370	DKK	$7,477
Nordea Kredit Realkreditaktieselskab, Covered Bonds, 2.50%, 10/01/47	476	DKK	77
Nykredit Realkredit A/S, 01E, Covered Bonds, 2.50%, 10/01/47	121,735	DKK	19,630
Realkredit Danmark A/S, 23S, Covered Bonds, MTN, 2.50%, 7/01/47	82,674	DKK	13,335
UBS AG, Sr. Unsecured, (3 Month USD LIBOR + 0.58%), 3.35%, 6/08/20Δ	200,000		200,592
UniCredit SpA, Sr. Unsecured, 7.83%, 12/04/23	400,000		426,240

TOTAL FINANCIALS			$2,551,171
INTERNET SOFTWARE & SERVICES – 0.0%**
eBay, Inc., Sr. Unsecured, 2.75%, 1/30/23#	100,000		96,754
OIL & GAS – 0.0%**
Sempra Energy, Sr. Unsecured, (3 Month USD LIBOR + 0.45%), 3.24%, 3/15/21Δ	100,000		98,563
TOBACCO – 0.1%
BAT Capital Corp., Company Guaranteed, (3 Month USD LIBOR + 0.59%), 3.20%, 8/14/20Δ	100,000		99,076

TOTAL CORPORATE BONDS (COST $3,730,808)			$3,652,857
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 0.8%
GOVERNMENT – 0.8%
Australia Government Bond, Sr. Unsecured,
1.25%, 2/21/22	160,000	AUD	136,014
3.00%, 9/20/25	310,000	AUD	321,517
Denmark Inflation Linked Government Bond, 0.10%, 11/15/23	2,156,957	DKK	352,701
French Republic Government Bond OAT, 1.85%, 7/25/27	100,000	EUR	156,351
Italy Buoni Poliennali Del Tesoro, Sr. Unsecured, 2.35%, 9/15/24	110,000	EUR	140,517
Mexican Udibonos, 4.50%, 11/22/35	2,049,555	MXN	109,934
New Zealand Government Bond, Sr. Unsecured, 2.00%, 9/20/25	1,150,000	NZD	907,669
Peruvian Government International Bond, Sr. Unsecured, 5.94%, 2/12/29	200,000	PEN	61,542
United Kingdom Gilt Inflation Linked,
0.13%, 3/22/46	61,822	GBP	127,432
0.13%, 8/10/48	20,000	GBP	44,198
0.13%, 11/22/56	1,000	GBP	2,588
0.13%, 11/22/65	25,000	GBP	75,759

TOTAL GOVERNMENT			$2,436,222

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $2,562,481)			$2,436,222

Description	Par Value (a)		Value
FOREIGN GOVERNMENT SECURITIES – 0.7%
GOVERNMENT – 0.7%
Argentina Bonar Bonds, (Argentina Deposit Rates Badlar Private Banks + 2.00%), 46.98%, 4/03/22Δ	99,000	ARS	$2,807
Argentina POM Politica Monetaria, (Argentina Cental Bank + 0.00%), 54.08%, 6/21/20Δ	5,270,000	ARS	166,038
Argentine Republic Government International Bond, Sr. Unsecured, 5.88%, 1/11/28	100,000	ARS	79,976
Corp. Andina de Fomento, Series 11U, Sr. Unsecured, 3.95%, 10/15/21	5,184,793	MXN	261,294
Japan Treasury Discount Bill, 0.00%, 2/04/19‡	120,000,000	JPY	1,101,699
Peru Government Bond, Sr. Unsecured, 6.15%, 8/12/32	700,000	PEN	214,184
United Kingdom Gilt,
1.75%, 9/07/37	260,000	GBP	346,471
4.25%, 12/07/27	100,000	GBP	165,674

TOTAL GOVERNMENT			$2,338,143

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $2,534,812)			$2,338,143
MORTGAGE-BACKED SECURITIES – 3.3%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.7%
Fannie Mae Pool,
3.50%, 9/01/45	144,093		145,067
3.50%, 9/01/46	548,658		552,362
3.50%, 12/31/49	4,470,000		4,488,334
4.00%, 9/15/49	3,000,000		3,067,500

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)			$8,253,263
WHOLE LOAN – 0.6%
Grifonas Finance PLC, Class A, (6 month EURIBOR + 0.28%), 0.01%, 8/28/39Δ	426,508	EUR	445,307
Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39Δ,Ω	152,579		149,527
Sequoia Mortgage Trust 6, Series 6, Class A, (1 Month USD LIBOR + 0.64%), 3.14%, 4/19/27Δ	581,717		567,863
Trinity Square 2015-1A PLC, Series 2015-1A, Class A, (3 Month GBP LIBOR + 1.15%), 2.08%, 7/15/51Δ	338,722	GBP	445,112
Wamu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,
3.66%, 11/25/36Δ	189,385		178,357
3.86%, 3/25/37Δ	65,626		63,729

TOTAL WHOLE LOAN			$1,849,895

TOTAL MORTGAGE-BACKED SECURITIES (COST $9,976,116)			$10,103,158

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      39

Wilmington Real Asset Fund (continued)

Description	Par Value (a)	Value
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 21.7%
U.S. TREASURY INFLATION INDEXED BONDS – 21.7%
U.S. Treasury Inflation Indexed Bond, 0.13%, 4/15/19	1,073,000	$1,147,115
0.13%, 4/15/20	2,398,000	2,547,192
0.13%, 4/15/21	977,000	1,021,825
0.13%, 1/15/22	1,082,000	1,183,220
0.13%, 4/15/22	3,409,000	3,459,532
0.13%, 1/15/23	1,603,000	1,711,350
0.13%, 7/15/24	6,196,000	6,408,320
0.13%, 7/15/26	811,000	817,580
0.25%, 1/15/25	1,988,000	2,061,232
0.38%, 7/15/23	1,999,000	2,144,774
0.38%, 7/15/25	2,399,000	2,505,062
0.38%, 1/15/27	619,000	626,910
0.38%, 7/15/27	350,000	350,372
0.50%, 1/15/28	2,788,000	2,778,117
0.63%, 7/15/21	712,000	796,520
0.63%, 4/15/23	300,000	303,053
0.63%, 1/15/24	591,000	637,111
0.63%, 1/15/26	4,588,000	4,831,350
0.63%, 2/15/43	196,000	194,539
0.75%, 7/15/28	700,000	703,604
0.75%, 2/15/42	839,000	876,365
0.75%, 2/15/45	643,000	636,728
0.88%, 1/15/29	600,000	604,113
0.88%, 2/15/47	962,000	954,596
1.00%, 2/15/46	1,304,000	1,360,561
1.00%, 2/15/48	1,704,000	1,708,578
1.25%, 7/15/20	1,883,000	2,193,622
1.38%, 2/15/44	2,467,000	2,843,263
1.75%, 1/15/28	2,347,000	3,059,015
1.88%, 7/15/19	226,000	268,042
2.00%, 1/15/26	721,000	994,200
2.13%, 2/15/40	170,000	239,523
2.13%, 2/15/41	659,000	920,964
2.38%, 1/15/25	1,273,000	1,868,638
2.38%, 1/15/27	594,000	834,916
2.50%, 1/15/29	3,033,000	4,139,903
3.38%, 4/15/32	146,000	273,082
3.63%, 4/15/28	2,488,000	4,846,130
3.88%, 4/15/29	928,000	1,847,996

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$66,699,013

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $66,538,364)		$66,699,013

Description	Par Value (a)	Value

U.S. TREASURY – 0.1%
U.S. TREASURY NOTES – 0.1%
U.S. Treasury Note, 2.75%, 2/15/28	281,000	$284,130

TOTAL U.S. TREASURY (COST $281,876)		$284,130

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $89,591,701)		$89,828,718

	Number of Shares
REAL ESTATE RELATED SECURITIES – 65.2%
COMMON STOCKS – 11.6%
DIVERSIFIED – 0.0%**
Argosy Property Ltd.	61,413	$50,768
Stride Stapled Group	41,068	53,682

TOTAL DIVERSIFIED		$104,450
DIVERSIFIED REAL ESTATE ACTIVITIES – 5.6%
Airport City Ltd.*	6,795	89,584
Allreal Holding AG*	1,074	174,217
CapitaLand Ltd.	212,900	527,826
Chinese Estates Holdings Ltd.	47,000	54,178
City Developments Ltd.	56,000	383,287
Daito Trust Construction Co. Ltd.	6,700	930,578
Daiwa House Industry Co. Ltd.	57,600	1,867,469
DIC Asset AG	3,489	39,393
Far East Consortium International Ltd.	117,000	52,246
Hang Lung Properties Ltd.	176,000	385,377
Heiwa Real Estate Co. Ltd.	4,300	79,456
Hembla AB*	2,744	49,951
Henderson Land Development Co. Ltd.	131,578	747,984
K Wah International Holdings Ltd.	120,000	66,186
Kerry Properties Ltd.	52,000	215,983
LendLease Group	51,848	461,772
Leopalace21 Corp.	16,600	78,652
Mitsubishi Estate Co. Ltd.	120,200	2,128,922
Mitsui Fudosan Co. Ltd.	85,300	2,072,351
Mobimo Holding AG	592	145,122
New World Development Co. Ltd.	519,000	818,541
Nippon Commercial Development Co. Ltd.	1,200	16,716
Nomura Real Estate Holdings, Inc.	11,000	213,638
OUE Ltd.	34,900	39,732
PATRIZIA Immobilien AG	3,400	75,734
Property & Building Corp. Ltd.	169	13,968
Quabit Inmobiliaria SA*	9,616	15,455
SAMTY Co. Ltd.	1,500	21,050
Star Mica Co. Ltd.	1,200	15,945

January 31, 2019 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Sumitomo Realty & Development Co. Ltd.	41,000	$1,565,785
Sun Frontier Fudousan Co. Ltd.	3,400	37,397
Sun Hung Kai Properties Ltd.	131,500	2,205,590
Tokyo Tatemono Co. Ltd.	17,800	216,444
Tokyu Fudosan Holdings Corp.	49,200	268,044
Tricon Capital Group, Inc.	10,434	81,712
UOL Group Ltd.	48,300	239,024
Wharf Holdings Ltd.	99,000	299,228
Wheelock & Co. Ltd.	68,000	435,923

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$17,130,460
INDUSTRIALS – 0.0%**
Propertylink Group	45,110	38,092
OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	75,214	77,802
REAL ESTATE DEVELOPMENT – 1.3%
Adler Real Estate AG	3,054	48,891
Aedas Homes SAU*	1,151	30,987
Ardepro Co. Ltd.*	37,900	15,718
Asian Growth Properties Ltd.*,††	22,824	—
Aveo Group	36,594	43,188
Bukit Sembawang Estates Ltd.	10,000	41,792
China Merchants Land Ltd.*	134,000	22,117
CK Asset Holdings Ltd.	227,000	1,911,070
DREAM Unlimited Corp., Class A*	9,069	49,488
Forestar Group, Inc.*	1,558	24,944
Frasers Property Ltd.	42,800	57,624
Goldcrest Co. Ltd.	2,100	31,873
Greenland Hong Kong Holdings Ltd.	101,000	29,508
GuocoLand Ltd.	27,100	36,895
Helical PLC	12,067	53,212
Howard Hughes Corp, (The)*	472	52,411
Katitas Co. Ltd.	1,500	42,947
Metrovacesa SA*	3,401	41,333
Nexity SA	4,185	195,459
Road King Infrastructure Ltd.	28,000	50,927
Selvaag Bolig ASA	6,948	35,770
Sino Land Co. Ltd.	288,000	517,907
St. Modwen Properties PLC	19,519	105,108
TAG Immobilien AG	11,768	297,421
Tosei Corp.	2,300	21,597
Villa World Ltd.	19,108	25,969
Wang On Properties Ltd.	288,000	43,790

TOTAL REAL ESTATE DEVELOPMENT		$3,827,946
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
ADO Properties SA	2,243	134,646

Description	Number of Shares	Value
Aeon Mall Co. Ltd.	9,800	$162,902

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$297,548
REAL ESTATE OPERATING COMPANIES – 4.6%
ADO Group Ltd.*	4,400	95,502
Alony Hetz Properties & Investments Ltd.	9,449	100,028
Alrov Properties & Lodgings Ltd.	1	20
Amot Investments Ltd.	12,568	66,281
Arealink Co. Ltd.	1,100	14,206
Aroundtown SA	58,078	513,736
Azrieli Group Ltd.	3,114	165,790
Bayside Land Corp.	44	21,052
Big Shopping Centers Ltd.	209	12,974
Brack Capital Properties NV*	235	23,200
CA Immobilien Anlagen AG	6,297	225,437
Capital & Counties Properties PLC	68,427	224,072
Castellum AB	21,646	410,366
Chip Eng Seng Corp. Ltd.	44,800	23,440
Citycon OYJ	29,240	59,801
Daibiru Corp.	5,100	50,788
Deutsche Euroshop AG	4,498	139,975
Deutsche Wohnen SE	30,430	1,520,198
Dios Fastigheter AB	6,443	46,231
Entra ASA	10,902	157,980
Fabege AB	22,467	327,836
Fastighets AB Balder, Class B*	8,607	271,638
First Capital Realty, Inc.	13,912	217,264
Gazit-Globe Ltd.	8,742	71,524
Grainger PLC	36,589	109,591
Grand City Properties SA	8,643	215,042
Hang Lung Group Ltd.	53,000	155,754
Hemfosa Fastigheter AB	14,798	131,342
Hongkong Land Holdings Ltd.	100,200	720,829
Hufvudstaden AB, Class A	10,114	167,974
Hulic Co. Ltd.	42,300	390,319
Hysan Development Co. Ltd.	53,001	275,810
Ichigo, Inc.	23,100	79,880
IMMOFINANZ AG*	8,216	217,224
Inmobiliaria Colonial Socimi SA	30,446	311,471
Intershop Holding AG	103	51,507
Jerusalem Economy Ltd.*	11,531	31,996
Keihanshin Building Co. Ltd.	10,000	81,875
Kennedy-Wilson Holdings, Inc.	2,630	52,574
Klovern AB, Class B	62,004	75,518
Kungsleden AB	16,738	127,062
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	59,000	23,784
LEG Immobilien AG	5,404	634,814

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      41

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
MAS Real Estate, Inc.	24,871	$41,609
Melisron Ltd.	1,293	59,556
Nam Tai Property, Inc.#	3,727	32,462
NEPI Rockcastle PLC	40,916	386,865
Nyfosa AB*	14,798	79,973
PSP Swiss Property AG	3,582	368,514
S IMMO AG	4,007	77,270
Sagax AB, Class D	5,245	19,142
Swire Properties Ltd.	93,000	362,996
Swiss Prime Site AG*	6,816	577,404
Takara Leben Co. Ltd.	7,200	22,594
TLG Immobilien AG	6,412	196,862
TOC Co. Ltd.	6,500	49,143
Unizo Holdings Co. Ltd.	3,000	56,746
Victoria Park AB, Class B	9,481	38,798
Vonovia SE	44,570	2,240,021
Wallenstam AB, Class B	16,464	165,799
Wharf Real Estate Investment	98,000	670,416
Wihlborgs Fastigheter AB	12,095	157,795
Zhuguang Holdings Group Co. Ltd.*	166,000	27,773

TOTAL REAL ESTATE OPERATING COMPANIES		$14,245,443
RETAIL – 0.0%**
Kiwi Property Group Ltd.	118,101	116,176

TOTAL COMMON STOCKS (COST $29,299,770)		$35,837,917
EXCHANGE-TRADED FUNDS – 30.5%
EQUITY FUNDS – 30.5%
Schwab U.S. REIT ETF#	615,000	26,358,900
Vanguard Global ex-U.S. Real Estate ETF	1,175,400	67,432,697

TOTAL EQUITY FUNDS		$93,791,597

TOTAL EXCHANGE-TRADED FUNDS (COST $90,168,235)		$93,791,597
INVESTMENT COMPANIES – 5.1%
DIVERSIFIED – 5.0%
Tortoise MLP & Pipeline Fund	1,210,246	15,418,537
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
U.K. Commercial Property REIT Ltd.	51,100	59,619
REAL ESTATE OPERATING COMPANIES – 0.1%
F&C Commercial Property Trust Ltd.	66,616	113,513

TOTAL INVESTMENT COMPANIES (COST $16,642,310)		$15,591,669
REAL ESTATE INVESTMENT TRUSTS – 18.0%
DIVERSIFIED – 3.5%
Abacus Property Group	29,788	79,905
Activia Properties, Inc.	53	229,381
American Assets Trust, Inc.	1,696	72,826

Description	Number of Shares	Value
Artis Real Estate Investment Trust	7,721	$59,996
Babcock & Brown Japan Property*,††	7,569	–
Charter Hall Group	39,423	236,338
Charter Hall Long Wale REIT	9,979	31,719
Cofinimmo SA	1,997	264,041
Colony Capital, Inc.	10,440	63,371
Cominar Real Estate Investment Trust	7,650	67,886
Covivio	5,130	524,360
Daiwa House REIT Investment Corp.	147	346,165
Dream Global Real Estate Investment Trust	8,629	85,177
Empire State Realty Trust, Inc., Class A	3,603	55,702
Gecina SA	4,670	686,313
Gladstone Commercial Corp.	1,116	22,264
Global Net Lease, Inc.	1,038	20,127
Goodman Property Trust	95,209	105,017
GPT Group (The)	152,833	646,227
Growthpoint Properties Australia Ltd.	18,802	52,223
H&R Real Estate Investment Trust	13,001	219,561
Hamborner Real Estate Investment Trust AG	5,966	62,638
Hankyu Hanshin Real Estate Investment Trust, Inc.	44	57,626
Heiwa Real Estate Investment Trust, Inc.	76	86,269
Hulic Real Estate Investment Trust, Inc.	97	159,356
ICADE	3,800	319,996
Ichigo Hotel REIT Investment Corp.	29	36,021
Kenedix Office Investment Corp.	36	247,245
Land Securities Group PLC	64,458	733,037
Lar Espana Real Estate Socimi SA	6,779	65,293
Lexington Realty Trust	4,640	44,590
Liberty Property Trust	3,085	145,427
Londonmetric Property PLC	61,105	150,500
Mapletree North Asia Commercial Trust	185,400	176,305
Marimo Regional Revitalization REIT, Inc.	21	20,719
Merlin Properties Socimi SA	30,735	412,333
Mirvac Group	315,497	553,183
NIPPON Real Estate Investment Trust Investment Corp.	35	123,982
Nomura Real Estate Master Fund, Inc.	369	528,790
NSI NV	1,341	56,502
Premier Investment Corp.	115	140,473
PS Business Parks, Inc.	356	51,688
RDI Real Estate Investment Trust PLC	128,670	52,363
Reit 1 Ltd.	11,700	48,375
Sakura Sogo REIT Investment Corp.	24	18,686
Samty Residential Investment Corp.	22	18,729
Schroder Real Estate Investment Trust Ltd.	71,756	54,636

January 31, 2019 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Sekisui House Real Estate Investment Trust, Inc.	322	$225,790
Soilbuild Business Space Real Estate Investment Trust	134,120	60,275
Star Asia Investment Corp.	40	39,022
Stockland	214,837	592,161
STORE Capital Corp.	3,231	104,426
Sunlight Real Estate Investment Trust	139,000	96,780
Suntec Real Estate Investment Trust	190,600	273,482
Tokyu Real Estate Investment Trust, Inc.	73	112,625
Tosei REIT Investment Corp.	15	15,658
United Urban Investment Corp.	262	418,309
VEREIT, Inc.	20,622	166,626
Washington Real Estate Investment Trust	2,685	68,065
WP Carey, Inc.	3,500	262,115
XYMAX REIT Investment Corp.	19	20,243
Yuexiu Real Estate Investment Trust	140,000	97,151

TOTAL DIVERSIFIED		$10,786,089
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
Sella Capital Real Estate Ltd.	10,469	17,955
INDUSTRIALS – 2.2%
AIMS AMP Capital Industrial Real Estate Investment Trust	42,000	43,117
Americold Realty Trust	800	23,456
Ascendas Real Estate Investment Trust	217,100	442,741
Cache Logistics Trust	83,800	45,438
Dream Industrial Real Estate Investment Trust	7,428	61,111
Duke Realty Corp.	7,255	212,136
EastGroup Properties, Inc.	609	63,007
ESR-REIT	173,800	67,891
First Industrial Realty Trust, Inc.	3,581	117,170
Frasers Logistics & Industrial Trust	129,700	104,327
GLP J-Real Estate Investment Trust	324	344,337
Goodman Group	136,477	1,161,540
Granite Real Estate Investment Trust	1,863	84,462
Hansteen Holdings PLC	66,138	79,871
Industria Real Estate Investment Trust	12,124	24,233
Industrial & Infrastructure Fund Investment Corp.	153	163,477
Industrial Logistics Properties Trust	1,411	30,322
Innovative Industrial Properties, Inc.	400	24,768
Japan Logistics Fund, Inc.	75	158,408
LaSalle Logiport Real Estate Investment Trust	103	102,874
Mapletree Industrial Trust	102,800	152,986
Mapletree Logistics Trust	193,750	197,442
Mitsubishi Estate Logistics REIT Investment Corp.	19	43,646

Description	Number of Shares	Value
Mitsui Fudosan Logistics Park, Inc.	23	$73,028
Monmouth Real Estate Investment Corp.	3,795	52,143
Montea C.V.A	292	20,723
Nippon Prologis Real Estate Investment Trust, Inc.	188	410,006
Prologis, Inc.	13,417	927,920
Rexford Industrial Realty, Inc.	2,066	69,418
Segro PLC	88,427	751,690
STAG Industrial, Inc.	2,307	63,604
Summit Industrial Income REIT	2,802	21,879
Terreno Realty Corp.	2,213	89,272
Tritax Big Box Real Estate Investment Trust PLC	122,111	223,798
Warehouses De Pauw CVA	1,333	194,772

TOTAL INDUSTRIALS		$6,647,013
OFFICE – 3.0%
Alexandria Real Estate Equities, Inc.	2,345	308,860
Allied Properties Real Estate Investment Trust	4,091	146,958
Alstria Office Real Estate Investment Trust AG	13,125	197,531
Befimmo SA	2,034	121,990
Boston Properties, Inc.	3,407	449,281
Brandywine Realty Trust	4,927	74,151
CapitaLand Commercial Trust	235,800	330,087
Champion Real Estate Investment Trust	160,000	121,634
City Office Real Estate Investment Trust, Inc.	2,823	32,634
Columbia Property Trust, Inc.	2,483	54,800
Corporate Office Properties Trust	843	20,814
Cousins Properties, Inc.	11,756	104,041
Cromwell Property Group	119,912	92,535
Daiwa Office Investment Corp.	25	167,203
Derwent London PLC	9,493	403,758
Dexus	85,938	719,565
Douglas Emmett, Inc.	3,244	122,721
Dream Office Real Estate Investment Trust	3,839	68,690
Easterly Government Properties, Inc.	1,055	18,948
Equity Commonwealth	1,627	52,650
Franklin Street Properties Corp.	2,608	19,351
Frasers Commercial Trust	88,500	97,948
GDI Property Group	37,938	37,540
Global One Real Estate Investment Corp.	60	68,020
Great Portland Estates PLC	23,982	230,377
Green Real Estate Investment Trust PLC	41,277	68,316
Hibernia Real Estate Investment Trust PLC	74,159	111,516
Highwoods Properties, Inc.	1,959	86,823
Hudson Pacific Properties, Inc.	3,947	128,159

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      43

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Ichigo Office Real Estate Investment Trust Investment	123	$114,557
Intervest Offices & Warehouses NV	1,705	41,402
Invesco Office J-Reit, Inc.	775	116,883
Japan Excellent, Inc.	112	160,105
Japan Prime Realty Investment Corp.	79	322,207
Japan Real Estate Investment Corp.	118	691,672
JBG SMITH Properties	2,118	81,861
Keppel Real Estate Investment Trust	157,800	138,405
Kilroy Realty Corp.#	2,079	146,486
Mack-Cali Realty Corp.	2,859	58,895
Manulife US Real Estate Investment Trust	87,000	73,955
MCUBS MidCity Investment Corp.	153	129,223
Mirai Corp.	39	68,441
Mori Hills Real Estate Investment Trust Investment Corp.	135	179,289
Mori Trust Sogo Real Estate Investment Trust, Inc.	86	133,220
Nippon Building Fund, Inc.	121	782,928
NorthStar Realty Europe Corp.	2,897	48,641
Office Properties Income Trust#	1,422	45,547
One REIT, Inc.	16	40,659
Orix JREIT, Inc.	236	412,500
Paramount Group, Inc.	3,190	46,191
Piedmont Office Realty Trust, Inc., Class A	1,697	32,854
Prosperity Real Estate Investment Trust	177,000	71,085
Regional REIT Ltd.	31,547	42,317
SL Green Realty Corp.	2,090	193,179
Slate Office REIT	3,244	16,245
Tier Real Estate Investment Trust, Inc.	1,076	25,286
Vornado Realty Trust	4,016	280,759
Workspace Group PLC	11,242	140,118

TOTAL OFFICE		$9,091,811
REAL ESTATE OPERATING COMPANIES – 0.0%**
Picton Property Income Ltd.	81,986	95,727
RESIDENTIAL – 1.7%
Advance Residence Investment Corp.	117	346,034
American Campus Communities, Inc.	3,170	145,883
American Homes 4 Rent, Class A	5,298	117,139
Apartment Investment & Management Co., Class A	3,340	165,397
Ascott Residence Trust	105,500	93,385
AvalonBay Communities, Inc.	2,946	568,342
Bluerock Residential Growth Real Estate Investment Trust, Inc.	2,866	29,749
Boardwalk Real Estate Investment Trust	1,850	56,502
Camden Property Trust	1,986	192,543

Description	Number of Shares	Value
Canadian Apartment Properties Real Estate Investment Trust	6,053	$215,594
Civitas Social Housing PLC	43,515	59,099
Comforia Residential Real Estate Investment Trust, Inc.	46	121,920
Empiric Student Property PLC	50,467	63,741
Equity LifeStyle Properties, Inc.	1,712	181,267
Equity Residential	7,874	571,337
Essex Property Trust, Inc.	1,414	383,477
Front Yard Residential Corp.	2,160	23,371
Independence Realty Trust, Inc.	2,017	21,078
Ingenia Communities Group	24,221	54,137
InterRent Real Estate Investment Trust	6,334	64,692
Investors Real Estate Trust#	389	22,900
Invitation Homes, Inc.	6,314	142,002
Irish Residential Properties Real Estate Investment Trust PLC	33,709	57,829
Japan Rental Housing Investments, Inc.	122	95,919
Kenedix Residential Next Investment Corp.	81	133,963
Killam Apartment Real Estate Investment Trust	2,717	34,636
Mid-America Apartment Communities, Inc.	2,435	246,617
NexPoint Residential Trust, Inc.	608	22,745
Nippon Accommodations Fund, Inc.	40	212,655
Northview Apartment Real Estate Investment Trust	2,317	47,047
Starts Proceed Investment Corp.	13	20,660
Sun Communities, Inc.	1,632	179,373
UDR, Inc.	5,732	250,775
UMH Properties, Inc.	2,326	32,634
Unite Group PLC (The)	21,879	261,300

TOTAL RESIDENTIAL		$5,235,742
RETAIL – 4.8%
Acadia Realty Trust	1,857	53,352
AEON Real Estate Investment Trust Investment Corp.	121	141,693
Agree Realty Corp.	997	65,832
Altarea SCA	324	67,004
British Land Co. PLC (The)	90,072	678,519
Brixmor Property Group, Inc.	9,217	157,887
BWP Trust	53,889	142,896
Capital & Regional PLC	68,165	25,924
CapitaLand Mall Trust	229,700	410,186
CapitaLand Retail China Trust Management Ltd.	57,300	63,871
Cedar Realty Trust, Inc.	6,645	23,191
Charter Hall Retail Real Estate Investment Trust	26,347	87,305
Choice Properties Real Estate Investment Trust	15,070	146,921

January 31, 2019 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Crombie Real Estate Investment Trust	2,904	$30,279
CT Real Estate Investment Trust	2,299	22,396
Eurocommercial Properties NV	4,131	133,845
Federal Realty Investment Trust	1,666	220,862
Fortune Real Estate Investment Trust	134,000	165,610
Frasers Centrepoint Trust	42,700	72,657
Frontier Real Estate Investment Corp.	42	171,540
Fukuoka Real Investment Trust Corp.	59	92,149
Getty Realty Corp.	2,065	66,204
Hammerson PLC	63,831	312,053
Immobiliare Grande Distribuzione SIIQ SpA	5,023	35,550
Intu Properties PLC	74,307	112,824
Japan Retail Fund Investment Corp.	223	457,464
Kenedix Retail Real Estate Investment Trust Corp.	44	104,818
Kimco Realty Corp.	8,123	138,172
Kite Realty Group Trust	2,614	43,471
Klepierre SA	18,263	625,853
Link Real Estate Investment Trust	181,000	1,989,578
Macerich Co. (The)	1,500	69,240
Mapletree Commercial Trust	150,000	196,260
Mercialys SA	5,377	82,485
National Retail Properties, Inc.	3,543	186,752
NewRiver REIT PLC	28,699	83,146
Realty Income Corp.	6,355	436,525
Regency Centers Corp.	3,297	214,305
Retail Estates NV	459	40,723
Retail Opportunity Investments Corp.	3,914	68,769
Retail Properties of America, Inc., Class A	4,680	59,155
Retail Value, Inc.	409	12,438
RioCan Real Estate Investment Trust	12,049	228,610
RPT Realty#	1,497	19,596
Saul Centers, Inc.	797	42,209
Scentre Group	453,388	1,313,136
Seritage Growth Properties, Class A#	1,064	42,783
Shaftesbury PLC	20,795	240,602
Shopping Centres Australasia Property Group	76,097	138,087
Simon Property Group, Inc.	6,663	1,213,466
SITE Centers Corp.	1,587	20,742
Slate Retail REIT	2,021	19,211
Smart Real Estate Investment Trust	4,778	121,091
SPH Real Estate Investment Trust	57,300	43,810
Spirit MTA REIT	976	7,632
Spirit Realty Capital, Inc.	826	32,809
Starhill Global Real Estate Investment Trust	128,800	68,422
Tanger Factory Outlet Centers, Inc.#	1,557	35,422
Taubman Centers, Inc.	1,111	55,328

Description	Number of Shares	Value
Unibail-Rodamco-Westfield*	54,500	$489,165
Unibail-Rodamco-Westfield	8,942	1,608,231
Urban Edge Properties	3,090	63,098
Vastned Retail NV	1,245	48,532
Vicinity Centres	273,638	520,969
Viva Energy REIT	30,988	50,960
Weingarten Realty Investors	2,342	67,192
Wereldhave NV	3,392	108,696

TOTAL RETAIL		$14,909,503
SPECIALIZED – 2.8%
Aedifica SA	1,553	149,202
Arena Real Estate Investment Trust	17,467	34,136
Ascendas Hospitality Trust	89,000	56,242
Ashford Hospitality Trust, Inc.	4,262	21,097
Assura PLC	220,888	173,467
Big Yellow Group PLC	12,620	158,747
CareTrust Real Estate Investment Trust, Inc.	3,065	67,369
CDL Hospitality Trusts	63,800	79,202
Charter Hall Education Trust	30,135	68,356
Chatham Lodging Trust	1,087	21,968
Chesapeake Lodging Trust	1,463	41,666
CoreCivic, Inc.	2,464	48,960
CoreSite Realty Corp.	840	82,984
CubeSmart	4,498	139,213
CyrusOne, Inc.	2,237	121,245
DiamondRock Hospitality Co.	2,696	27,391
Digital Realty Trust, Inc.	4,401	476,804
EPR Properties	1,738	126,978
Extra Space Storage, Inc.	2,766	272,755
Far East Hospitality Trust	83,900	41,469
First Real Estate Investment Trust	38,800	31,458
Four Corners Property Trust, Inc.	1,094	30,895
Frasers Hospitality Trust	37,800	20,640
Gaming and Leisure Properties, Inc.	4,280	160,500
Geo Group, Inc. (The)	3,145	70,920
HCP, Inc.	9,657	304,582
Health Care & Medical Investment Corp.	17	18,288
Healthcare Realty Trust, Inc.	3,364	108,623
Healthcare Trust of America, Inc., Class A	4,580	130,164
Hersha Hospitality Trust	1,071	19,846
Hoshino Resorts Real Estate Investment Trust, Inc.	16	78,822
Hospitality Properties Trust	4,153	110,719
Host Hotels & Resorts, Inc.	16,738	302,288
Hotel Property Investments	10,758	24,172
InfraREIT, Inc.*	1,040	21,944

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      45

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Invincible Investment Corp.	506	$220,208
Iron Mountain, Inc.	5,395	200,694
Japan Hotel REIT Investment Corp.	382	293,038
Keppel DC REIT	79,000	84,498
Life Storage, Inc.	995	97,779
LTC Properties, Inc.	1,511	71,682
MedEquities Realty Trust, Inc.	2,955	34,189
Medical Properties Trust, Inc.	8,747	159,195
Mori Trust Hotel Reit, Inc.	32	39,407
National Health Investors, Inc.	1,042	86,757
National Storage Affiliates Trust	816	23,746
National Storage Real Estate Investment
Trust	65,695	85,797
NorthWest Healthcare Properties Real Estate
Investment Trust	2,862	23,263
Omega Healthcare Investors, Inc.#	4,271	171,651
Ooedo Onsen REIT Investment Corp.	20	15,183
OUE Hospitality Trust	87,500	47,817
Park Hotels & Resorts, Inc.	4,745	142,682
Parkway Life Real Estate Investment Trust	38,800	82,708
Pebblebrook Hotel Trust	3,569	114,386
Physicians Realty Trust	3,999	72,422
Primary Health Properties PLC	58,130	87,857
Public Storage	3,308	703,016
QTS Realty Trust, Inc., Class A	1,471	61,944
RLJ Lodging Trust	4,656	86,369
Rural Funds Group	24,910	40,272
Ryman Hospitality Properties, Inc.	1,260	101,241
Sabra Health Care REIT, Inc.	2,267	46,564
Safestore Holdings PLC	18,399	139,262
Senior Housing Properties Trust	2,887	39,754
Summit Hotel Properties, Inc.	3,569	39,866
Sunstone Hotel Investors, Inc.	5,431	77,663
Universal Health Realty Income Trust	726	50,617
Ventas, Inc.	8,043	518,693
VICI Properties, Inc.	8,575	184,620
Vital Healthcare Property Trust	24,302	35,316
Welltower, Inc.	8,100	627,669
Xenia Hotels & Resorts, Inc.	4,295	80,617

TOTAL SPECIALIZED		$8,631,554

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $46,783,708)		$55,415,394

TOTAL REAL ESTATE RELATED SECURITIES (COST $182,894,023)		$200,636,577
COMMODITY RELATED SECURITIES – 12.2%
EXCHANGE-TRADED FUNDS – 12.2%
COMMODITY FUNDS – 12.2%
iShares Commodities Select Strategy ETF	409,100	13,168,929

Description	Number of Shares	Value
iShares Gold Trust*	578,500	$7,312,240
iShares Silver Trust#,*	202,600	3,049,130
SPDR S&P Global Natural Resources ETF	308,300	13,919,745

TOTAL COMMODITY FUNDS		$37,450,044

TOTAL EXCHANGE-TRADED FUNDS (COST $37,887,507)		$37,450,044

TOTAL COMMODITY RELATED SECURITIES (COST $37,887,507)		$37,450,044
RIGHT – 0.0%**
Tritax Big Box REIT PLC*,††	15,927	2,026

TOTAL RIGHT (COST $0)		$2,026
SHORT-TERM INVESTMENTS – 1.0%
MONEY MARKET FUND – 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	3,196,423	$3,196,423

TOTAL SHORT-TERM INVESTMENTS (COST $3,196,423)		$3,196,423

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.1%
REPURCHASE AGREEMENTS – 1.1%
Barclays Capital, Inc., 2.55%, dated 1/31/19, due 2/01/19, repurchase price $250,969, collateralized by U.S. Treasury Securities, 0.00% to 3.13%, maturing 5/15/24 to 2/15/46; total market value of $255,970.	$250,951	$250,951
BNP Paribas SA, 2.59%, dated 1/31/19, due 2/01/19, repurchase price $630,890, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.75%, maturing 2/01/19 to 11/15/45; total market value of $643,462.	630,845	630,845
Daiwa Capital Markets America, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $630,890, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/07/19 to 9/09/49; total market value of $643,462.	630,845	630,845
HSBC Securities USA, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $630,890, collateralized by U.S. Government Agency Security, 4.50%, maturing 1/20/49; total market value of $643,462.	630,845	630,845
ING Financial Markets LLC, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $630,890, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 12/05/19 to 9/09/49; total market value of $643,462.	630,845	630,845

January 31, 2019 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value	Value
RBC Dominion Securities, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $630,890, collateralized by U.S. Government Agency Securities, 1.25% to 7.00%, maturing 5/30/19 to 12/15/48; total market value of $643,462.	$630,845	$630,845

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,405,176)		$3,405,176

TOTAL INVESTMENTS 108.7%ø (COST $316,974,830)		$334,518,964
WRITTEN OPTIONS – 0.0%**
TOTAL WRITTEN OPTIONS (SEE OPEN OPTION CONTRACTS TABLE) (PREMIUMS RECEIVED $(107,404))		$44,660
TBA SALE COMMITMENT – (0.1%)
MORTGAGE-BACKED SECURITIES – (0.1%)
Fannie Mae Pool, 3.00%, 9/15/49	$(300,000)	$(294,656)

TBA SALE COMMITMENT (PROCEEDS $(292,359))		$(294,656)
COLLATERAL FOR SECURITIES ON LOAN – (1.1%)		$(3,405,176)
OTHER LIABILITIES LESS ASSETS – (7.5%)		(23,035,708)

TOTAL NET ASSETS – 100.0%		$307,828,084

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      47

Wilmington Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$4,315,195	$—	$4,315,195
Corporate Bonds	—	3,652,857	—	3,652,857
Foreign Government Inflation-Linked Securities	—	2,436,222	—	2,436,222
Foreign Government Securities	—	2,338,143	—	2,338,143
Mortgage-Backed Securities	—	10,103,158	—	10,103,158
U.S. Government Inflation-Linked Securities	—	66,699,013	—	66,699,013
U.S. Treasury	—	284,130	—	284,130
Real Estate Related Securities
Common Stocks	590,828	35,247,089	—	35,837,917
Exchange-Traded Funds	93,791,597	—	—	93,791,597
Investment Companies	15,418,537	173,132	—	15,591,669
Real Estate Investment Trusts	20,301,645	35,113,749	—	55,415,394
Commodity Related Securities
Exchange-Traded Funds	37,450,044	—	—	37,450,044
Right	—	2,026	—	2,026
Short-Term Investments
Money Market Fund	3,196,423	—	—	3,196,423
Repurchase Agreements	—	3,405,176	—	3,405,176

Total Investments	$170,749,074	$163,769,890	$—	$334,518,964

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$44,003	$—	$44,003
Financial Futures Contracts	131,660	—	—	131,660
Credit Default Swaps	—	67,589	—	67,589
Interest Rate Swaps	—	350,067	—	350,067
Written Options	—	57,682	—	57,682

Total Assets - Other Financial Instruments	$131,660	$519,341	$—	$651,001

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(144,357)	$—	$(144,357)
Financial Futures Contracts	(460,366)	—	—	(460,366)
Credit Default Swaps	—	(5,731)	—	(5,731)
Interest Rate Swaps	—	(326,810)	—	(326,810)
Written Options	—	(13,022)	—	(13,022)
TBA Sale Commitment	—	(294,656)	—	(294,656)

Total Liabilities - Other Financial Instruments	$(460,366)	$(784,576)	$—	$(1,244,942)

!

Other financial instruments are derivative instruments and a TBA Sale Commitment. Forward foreign currency contracts, financial futures contracts, credit default swaps and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument and written options and TBA Sale Commitment are reported at their fair value at period end.

January 31, 2019 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

(a)	Par Value denominated in USD unless otherwise noted.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
*	Non-income producing security.
††

Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2019, the value of these securities amounted to $2,026 representing 0.00% of total net assets.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2019, these liquid restricted securities amounted to $149,527 representing 0.05% of total net assets.

ø

On January 31, 2019, the Fund utilized International Fair Value pricing, as defined in Note 2 in Notes to Portfolios of Investments. The value of these securities amounted to $70,533,970 representing 22.91% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CDX Markit CDX Index
CMBX Commercial Mortgage-Backed Index
CPI Consumer Price Index
LIBOR London Interbank Offered Rate
LLC Limited Liability Corporation
MTN Medium Term Note
NA National Association
NSA Not seasonally adjusted
OAT Obligations Assimilables
PLC Public Limited Company
REIT Real Estate Investment Trust
RPI Retail Price Index
TELBOR Tel Aviv Interbank Offered Rate

Currency Code	Currency
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      49

Wilmington Real Asset Fund (continued)

At January 31, 2019, the Wilmington Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
2/1/2019	JP Morgan Chase Bank, N.A.	1,410,000 MXN	$73,972	$73,736	$—	$(236)
2/4/2019	JP Morgan Chase Bank, N.A.	36,600,000 JPY	338,219	336,108	—	(2,111)
2/4/2019	HSBC Bank USA, N.A.	1,247,000 NZD	853,175	862,001	8,826	—
2/4/2019	Goldman Sachs Bank USA	1,110,000 AUD	799,613	806,902	7,289	—
2/4/2019	Goldman Sachs Bank USA	1,042,000 GBP	1,367,018	1,366,944	—	(74)
2/4/2019	Bank of America NA	703,000 EUR	808,099	804,652	—	(3,447)
2/4/2019	JP Morgan Chase Bank, N.A.	222,000 EUR	255,009	254,181	—	(828)
2/4/2019	BNP Paribas SA	86,000 GBP	112,916	112,797	—	(119)
2/4/2019	JP Morgan Chase Bank, N.A.	65,000 GBP	83,614	85,270	1,656	—
2/11/2019	Citigroup Global Markets	11,997,504 MXN	626,993	626,435	—	(558)
2/19/2019	Citigroup Global Markets	455,948,695 COP	144,030	146,735	2,705	—
2/19/2019	Bank of America NA	1,279,336 ARS	32,720	33,668	948	—
3/15/2019	Citigroup Global Markets	8,431,016 RUB	124,710	128,252	3,542	—
3/20/2019	Goldman Sachs Bank USA	1,261,790,000 IDR	85,836	89,805	3,969	—
3/20/2019	Societe Generale Securities	6,773,591 INR	94,802	94,738	—	(64)
4/15/2019	JP Morgan Chase Bank, N.A.	1,028,324 CNY	149,000	153,397	4,397	—
CONTRACTS SOLD
2/1/2019	Bank of America NA	977,517 MXN	50,996	51,119	—	(123)
2/1/2019	Barclays Bank PLC	948,076 MXN	49,488	49,580	—	(92)
2/4/2019	Citigroup Global Markets	60,000,000 JPY	534,122	550,998	—	(16,876)
2/4/2019	Citigroup Global Markets	60,000,000 JPY	532,018	550,997	—	(18,979)
2/4/2019	Citigroup Global Markets	2,300,000 JPY	21,267	21,122	145	—
2/4/2019	JP Morgan Chase Bank, N.A.	1,247,000 NZD	842,938	862,001	—	(19,063)
2/4/2019	JP Morgan Chase Bank, N.A.	1,110,000 AUD	792,711	806,902	—	(14,191)
2/4/2019	Goldman Sachs Bank USA	1,107,000 GBP	1,415,017	1,452,214	—	(37,197)
2/4/2019	JP Morgan Chase Bank, N.A.	925,000 EUR	1,062,454	1,059,085	3,369	—
2/4/2019	JP Morgan Chase Bank, N.A.	306,000 CAD	231,484	232,905	—	(1,421)
2/11/2019	HSBC Bank USA, N.A.	11,997,504 MXN	629,074	626,435	2,639	—
2/19/2019	Citigroup Global Markets	784,207 PEN	232,158	235,540	—	(3,382)
2/22/2019	JP Morgan Chase Bank, N.A.	1,410,000 MXN	73,731	73,507	224	—
3/4/2019	HSBC Bank USA, N.A.	1,247,000 NZD	853,677	862,520	—	(8,843)
3/4/2019	Goldman Sachs Bank USA	1,110,000 AUD	799,954	807,225	—	(7,271)
3/4/2019	Goldman Sachs Bank USA	1,042,000 GBP	1,368,960	1,368,788	172	—
3/4/2019	Bank of America NA	703,000 EUR	810,004	806,703	3,301	—
3/20/2019	Citigroup Global Markets	142,968,680 KRW	127,565	128,679	—	(1,114)
3/20/2019	Goldman Sachs Bank USA	2,055,813 TWD	67,212	67,125	87	—
3/20/2019	Goldman Sachs Bank USA	86,945 SGD	63,654	64,652	—	(998)
3/27/2019	Bank of America NA	1,752,742 ARS	43,984	44,397	—	(413)
4/1/2019	Bank of America NA	2,098,336 DKK	323,450	323,469	—	(19)
4/15/2019	Credit Suisse International	1,044,799 CNY	148,917	155,855	—	(6,938)
4/24/2019	Citigroup Global Markets	11,997,504 MXN	620,283	619,549	734	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$44,003	$(144,357)

January 31, 2019 (unaudited)

50     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

At January 31, 2019, the Wilmington Real Asset Fund had the following open option contracts:

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price(a)		Counterparty	Value
WRITTEN OPTIONS
CALL OPTIONS
10-Year U.S. Treasury Note Future	2/22/2019	(2)	(245,000)		$122.50		Exchange Traded	$(781)
30-Year U.S. Treasury Bond Future	2/22/2019	(1)	(148,000)		148.00		Exchange Traded	(453)
Euro-Bund Future	2/22/2019	(9)	(1,197,000	)EUR	133.00	EUR	Exchange Traded	(1,494)
Euro-Bund Future	2/22/2019	(11)	(1,465,750	)EUR	133.25	EUR	Exchange Traded	(818)
Euro-Bund Future	3/22/2019	(10)	(1,327,500	)EUR	132.75	EUR	Exchange Traded	(1,145)
TOTAL CALL OPTIONS								(4,691)
CALL SWAPTIONS
Interest Rate Cap Eurozone CPI	6/22/2035	—	(600,000	)EUR	3.00	EUR	Goldman Sachs Bank USA	(2,933)
PUT OPTIONS
Euro-Bund Future	2/22/2019	(9)	(1,188,000	)EUR	132.00	EUR	Exchange Traded	(154)
Euro-Bund Future	2/22/2019	(11)	(1,457,500	)EUR	132.50	EUR	Exchange Traded	(692)
Euro-Bund Future	3/22/2019	(10)	(1,315,000	)EUR	131.50	EUR	Exchange Traded	(973)
TOTAL PUT OPTIONS								(1,819)
PUT SWAPTIONS
CDX.NA.IG.31.5Y	2/20/2019	—	(100,000)		1.10		Citibank NA	(6)
CDX.NA.IG.31.5Y	2/20/2019	—	(100,000)		1.10		Bank of America NA	(6)
CDX.NA.IG.31.5Y	2/20/2019	—	(100,000)		1.10		Goldman Sachs Bank USA	(6)
CDX.NA.IG.31.5Y	2/20/2019	—	(100,000)		1.05		Citibank NA	(7)
CDX.NA.IG.31.5Y	2/20/2019	—	(100,000)		1.05		Barclays Bank PLC	(7)
CDX.NA.IG.31.5Y	2/20/2019	—	(100,000)		0.95		JP Morgan Chase Bank, N.A.	(8)
CDX.NA.IG.31.5Y	2/20/2019	—	(100,000)		0.95		Citibank NA	(8)
CDX.NA.IG.31.5Y	2/20/2019	—	(100,000)		0.90		Citibank NA	(9)
CDX.NA.IG.31.5Y	2/20/2019	—	(200,000)		1.10		Morgan Stanley Capital Services LLC	(12)
CDX.NA.IG.31.5Y	2/20/2019	—	(200,000)		1.00		Bank of America NA	(15)
CDX.NA.IG.31.5Y	2/20/2019	—	(200,000)		0.95		Bank of America NA	(16)
CDX.NA.IG.31.5Y	3/20/2019	—	(100,000)		1.30		Bank of America NA	(5)
CDX.NA.IG.31.5Y	3/20/2019	—	(100,000)		1.20		JP Morgan Chase Bank, N.A.	(10)
CDX.NA.IG.31.5Y	3/20/2019	—	(100,000)		1.10		Barclays Bank PLC	(13)
CDX.NA.IG.31.5Y	3/20/2019	—	(100,000)		1.10		Citibank NA	(13)
CDX.NA.IG.31.5Y	3/20/2019	—	(200,000)		1.20		Citibank NA	(21)
CDX.NA.IG.31.5Y	3/20/2019	—	(200,000)		1.20		Bank of America NA	(21)
CDX.NA.IG.31.5Y	3/20/2019	—	(200,000)		1.05		Citibank NA	(31)
CDX.NA.IG.31.5Y	3/20/2019	—	(200,000)		1.00		Bank of America NA	(37)
CDX.NA.IG.31.5Y	4/17/2019	—	(100,000)		1.05		Citibank NA	(32)
CDX.NA.IG.31.5Y	4/17/2019	—	(200,000)		1.20		Citibank NA	(40)
CDX.NA.IG.31.5Y	4/17/2019	—	(200,000)		1.15		Goldman Sachs Bank USA	(46)
CDX.NA.IG.31.5Y	4/17/2019	—	(200,000)		1.10		Goldman Sachs Bank USA	(54)
CDX.NA.IG.31.5Y	4/17/2019	—	(300,000)		1.15		Citibank NA	(69)
CDX.NA.IG.31.5Y	4/17/2019	—	(200,000)		1.00		Citibank NA	(78)
CDX.NA.IG.31.5Y	5/15/2019	—	(200,000)		1.20		Bank of America NA	(74)
CDX.NA.IG.31.5Y	5/15/2019	—	(200,000)		1.10		Citibank NA	(99)
CDX.NA.IG.31.5Y	9/18/2019	—	(200,000)		2.40		Goldman Sachs Bank USA	(49)
Interest Rate Cap U.S. CPI	4/10/2020	—	(8,300,000)		3.00		JP Morgan Chase Bank, N.A.	27,856
Interest Rate Cap U.S. CPI	4/22/2024	—	(1,300,000)		4.00		JP Morgan Chase Bank, N.A.	(87)
Interest Rate Cap U.S. CPI	5/16/2024	—	(100,000)		4.00		JP Morgan Chase Bank, N.A.	(7)
Interest Rate Floor U.S. 10-Year Swap Rate	1/2/2020	—	(5,000,000)		1.00		Morgan Stanley Capital Services LLC	(2,017)

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      51

Wilmington Real Asset Fund (continued)

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price(a)		Counterparty	Value
WRITTEN OPTIONS
Interest Rate Floor U.S. CPI	3/24/2020	—	(2,300,000)		0.00		JP Morgan Chase Bank, N.A.	$(646)
Interest Rate Floor U.S. CPI	4/7/2020	—	(2,600,000)		216.69		Citibank NA	—
Interest Rate Floor U.S. CPI	4/10/2020	—	(8,300,000)		0.00		JP Morgan Chase Bank, N.A.	29,826
iTRAXX Europe S30 5Y	9/18/2019	—	(100,000	)EUR	2.40	EUR	Goldman Sachs Bank USA	(28)
OTC EPUT USD	2/13/2019	—	(225,000	)EUR	1.10	EUR	HSBC Bank USA, N.A.	(2)
TOTAL PUT SWAPTIONS								54,103
TOTAL WRITTEN OPTIONS								$44,660

(a)	Notional Amount and Strike Price denominated in USD unless otherwise noted.

At January 31, 2019, the Wilmington Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)		Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
10 - Year U.S Treasury Note Futures	March 2019	23	$2,816,781		$2,754,281	$2,816,781	$62,500	$—
90 Day Euro$ Futures	June 2019	38	9,250,625		9,224,483	9,250,625	26,142	—
Euro - Bund Futures	March 2019	11	1,822,370	EUR	2,022,399	2,065,417	43,018	—
SHORT POSITIONS:
10 - Year Australian Treasury Bond Futures	March 2019	1	133,519	AUD	94,795	96,327	—	(1,532)
10 - Year Japanese Treasury Bond Futures (OSE)	March 2019	1	152,690,000	JPY	1,347,425	1,355,702	—	(8,277)
10 - Year U.S. Treasury Ultra Futures	March 2019	32	4,182,000		4,027,959	4,182,001	—	(154,042)
3 - Year Australian Treasury Bond Futures	March 2019	2	224,831	AUD	160,319	161,402	—	(1,083)
5 - Year U.S. Treasury Note Futures	March 2019	32	3,675,500		3,649,730	3,675,500	—	(25,770)
90 Day Euro$ Futures	June 2020	38	9,265,350		9,220,822	9,265,350	—	(44,528)
Euro - BTP Futures	March 2019	14	1,813,980	EUR	2,006,772	2,067,578	—	(60,806)
Euro - OAT Futures	March 2019	10	1,529,200	EUR	1,711,431	1,738,674	—	(27,243)
GBP Long Gilt Futures	March 2019	13	1,605,890	GBP	2,033,240	2,057,181	—	(23,941)
U.S. Treasury Long Bond Futures	March 2019	18	2,640,375		2,527,231	2,640,375	—	(113,144)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS							$131,660	$(460,366)

(a)	Notional Amount denominated in USD unless otherwise noted.

At January 31, 2019, the Wilmington Real Asset Fund had open interest rate swap agreements as follows:

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	6/21/19	400,000	1.25%	3-Month LIBOR	Quarter	$(2,232)	$(3,619)	$1,387	$—
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3-Month LIBOR	Quarter	(7,219)	1,563	—	(8,782)
Chicago Mercantile Exchange#	12/20/22	1,900,000	2.25%	3-Month LIBOR	Semi-Annual	(19,645)	2,393	—	(22,038)
Chicago Mercantile Exchange#	6/20/23	800,000	2.00%	3-Month LIBOR	Semi-Annual	(17,517)	(30,906)	13,389	—
Chicago Mercantile Exchange#	10/19/23	100,000	2.66%	3-Month LIBOR	Quarter	560	—	560	—
Chicago Mercantile Exchange#	10/25/23	2,000,000	2.68%	3-Month LIBOR	Quarter	13,208	—	13,208	—
Chicago Mercantile Exchange#	11/19/23	1,000,000	2.67%	3-Month LIBOR	Quarter	6,299	—	6,299	—

January 31, 2019 (unaudited)

52     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)		Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Chicago Mercantile Exchange#	12/12/23	1,000,000		2.68%	3-Month LIBOR	Quarter	$6,778	$—	$6,778	$—
Chicago Mercantile Exchange#	12/19/23	1,400,000		2.50%	3-Month LIBOR	Quarter	(2,163)	(12,010)	9,847	—
London Clearing House#	12/19/23	300,000		2.75%	3-Month LIBOR	Semi-Annual	3,064	(2,023)	5,087	—
Chicago Mercantile Exchange#	7/27/26	3,700,000		2.00%	3-Month LIBOR	Semi-Annual	99,876	46,583	53,293	—
Chicago Mercantile Exchange#	12/07/26	3,700,000		2.40%	3-Month LIBOR	Semi-Annual	39,039	24,582	14,457	—
Chicago Mercantile Exchange#	3/21/28	400,000	NZD	3.25%	3-Month LIBOR	Semi-Annual	(17,705)	1,223	—	(18,928)
Chicago Mercantile Exchange#	4/17/28	1,370,000		3.10%	3-Month LIBOR	Semi-Annual	(19,224)	(4,156)	—	(15,068)
London Clearing House#	6/20/28	900,000		2.25%	3-Month LIBOR	Semi-Annual	29,639	49,659	—	(20,020)
Chicago Mercantile Exchange#	7/18/28	750,000		2.72%	3-Month LIBOR	Semi-Annual	(3,798)	—	—	(3,798)
Chicago Mercantile Exchange#	7/18/28	480,000		2.77%	3-Month LIBOR	Semi-Annual	(4,258)	—	—	(4,258)
Chicago Mercantile Exchange#	9/13/28	1,400,000		3.13%	3-Month LIBOR	Semi-Annual	(20,960)	—	—	(20,960)
Chicago Mercantile Exchange#	6/19/48	100,000		2.15%	3-Month LIBOR	Semi-Annual	14,158	—	14,158	—
Chicago Mercantile Exchange#	6/20/48	260,000		2.50%	3-Month LIBOR	Semi-Annual	17,939	30,360	—	(12,421)
Chicago Mercantile Exchange#	12/19/48	300,000		3.00%	3-Month LIBOR	Semi-Annual	(10,532)	17,921	—	(28,453)
London Clearing House#	3/20/29	74,540,000	JPY	0.45%	6-Month LIBOR	Semi-Annual	(19,949)	(4,233)	—	(15,716)
London Clearing House#	3/20/49	480,000	GBP	1.75%	6-Month LIBOR	Semi-Annual	(30,263)	(15,512)	—	(14,751)
London Clearing House*	6/15/23	800,000	EUR	1.54%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	14,423	(232)	14,655	—
London Clearing House*	1/15/24	530,000	EUR	1.08%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	(3)	315	—	(318)
London Clearing House*	5/15/28	250,000	EUR	1.62%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	8,708	16	8,692	—
London Clearing House*	11/15/38	100,000	EUR	1.81%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	5,192	—	5,192	—
London Clearing House*	11/15/38	90,000	EUR	1.80%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	4,410	6	4,404	—
London Clearing House*	11/15/48	60,000	EUR	1.94%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	4,266	—	4,266	—
London Clearing House*	4/15/20	30,000	EUR	1.00%	France CPI Ex-Tobacco	At Term(1)	(110)	—	—	(110)
London Clearing House*	8/15/20	10,000	EUR	1.16%	France CPI Ex-Tobacco	At Term(1)	(89)	7	—	(96)
London Clearing House*	1/15/28	110,000	EUR	1.58%	France CPI Ex-Tobacco	At Term(1)	4,468	—	4,468	—
London Clearing House*	2/15/28	160,000	EUR	1.59%	France CPI Ex-Tobacco	At Term(1)	6,893	30	6,863	—
London Clearing House*	2/15/28	50,000	EUR	1.61%	France CPI Ex-Tobacco	At Term(1)	2,256	—	2,256	—
London Clearing House*	6/15/21	200,000	EUR	1.35%	France CPI Ex-Tobacco	At Term(1)	(2,403)	—	—	(2,403)
London Clearing House*	7/15/28	330,000	EUR	1.62%	France CPI Ex-Tobacco	At Term(1)	14,893	—	14,893	—
London Clearing House*	3/23/19	460,000		2.07%	U.S. CPI NSA	At Term(1)	(3,154)	26	—	(3,180)

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      53

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)		Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House*	4/10/19	360,000		1.98%	U.S. CPI NSA	At Term(1)	$(2,955)	$—	$—	$(2,955)
London Clearing House*	4/27/19	1,310,000		1.97%	U.S. CPI NSA	At Term(1)	(10,893)	—	—	(10,893)
London Clearing House*	11/23/20	700,000		2.03%	U.S. CPI NSA	At Term(1)	(2,525)	—	—	(2,525)
London Clearing House*	11/25/20	700,000		2.02%	U.S. CPI NSA	At Term(1)	(2,423)	—	—	(2,423)
London Clearing House*	7/26/21	500,000		1.55%	U.S. CPI NSA	At Term(1)	10,640	16,923	—	(6,283)
London Clearing House*	9/12/21	460,000		1.60%	U.S. CPI NSA	At Term(1)	8,022	13,855	—	(5,833)
London Clearing House*	7/15/22	100,000		2.07%	U.S. CPI NSA	At Term(1)	(427)	—	—	(427)
London Clearing House*	2/05/23	640,000		2.21%	U.S. CPI NSA	At Term(1)	(8,820)	—	—	(8,820)
London Clearing House*	4/13/23	1,020,000		2.22%	U.S. CPI NSA	At Term(1)	(17,472)	—	—	(17,472)
London Clearing House*	4/27/23	390,000		2.26%	U.S. CPI NSA	At Term(1)	(7,656)	(40)	—	(7,616)
London Clearing House*	5/09/23	100,000		2.26%	U.S. CPI NSA	At Term(1)	(1,912)	—	—	(1,912)
London Clearing House*	5/10/23	160,000		2.28%	U.S. CPI NSA	At Term(1)	(3,195)	—	—	(3,195)
London Clearing House*	7/26/26	500,000		1.73%	U.S. CPI NSA	At Term(1)	(15,295)	(26,802)	11,507	—
London Clearing House*	9/12/26	460,000		1.80%	U.S. CPI NSA	At Term(1)	(10,400)	(21,247)	10,847	—
London Clearing House*	9/15/26	300,000		1.78%	U.S. CPI NSA	At Term(1)	(7,485)	(14,562)	7,077	—
London Clearing House*	9/20/27	150,000		2.18%	U.S. CPI NSA	At Term(1)	1,288	—	1,288	—
London Clearing House*	9/25/27	100,000		2.15%	U.S. CPI NSA	At Term(1)	531	—	531	—
London Clearing House*	10/17/27	300,000		2.16%	U.S. CPI NSA	At Term(1)	1,881	—	1,881	—
London Clearing House*	2/05/28	330,000		2.34%	U.S. CPI NSA	At Term(1)	9,309	716	8,593	—
London Clearing House*	5/09/28	150,000		2.36%	U.S. CPI NSA	At Term(1)	4,878	—	4,878	—
London Clearing House*	5/09/28	100,000		2.35%	U.S. CPI NSA	At Term(1)	3,178	—	3,178	—
London Clearing House*	5/10/28	160,000		2.36%	U.S. CPI NSA	At Term(1)	5,254	—	5,254	—
London Clearing House#	12/15/47	260,000		2.00%	U.S. Fed Fund Effective Rate	Annual	25,971	(487)	26,458	—
London Clearing House#	12/20/47	90,000		2.50%	U.S. Fed Fund Effective Rate	Annual	(373)	225	—	(598)
London Clearing House#	12/20/47	55,000		2.48%	U.S. Fed Fund Effective Rate	Annual	12	246	—	(234)
London Clearing House*	9/15/28	100,000	GBP	3.51%	United Kingdom RPI All Items NSA	At Term(1)	819	8	811	—
London Clearing House*	11/15/28	120,000	GBP	3.59%	United Kingdom RPI All Items NSA	At Term(1)	2,593	—	2,593	—
London Clearing House*	11/15/28	60,000	GBP	3.60%	United Kingdom RPI All Items NSA	At Term(1)	1,321	—	1,321	—
London Clearing House*	12/15/28	100,000	GBP	3.63%	United Kingdom RPI All Items NSA	At Term(1)	2,781	—	2,781	—
London Clearing House*	12/15/28	20,000	GBP	3.72%	United Kingdom RPI All Items NSA	At Term(1)	832	—	832	—
London Clearing House*	6/15/31	560,000	GBP	3.10%	United Kingdom RPI All Items NSA	At Term(1)	(57,070)	(65,057)	7,987	—
London Clearing House*	10/15/31	640,000	GBP	3.53%	United Kingdom RPI All Items NSA	At Term(1)	8,401	1,654	6,747	—
London Clearing House*	9/15/32	100,000	GBP	3.47%	United Kingdom RPI All Items NSA	At Term(1)	40	(775)	815	—
London Clearing House*	9/15/33	10,000	GBP	3.50%	United Kingdom RPI All Items NSA	At Term(1)	23	8	15	—

January 31, 2019 (unaudited)

54     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)		Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House*	10/15/33	140,000	GBP	3.58%	United Kingdom RPI All Items NSA	At Term(1)	$4,165	$—	$4,165	$—
London Clearing House*	10/15/46	80,000	GBP	3.59%	United Kingdom RPI All Items NSA	At Term(1)	(9,365)	(4,520)	—	(4,845)
London Clearing House*	3/15/47	130,000	GBP	3.43%	United Kingdom RPI All Items NSA	At Term(1)	235	8,234	—	(7,999)
							$48,753	$10,372	$313,711	$(275,330)
OVER THE COUNTER
Bank of America NA*	2/16/20	830,000	ILS	0.97%	3-Month TELBOR	Annual	(1,991)	3	—	(1,994)
Bank of America NA*	6/20/20	510,000	ILS	0.37%	3-Month TELBOR	Annual	(175)	—	—	(175)
Barclays Bank PLC*	6/20/20	440,000	ILS	0.37%	3-Month TELBOR	Annual	(161)	—	—	(161)
Deutsche Bank AG*	6/20/20	420,000	ILS	0.41%	3-Month TELBOR	Annual	(246)	—	—	(246)
Goldman Sachs Bank USA*	6/20/20	340,000	ILS	0.37%	3-Month TELBOR	Annual	(116)	26	—	(142)
Bank of America NA#	2/16/28	180,000	ILS	1.96%	3-Month TELBOR	Annual	1,560	(12)	1,572	—
Bank of America NA#	6/20/28	110,000	ILS	2.00%	3-Month TELBOR	Annual	739	—	739	—
JP Morgan Chase Bank, N.A.#	6/20/28	90,000	ILS	2.08%	3-Month TELBOR	Annual	791	—	791	—
Barclays Bank PLC#	6/20/28	90,000	ILS	1.95%	3-Month TELBOR	Annual	495	—	495	—
Goldman Sachs Bank USA#	6/20/28	70,000	ILS	2.00%	3-Month TELBOR	Annual	470	—	470	—
Bank of America NA*	11/23/20	2,400,000		1.57%	U.S. CPI NSA	At Term(1)	32,289	—	32,289	—
Morgan Stanley Capital Services LLC#	7/18/26	500,000		1.79%	U.S. CPI NSA	At Term(1)	(12,958)	—	—	(12,958)
Morgan Stanley Capital Services LLC#	7/19/26	800,000		1.81%	U.S. CPI NSA	At Term(1)	(18,882)	—	—	(18,882)
Morgan Stanley Capital Services LLC*	7/20/26	500,000		1.80%	U.S. CPI NSA	At Term(1)	(12,254)	—	—	(12,254)
Morgan Stanley Capital Services LLC*	9/20/26	200,000		1.81%	U.S. CPI NSA	At Term(1)	(4,668)	—	—	(4,668)
							$(15,107)	$17	$36,356	$(51,480)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS							$33,646	$10,389	$350,067	$(326,810)

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      55

Wilmington Real Asset Fund (concluded)

At January 31, 2019, the Wilmington Real Asset Fund had open credit default swap agreements as follows:

Counterparty	Termination Date	Notional Amount(a)		Fixed Rate	Reference Equity / Obligation	Payment Frequency	Implied Credit Spread at January 31, 2019(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Intercontinental Exchange###	12/20/20	20,000	EUR	1.00%	Daimler AG	Quarter	0.38%	$274	$332	$—	$(58)
Intercontinental Exchange###	12/20/21	900,000	EUR	1.00%	iTRAXX.Europe.S26.5Y	Quarter	0.32%	(20,222)	(14,549)	—	(5,673)
Intercontinental Exchange###	12/20/22	2,300,000	EUR	1.00%	iTRAXX.Europe.S28.5Y	Quarter	0.50%	(51,335)	(62,072)	10,737	—
								$(71,283)	$(76,289)	$10,737	$(5,731)
OVER THE COUNTER
Goldman Sachs International##	10/17/57	400,000		0.50%	CMBX.NA.AAA.8	Monthly	0.28%	4,940	(26,117)	31,057	—
Deutsche Bank AG##	10/17/57	400,000		0.50%	CMBX.NA.AAA.8	Monthly	0.28%	4,940	(20,855)	25,795	—
								$9,880	$(46,972)	$56,852	$—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS								$(61,403)	$(123,261)	$67,589	$(5,731)

(1)	Termination date or maturity date.
(2)	Notional Amount denominated in USD unless otherwise noted.
*	Portfolio pays the fixed rate and receives the floating rate.
#	Portfolio pays the floating rate and receives the fixed rate.
##

The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

###

The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a)

“Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional Amount denominated in USD unless otherwise noted.

(b)

“Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c)

“Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington Diversified Income Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 36.6%
EXCHANGE-TRADED FUNDS – 30.0%
iShares iBoxx High Yield Corporate Bond ETF#	33,800	$2,876,718
iShares International Select Dividend ETF#	200,100	6,169,083
SPDR Dow Jones International
Real Estate ETF#	42,625	1,652,997
Vanguard REIT ETF	13,000	1,084,330

TOTAL EXCHANGE-TRADED FUNDS		$11,783,128
INFLATION-PROTECTED SECURITIES FUND – 6.6%
Vanguard Inflation-Protected Securities Fund, Admiral Shares	105,109	2,608,800

TOTAL INVESTMENT COMPANIES (COST $15,175,061)		$14,391,928

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 2012-114, Class VM, 3.50%, 10/25/25	$113,357	115,654
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.24%, 2/25/34Δ	15,093	15,176
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.46%, 11/25/35Δ	6,500	6,376

TOTAL WHOLE LOAN		$21,552

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $148,162)		$137,206
COMMERCIAL PAPER – 0.8% ◆
AT&T, Inc., 2.97%, 3/15/19	300,000	298,860

TOTAL COMMERCIAL PAPER (COST $298,959)		$298,860
CORPORATE BONDS – 8.4%
AEROSPACE & DEFENSE – 0.1%
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	25,000	24,080
AUTOMOTIVE – 0.1%
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	40,000	39,408
BEVERAGES – 0.2%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	18,887

Description	Par Value	Value
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.00%, 1/15/20	$10,000	$9,890
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	38,294

TOTAL BEVERAGES		$67,071
BIOTECHNOLOGY – 0.2%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	23,900
Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	25,000	24,318
Celgene Corp., Sr. Unsecured, 4.55%, 2/20/48	45,000	43,275

TOTAL BIOTECHNOLOGY		$91,493
CAPITAL MARKETS – 0.3%
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR +1.20%), 3.27%, 9/29/25Δ	55,000	53,410
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	35,000	33,943
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,060
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	18,003

TOTAL CAPITAL MARKETS		$115,416
CHEMICALS – 0.0%**
DowDuPont, Inc., Sr. Unsecured, 3.77%, 11/15/20	15,000	15,209
COMMERCIAL BANKS – 0.6%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	29,900
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	100,000	100,614
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	20,522
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	30,000	29,891
U.S. Bancorp, Series V, Sr. Unsecured, MTN, 2.63%, 1/24/22#	45,000	44,555

TOTAL COMMERCIAL BANKS		$225,482
COMMERCIAL SERVICES & SUPPLIES – 0.1%
Total System Services, Inc., Sr. Unsecured, 3.75%, 6/01/23	50,000	49,464

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      57

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
COMPUTERS – 0.1%
Hewlett Packard Enterprise Co., Sr. Unsecured, 3.50%, 10/05/21	$50,000	$50,360
CONSUMER FINANCE – 0.1%
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	25,000	24,648
DIVERSIFIED FINANCIAL SERVICES – 1.0%
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	19,098
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	38,605
Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	35,000	34,232
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	123,835
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	100,000	98,100
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	38,906
Wells Fargo & Co., Series M, Subordinated, MTN, 3.45%, 2/13/23	35,000	34,796

TOTAL DIVERSIFIED FINANCIAL SERVICES		$387,572
ELECTRIC – 0.5%
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23#	10,000	10,069
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	91,855
Pacific Gas & Electric Co., Sr. Unsecured, 3.75%, 2/15/24	20,000	16,700
WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	70,000	70,426

TOTAL ELECTRIC		$189,050
ENVIRONMENTAL CONTROL – 0.1%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	35,333
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	25,136

TOTAL ENVIRONMENTAL CONTROL		$60,469
FOOD & STAPLES RETAILING – 0.2%
Conagra Brands, Inc., Sr. Unsecured, 4.60%, 11/01/25	40,000	40,402
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	35,000	34,185

TOTAL FOOD & STAPLES RETAILING		$74,587
FOREST PRODUCTS & PAPER – 0.2%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	15,000	15,594

Description	Par Value	Value
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	$50,000	$45,354

TOTAL FOREST PRODUCTS & PAPER		$60,948
HEALTH CARE EQUIPMENT & SUPPLIES – 0.0%**
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22#	20,000	19,969
HEALTH CARE PROVIDERS & SERVICES – 0.4%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	30,000	29,562
Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	35,000	33,438
CVS Health Corp., Sr. Unsecured, 5.05%, 3/25/48	30,000	30,905
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	24,669
UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	25,000	24,166

TOTAL HEALTH CARE PROVIDERS & SERVICES		$142,740
HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22#	65,000	66,677
HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	15,000	13,805
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	60,000	61,604

TOTAL HOUSEHOLD PRODUCTS		$75,409
INSURANCE – 0.7%
American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21#	60,000	60,491
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	40,802
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24#	35,000	35,020
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	25,000	24,410
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	61,783
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	45,000	44,503

TOTAL INSURANCE		$267,009
MEDIA – 0.3%
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	75,000	68,669
Comcast Corp., Company Guaranteed, 4.70%, 10/15/48	35,000	36,693
Walt Disney Co. (The), Sr. Unsecured, GMTN, 4.13%, 6/01/44#	10,000	10,220
Warner Media LLC, Company Guaranteed, 4.85%, 7/15/45	25,000	23,902

TOTAL MEDIA		$139,484

January 31, 2019 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
MISCELLANEOUS MANUFACTURING – 0.2%
Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24#	$45,000	$45,984
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	20,000	20,117

TOTAL MISCELLANEOUS MANUFACTURING		$66,101
OIL & GAS – 0.5%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	48,918
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	30,000	29,968
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	19,868
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	20,000	20,824
Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20	55,000	54,289
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	25,000	25,244
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	10,181

TOTAL OIL & GAS		$209,292
PHARMACEUTICALS – 0.3%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	30,000	29,789
AbbVie, Inc., Sr. Unsecured, 4.25%, 11/14/28	25,000	24,913
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	18,043
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	20,000	20,287
Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	20,000	18,403

TOTAL PHARMACEUTICALS		$111,435
PIPELINES – 0.6%
Energy Transfer Operating LP, Company Guaranteed, 3.60%, 2/01/23	35,000	34,884
Energy Transfer Operating LP, Company Guaranteed, 4.20%, 4/15/27	40,000	38,240
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	35,000	35,000
Kinder Morgan, Inc., Company Guaranteed, 5.20%, 3/01/48	40,000	40,626
MPLX LP, Sr. Unsecured, 4.00%, 3/15/28	30,000	28,983
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	48,669
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	25,000	24,120

TOTAL PIPELINES		$250,522

Description	Par Value	Value
REAL ESTATE INVESTMENT TRUSTS – 0.5%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	$15,000	$15,774
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	25,000	24,352
HCP, Inc., Sr. Unsecured, 2.63%, 2/01/20	100,000	99,545
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	15,121
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	39,461
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	14,660

TOTAL REAL ESTATE INVESTMENT TRUSTS		$208,913
SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	34,829
TELECOMMUNICATIONS – 0.0%**
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	14,161
TRANSPORTATION – 0.4%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	25,979
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	13,295
Ryder System, Inc., Sr. Unsecured, MTN, 2.65%, 3/02/20	100,000	99,165
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	10,000	9,672

TOTAL TRANSPORTATION		$148,111
TRUCKING & LEASING – 0.2%
GATX Corp., Sr. Unsecured, 2.60%, 3/30/20	60,000	59,604
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	20,000	20,402

TOTAL TRUCKING & LEASING		$80,006

TOTAL CORPORATE BONDS (COST $3,328,389)		$3,309,915
	Number of Shares
COMMON STOCKS – 36.4%
COMMUNICATION SERVICES – 1.6%
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.6%
AT&T, Inc.	11,800	354,708
Verizon Communications, Inc.	5,000	275,300

		$630,008

TOTAL COMMUNICATION SERVICES		$630,008
CONSUMER DISCRETIONARY – 1.8%

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      59

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value
AUTOMOBILES – 0.4%
General Motors Co.	4,620	$180,272
HOTELS, RESTAURANTS & LEISURE – 0.8%
Extended Stay America, Inc.	8,225	140,648
McDonald’s Corp.	910	162,690

		$303,338
MULTILINE RETAIL – 0.6%
Target Corp.	3,250	237,250

TOTAL CONSUMER DISCRETIONARY		$720,860
CONSUMER STAPLES – 3.6%
BEVERAGES – 1.2%
Coca-Cola Co. (The)	4,445	213,938
PepsiCo, Inc.	2,150	242,241

		$456,179
FOOD & STAPLES RETAILING – 0.8%
CVS Health Corp.	5,050	331,028
HOUSEHOLD PRODUCTS – 0.8%
Procter & Gamble Co. (The)	3,300	318,351
TOBACCO – 0.8%
Philip Morris International, Inc.	3,900	299,208

TOTAL CONSUMER STAPLES		$1,404,766
ENERGY – 4.1%
OIL, GAS & CONSUMABLE FUELS – 4.1%
BP PLC ADR	6,650	273,448
Chevron Corp.	3,800	435,670
Exxon Mobil Corp.	2,705	198,222
Occidental Petroleum Corp.	4,655	310,861
Suncor Energy, Inc.	7,625	246,440
Valero Energy Corp.	1,870	164,223

		$1,628,864

TOTAL ENERGY		$1,628,864
FINANCIALS – 8.1%
CAPITAL MARKETS – 0.9%
BlackRock, Inc.	390	161,881
Main Street Capital Corp.#	5,250	193,568

		$355,449
COMMERCIAL BANKS – 3.9%
First Hawaiian, Inc.	6,790	174,707
JPMorgan Chase & Co.	5,000	517,500
Toronto-Dominion Bank (The)	5,250	295,627
U.S. Bancorp	5,900	301,844
United Bankshares, Inc.	7,455	263,683

		$1,553,361

Description	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.4%
Citigroup, Inc.	3,950	$254,617
Wells Fargo & Co.	6,050	295,905

		$550,522
INSURANCE – 1.9%
MetLife, Inc.	6,575	300,280
Old Republic International Corp.	13,700	276,055
Prudential Financial, Inc.	1,725	158,941

		$735,276

TOTAL FINANCIALS		$3,194,608
HEALTH CARE – 5.3%
BIOTECHNOLOGY – 1.8%
AbbVie, Inc.	3,400	272,986
Amgen, Inc.	875	163,721
Gilead Sciences, Inc.	3,680	257,637

		$694,344
PHARMACEUTICALS – 3.5%
Johnson & Johnson	3,250	432,510
Merck & Co., Inc.	6,875	511,706
Pfizer, Inc.	10,590	449,545

		$1,393,761

TOTAL HEALTH CARE		$2,088,105
INDUSTRIALS – 3.0%
AEROSPACE & DEFENSE – 0.8%
Lockheed Martin Corp.	1,150	333,144
AIR FREIGHT & LOGISTICS – 0.8%
United Parcel Service, Inc., Class B	2,900	305,660
BUILDING PRODUCTS – 0.6%
Johnson Controls International PLC	6,700	226,259
ELECTRICAL EQUIPMENT – 0.8%
Emerson Electric Co.	4,705	308,036

TOTAL INDUSTRIALS		$1,173,099
INFORMATION TECHNOLOGY – 3.6%
COMMUNICATIONS EQUIPMENT – 1.6%
Cisco Systems, Inc.	13,075	618,317
IT SERVICES – 0.5%
International Business Machines Corp.	1,500	201,630
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%
Maxim Integrated Products, Inc.	5,900	320,193
QUALCOMM, Inc.	5,575	276,074

		$596,267

TOTAL INFORMATION TECHNOLOGY		$1,416,214
MATERIALS – 0.7%

January 31, 2019 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value
CHEMICALS – 0.7%
LyondellBasell Industries NV, Class A	3,160	$274,825
REAL ESTATE – 1.9%
REAL ESTATE INVESTMENT TRUSTS – 1.9%
Blackstone Mortgage Trust, Inc., Class A	8,195	282,646
Park Hotels & Resorts, Inc.	6,650	199,966
Ventas, Inc.	3,900	251,511

		$734,123

TOTAL REAL ESTATE		$734,123
UTILITIES – 2.7%
ELECTRIC UTILITIES – 2.7%
American Electric Power Co., Inc.	3,205	253,580
Duke Energy Corp.	2,445	214,622
FirstEnergy Corp.	7,245	284,004
NextEra Energy, Inc.	1,680	300,686

		$1,052,892

TOTAL UTILITIES		$1,052,892

TOTAL COMMON STOCKS (COST $13,709,744)		$14,318,364

	Par Value
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	$47,084	48,261
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	35,512	38,339

TOTAL AIRLINES		$86,600

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $81,665)		$86,600
GOVERNMENT AGENCY – 0.1%
FEDERAL HOME LOAN BANK (FHLB) – 0.1%
3.25%, 11/16/28	35,000	35,996

TOTAL GOVERNMENT AGENCY (COST $34,652)		$35,996
MORTGAGE-BACKED SECURITIES – 5.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.0%
Pool C00478, 8.50%, 9/01/26	1,233	1,426
Pool A15865, 5.50%, 11/01/33	28,544	30,999
Pool A19412, 5.00%, 3/01/34	80,531	87,118
Pool G05774, 5.00%, 1/01/40	159,764	170,936
Pool C03517, 4.50%, 9/01/40	21,530	22,602

Description	Par Value	Value
Pool C03849, 3.50%, 4/01/42	$41,141	$41,700
Pool C04305, 3.00%, 11/01/42	144,681	143,808
Pool C09020, 3.50%, 11/01/42	124,818	126,661
Pool G07889, 3.50%, 8/01/43	29,222	29,654
Pool Q23891, 4.00%, 12/01/43	32,974	34,071
Pool G60038, 3.50%, 1/01/44	98,594	99,857

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$788,832
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.6%
Pool AB4089, 3.00%, 12/01/26	20,050	20,192
Pool 533246, 7.50%, 4/01/30	3,255	3,340
Pool AJ4050, 4.00%, 10/01/41	67,272	69,418
Pool AX5302, 4.00%, 1/01/42	21,764	22,460
Pool AT7899, 3.50%, 7/01/43	54,536	54,836
Pool AS0302, 3.00%, 8/01/43	60,526	59,903
Pool AL6325, 3.00%, 10/01/44	55,142	54,574
Pool BC0830, 3.00%, 4/01/46	70,821	69,587
Pool BC9468, 3.00%, 6/01/46	20,335	19,981
Pool BE1899, 3.00%, 11/01/46	105,065	103,233
Pool BD7166, 4.50%, 4/01/47	71,989	74,835
Pool BE3625, 3.50%, 5/01/47	140,970	141,729
Pool BE3702, 4.00%, 6/01/47	193,652	198,684
Pool BE3767, 3.50%, 7/01/47	14,586	14,664
Pool BH9215, 3.50%, 1/01/48	36,794	36,970
Pool BJ0650, 3.50%, 3/01/48	225,716	226,926
Pool BJ9169, 4.00%, 5/01/48	111,007	113,673
Pool BK4764, 4.00%, 8/01/48	98,431	100,797
Pool BN1628, 4.50%, 11/01/48	31,670	32,930

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,418,732
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 354677, 7.50%, 10/15/23	6,441	7,303
Pool 354765, 7.00%, 2/15/24	11,531	12,323
Pool 354827, 7.00%, 5/15/24	7,640	7,993

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$27,619

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,258,749)		$2,235,183
U.S. TREASURY – 8.2%
U.S. TREASURY BONDS – 1.7%
2.50%, 2/15/46	65,000	58,941
2.75%, 8/15/47	70,000	66,560
3.00%, 11/15/44	53,000	53,128
3.00%, 11/15/45	8,000	8,017
3.00%, 2/15/47	21,000	21,025
3.00%, 5/15/47	30,000	29,993
3.13%, 8/15/44	11,000	11,274

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      61

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
3.38%, 5/15/44	$139,000	$148,567
3.63%, 2/15/44	87,000	96,808
4.38%, 5/15/40	120,000	148,115
4.75%, 2/15/37	21,000	26,910

TOTAL U.S. TREASURY BONDS		$669,338
U.S. TREASURY NOTES – 6.5%
1.13%, 2/28/21	250,000	243,261
1.50%, 3/31/19#	100,000	99,834
1.50%, 11/30/19	40,000	39,658
1.50%, 8/15/26	90,000	83,532
1.63%, 11/15/22	96,000	93,193
1.63%, 5/15/26	195,000	183,209
1.75%, 5/15/23	405,000	393,650
2.00%, 10/31/21	165,000	163,073
2.00%, 4/30/24	170,000	166,222
2.00%, 2/15/25	115,000	111,817
2.00%, 8/15/25	35,000	33,917
2.13%, 8/31/20	115,000	114,344
2.13%, 6/30/22	175,000	173,271
2.13%, 11/30/23	215,000	211,900
2.13%, 5/15/25	140,000	136,892
2.25%, 11/15/24	80,000	79,011
2.25%, 11/15/25	5,000	4,915
2.38%, 8/15/24	140,000	139,318
3.50%, 5/15/20	100,000	101,225

TOTAL U.S. TREASURY NOTES		$2,572,242

TOTAL U.S. TREASURY (COST $3,262,553)		$3,241,580

	Number of Shares
MONEY MARKET FUND – 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	1,217,176	1,217,176

TOTAL MONEY MARKET FUND (COST $1,217,176)		$1,217,176

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $39,515,110)		$39,272,808

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 14.4%
REPURCHASE AGREEMENTS – 14.4%
Barclays Capital, Inc., 2.55%, dated 1/31/19, due 2/01/19, repurchase price $416,050, collateralized by U.S. Treasury Securities, 0.00% to 3.13%, maturing 5/15/24 to 2/15/46; total market value of $424,341.	$416,021	$416,021
BNP Paribas SA, 2.59%, dated 1/31/19, due 2/01/19, repurchase price $1,046,227, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.75%, maturing 2/01/19 to 11/15/45; total market value of $1,067,075.	1,046,152	1,046,152
Daiwa Capital Markets America, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $1,046,227, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/07/19 to 9/09/49; total market value of $1,067,075.	1,046,152	1,046,152
HSBC Securities USA, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $1,046,227, collateralized by U.S. Government Agency Security, 4.50%, maturing 1/20/49; total market value of $1,067,075.	1,046,152	1,046,152
Mizuho Securities USA LLC, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $1,046,227, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 3.50%, maturing 4/18/19 to 2/01/48; total market value of $1,067,075.	1,046,152	1,046,152
RBC Dominion Securities, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $1,046,227, collateralized by U.S. Government Agency Securities, 1.25% to 7.00%, maturing 5/30/19 to 12/15/48; total market value of $1,067,075.	1,046,152	1,046,152

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,646,781)		$5,646,781

TOTAL INVESTMENTS – 114.3% (COST $45,161,891)		$44,919,589
COLLATERAL FOR SECURITIES ON LOAN – (14.4%)		(5,646,781)
OTHER ASSETS LESS LIABILITIES – 0.1%		24,316

TOTAL NET ASSETS – 100.0%		$39,297,124

January 31, 2019 (unaudited)

62     PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$14,391,928	$—	$—	$14,391,928
Collateralized Mortgage Obligations	—	137,206	—	137,206
Commercial Paper	—	298,860	—	298,860
Corporate Bonds	—	3,309,915	—	3,309,915
Common Stocks	14,318,364	—	—	14,318,364
Enhanced Equipment Trust Certificates	—	86,600	—	86,600
Government Agency	—	35,996	—	35,996
Mortgage-Backed Securities	—	2,235,183	—	2,235,183
U.S. Treasury	—	3,241,580	—	3,241,580
Money Market Fund	1,217,176	—	—	1,217,176
Repurchase Agreements	—	5,646,781	—	5,646,781

Total	$29,927,468	$14,992,121	$—	$44,919,589

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2019, these liquid restricted securities amounted to $123,835 representing 0.32% of total net assets.

♦	The rate shown reflects the effective yield at purchase date.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.1%
FINANCIAL SERVICES – 0.1%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$309,429	$322,969

TOTAL ASSET-BACKED SECURITY (COST $309,429)		$322,969
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Series 2005-29, Class WC, 4.75%, 4/25/35	20,434	21,135
Series 2012-114, Class VM, 3.50%, 10/25/25	1,530,313	1,561,329

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,582,464
WHOLE LOAN – 0.0%**
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.24%, 2/25/34Δ	74,925	75,339
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	7,337	7,339
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.46%, 11/25/35Δ	129,999	127,513
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	39,545	39,612

TOTAL WHOLE LOAN		$249,803

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,979,319)		$1,832,267
COMMERCIAL PAPER – 4.1%t
Duke Energy Corp., 2.57%, 2/01/19Ω	9,875,000	9,874,295
Ecolab, Inc., 2.55%, 2/01/19Ω	12,000,000	11,999,150

TOTAL COMMERCIAL PAPER (COST $21,875,000)		$21,873,445
CORPORATE BONDS – 43.2%
AEROSPACE & DEFENSE – 1.2%
Lockheed Martin Corp., Sr. Unsecured, 4.70%, 5/15/46	975,000	1,064,422
Northrop Grumman Corp., Sr. Unsecured, 2.93%, 1/15/25	1,000,000	972,689
Northrop Grumman Corp., Sr. Unsecured, 4.03%, 10/15/47	1,765,000	1,693,555

Description	Par Value	Value
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	$1,600,000	$1,541,111
United Technologies Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.65%), 3.28%, 8/16/21Δ	1,175,000	1,175,653

TOTAL AEROSPACE & DEFENSE		$6,447,430
AUTOMOTIVE – 1.9%
Daimler Finance North America LLC, Company Guaranteed, 1.50%, 7/05/19Ω	2,000,000	1,989,423
Daimler Finance North America LLC, Company Guaranteed, 2.30%, 1/06/20Ω	2,000,000	1,982,488
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ω	250,000	251,561
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	509,301
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	434,364
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	972,252
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	1,430,000	1,427,721
General Motors Financial Co., Inc., Company Guaranteed, 2.35%, 10/04/19	1,000,000	993,949
General Motors Financial Co., Inc., Sr. Unsecured, 4.20%, 11/06/21	1,650,000	1,659,959

TOTAL AUTOMOTIVE		$10,221,018
BEVERAGES – 0.5%
Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 2/01/46Ω	1,125,000	1,069,847
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.53%, 11/15/21	1,000,000	979,816
Keurig Dr. Pepper, Inc., Company Guaranteed, 5.09%, 5/25/48#,Ω	700,000	699,853

TOTAL BEVERAGES		$2,749,516
BIOTECHNOLOGY – 0.9%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	2,000,000	1,983,489
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	1,500,000	1,497,345
Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	1,305,000	1,269,380

TOTAL BIOTECHNOLOGY		$4,750,214
BUILDING PRODUCTS – 0.0%**
Johnson Controls International PLC, (Current rate until maturity), Sr. Unsecured, 4.63%, 7/02/44ÿ	100,000	93,014

January 31, 2019 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
CAPITAL MARKETS – 1.8%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	$775,000	$732,410
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 3.93%, 4/23/20Δ	425,000	428,032
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.99%, 9/15/20Δ	1,425,000	1,439,264
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	915,000	902,457
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	800,000	776,880
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	2,080,000	2,017,186
Morgan Stanley, Sr. Unsecured, GMTN, (3 Month USD LIBOR + 0.55%), 3.17%, 2/10/21Δ	1,625,000	1,619,142
Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	326,764
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	508,035
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	847,118

TOTAL CAPITAL MARKETS		$9,597,288
CHEMICALS – 0.1%
DowDuPont, Inc., Sr. Unsecured, 3.77%, 11/15/20	735,000	745,253
COMMERCIAL BANKS – 4.2%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,634,539
BB&T Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 3.45%, 4/01/22Δ	2,000,000	2,004,568
Branch Banking & Trust Co., Subordinated, 3.80%, 10/30/26	1,000,000	1,005,864
Citibank NA, Sr. Unsecured, BKNT, 3.40%, 7/23/21	1,400,000	1,407,850
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,257,676
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	543,823
Fifth Third Bank, Sr. Unsecured, BKNT, 1.63%, 9/27/19	2,000,000	1,984,793
KeyBank NA, Sr. Unsecured, BKNT, 3.30%, 2/01/22	615,000	618,220
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	750,000	748,204
PNC Bank NA, Sr. Unsecured, BKNT, 2.40%, 10/18/19	1,500,000	1,495,376
PNC Bank NA, Subordinated, BKNT, 2.95%, 1/30/23	350,000	344,298

Description	Par Value	Value
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	$1,500,000	$1,518,376
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	2,000,000	1,997,692
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,469,640
U.S. Bancorp, Subordinated, MTN, 2.95%, 7/15/22	2,000,000	1,991,535
U.S. Bank NA, Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	1,991,641

TOTAL COMMERCIAL BANKS		$22,014,095
COMMERCIAL SERVICES & SUPPLIES – 0.5%
Total System Services, Inc., Sr. Unsecured, 3.75%, 6/01/23	2,570,000	2,542,441
COMPUTERS – 0.5%
Hewlett Packard Enterprise Co., Sr. Unsecured, 3.60%, 10/15/20	2,350,000	2,363,215
CONSUMER FINANCE – 0.9%
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	800,000	793,916
American Express Credit Corp., Sr. Unsecured, MTN, 2.20%, 3/03/20	1,000,000	993,994
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	750,000	748,586
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	1,365,000	1,345,800
Capital One NA, Sr. Unsecured, 2.35%, 1/31/20	1,000,000	993,175

TOTAL CONSUMER FINANCE		$4,875,471
DIVERSIFIED FINANCIAL SERVICES – 2.7%
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,045,599
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,008,983
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	439,262
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	254,718
Charles Schwab Corp. (The), Sr. Unsecured, 4.45%, 7/22/20	250,000	255,805
Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	2,060,000	2,014,805
Citigroup, Inc., Subordinated, 4.13%, 7/25/28	1,650,000	1,624,425
Comerica, Inc., Sr. Unsecured, 3.70%, 7/31/23	1,000,000	1,006,690
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,238,347
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	103,385
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	686,702

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      65

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 3.62%, 5/15/47Δ	$1,000,000	$785,711
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	1,950,737
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	2,075,000	2,018,266

TOTAL DIVERSIFIED FINANCIAL SERVICES		$14,433,435
ELECTRIC – 2.5%
Baltimore Gas & Electric Co., Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,379,520
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	952,482
Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	732,527
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	307,106
Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,001,660
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,326,790
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 7/15/27	800,000	786,639
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,307,863
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 4.50%, 6/01/21	3,000,000	3,074,083
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	508,173
WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	1,000,000	1,006,091

TOTAL ELECTRIC		$13,382,934
ELECTRICAL EQUIPMENT MANUFACTURING – 0.1%
General Electric Co., Subordinated, 5.30%, 2/11/21	250,000	256,171
ENVIRONMENTAL CONTROL – 0.5%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,266,937
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,528,284

TOTAL ENVIRONMENTAL CONTROL		$2,795,221
FOOD – 0.1%
Kraft Heinz Foods Co., Company Guaranteed, 5.20%, 7/15/45	500,000	475,482
FOOD & STAPLES RETAILING – 0.8%
Conagra Brands, Inc., Sr. Unsecured, 5.40%, 11/01/48	665,000	630,506
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,731,998
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	2,060,000	2,012,055

TOTAL FOOD & STAPLES RETAILING		$4,374,559

Description	Par Value	Value
FOREST PRODUCTS & PAPER – 0.4%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	$765,000	$795,297
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	1,500,000	1,360,609

TOTAL FOREST PRODUCTS & PAPER		$2,155,906
HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Becton Dickinson & Co., Sr. Unsecured, 3.70%, 6/06/27	3,000,000	2,931,183
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	1,000,000	1,020,468
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.50%, 3/01/21	2,000,000	2,044,290
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22#	1,100,000	1,098,291
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 2.70%, 4/01/20	2,650,000	2,634,850
Zimmer Biomet Holdings, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 3.55%, 3/19/21Δ	1,000,000	996,659

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$10,725,741
HEALTH CARE PROVIDERS & SERVICES – 2.4%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,625,927
Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	2,080,000	1,987,161
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	558,094
Cigna Corp., Company Guaranteed, 3.20%, 9/17/20Ω	2,000,000	2,001,688
Cigna Corp., Company Guaranteed, 3.75%, 7/15/23Ω	500,000	507,320
CVS Health Corp., Sr. Unsecured, 5.05%, 3/25/48	1,510,000	1,555,533
Elanco Animal Health, Inc., Sr. Unsecured, 4.27%, 8/28/23Ω	1,000,000	1,010,331
Elanco Animal Health, Inc., Sr. Unsecured, 4.90%, 8/28/28Ω	2,000,000	2,074,808
UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	1,350,000	1,304,947
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	284,548

TOTAL HEALTH CARE PROVIDERS & SERVICES		$12,910,357
HOME FURNISHINGS – 0.3%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,538,698
HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	870,000	800,702
INSURANCE – 2.8%
American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21#	3,000,000	3,024,531

January 31, 2019 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
American International Group, Inc., Sr. Unsecured, 4.20%, 4/01/28	$1,000,000	$1,000,285
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,479,077
CNA Financial Corp., Sr. Unsecured, 5.88%, 8/15/20	2,000,000	2,077,150
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,051,817
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	950,543
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22#	1,000,000	1,022,037
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,347,415
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22#	250,000	249,096
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,029,710
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,696,056

TOTAL INSURANCE		$14,927,717
MEDIA – 1.7%
21st Century Fox America, Inc., Company Guaranteed, 4.75%, 11/15/46	1,000,000	1,095,553
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,007,148
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	1,500,000	1,503,918
Comcast Corp., Company Guaranteed, 4.95%, 10/15/58	3,000,000	3,175,754
Discovery Communications LLC, Company Guaranteed, 3.95%, 3/20/28	1,000,000	952,955
Warner Media LLC, Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,137,735

TOTAL MEDIA		$8,873,063
METALS & MINING – 0.2%
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,043,547
MISCELLANEOUS MANUFACTURING – 0.5%
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,124,560
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	480,000	482,809
Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	736,576

TOTAL MISCELLANEOUS MANUFACTURING		$2,343,945
OIL & GAS – 2.2%
Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	925,000	924,013
Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	1,500,000	1,506,697
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	740,070

Description	Par Value	Value
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	$1,450,000	$1,509,762
Schlumberger Holdings Corp., Sr. Unsecured, 3.63%, 12/21/22Ω	1,500,000	1,507,978
Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20	2,870,000	2,832,879
Sempra Energy, Sr. Unsecured, 2.90%, 2/01/23	760,000	736,487
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,269,376
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	573,195

TOTAL OIL & GAS		$11,600,457
PHARMACEUTICALS – 1.7%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	1,485,000	1,474,536
AbbVie, Inc., Sr. Unsecured, 4.25%, 11/14/28	1,235,000	1,230,711
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	414,994
AbbVie, Inc., Sr. Unsecured, 4.88%, 11/14/48	2,000,000	1,920,528
Express Scripts Holding Co., Company Guaranteed, 4.80%, 7/15/46	2,000,000	2,025,741
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	940,000	953,475
Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	1,005,000	924,756

TOTAL PHARMACEUTICALS		$8,944,741
PIPELINES – 2.3%
Energy Transfer Operating LP, Company Guaranteed, 3.60%, 2/01/23	870,000	867,116
Energy Transfer Operating LP, Company Guaranteed, 5.30%, 4/15/47	2,250,000	2,091,599
Enterprise Products Operating LLC, Company Guaranteed, 2.80%, 2/15/21	1,075,000	1,071,741
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	498,243
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,965,000	1,964,988
Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 9/01/44	1,000,000	1,021,313
Kinder Morgan, Inc., Company Guaranteed, 5.20%, 3/01/48	2,040,000	2,071,943
MPLX LP, Sr. Unsecured, 4.70%, 4/15/48	1,000,000	909,109
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,081,534
Spectra Energy Partners LP, Sr. Unsecured, 3.50%, 3/15/25	670,000	654,047

TOTAL PIPELINES		$12,231,633

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      67

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
REAL ESTATE INVESTMENT TRUSTS – 3.6%
American Tower Corp., Sr. Unsecured, 3.40%, 2/15/19	$2,000,000	$2,000,034
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	415,000	436,409
American Tower Corp., Sr. Unsecured, 3.13%, 1/15/27	1,000,000	928,239
AvalonBay Communities, Inc., Sr. Unsecured, GMTN, 3.63%, 10/01/20	1,145,000	1,153,047
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	1,420,000	1,383,191
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	2,115,000	2,116,471
Digital Realty Trust LP, Company Guaranteed, 3.63%, 10/01/22	1,100,000	1,094,405
HCP, Inc., Sr. Unsecured, 2.63%, 2/01/20	1,000,000	995,446
HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	2,000,000	2,000,326
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	450,000	453,642
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	685,636
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	894,278
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	800,000	755,330
Ventas Realty LP, Company Guaranteed, 2.70%, 4/01/20	3,000,000	2,979,142
Welltower, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	260,195
Welltower, Inc., Sr. Unsecured, 4.95%, 9/01/48	1,000,000	1,008,255

TOTAL REAL ESTATE INVESTMENT TRUSTS		$19,144,046
RETAIL – 0.2%
Nordstrom, Inc., Sr. Unsecured, 5.00%, 1/15/44#	1,000,000	880,120
SOFTWARE – 0.6%
Oracle Corp., Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,805,359
Oracle Corp., Sr. Unsecured, 4.00%, 7/15/46	1,300,000	1,257,687

TOTAL SOFTWARE		$3,063,046
TELECOMMUNICATIONS – 0.8%
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	845,000	797,726
Cisco Systems, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.34%), 3.13%, 9/20/19Δ	1,600,000	1,601,890
Verizon Communications, Inc., Sr. Unsecured, 4.86%, 8/21/46	2,000,000	2,057,273

TOTAL TELECOMMUNICATIONS		$4,456,889

Description	Par Value	Value
TRANSPORTATION – 1.1%
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	$685,000	$607,158
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	252,687
Ryder System, Inc., Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,441,828
Ryder System, Inc., Sr. Unsecured, MTN, 3.50%, 6/01/21#	500,000	499,157
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	980,000	947,832
Union Pacific Corp., Sr. Unsecured, 4.38%, 11/15/65	1,000,000	921,039

TOTAL TRANSPORTATION		$5,669,701
TRUCKING & LEASING – 1.0%
GATX Corp., Sr. Unsecured, 2.60%, 3/30/20	2,000,000	1,986,793
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	1,065,000	985,408
GATX Corp., Sr. Unsecured, 3.85%, 3/30/27	1,500,000	1,420,616
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	640,000	652,868

TOTAL TRUCKING & LEASING		$5,045,685

TOTAL CORPORATE BONDS (COST $230,730,892)		$228,472,751
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.1%
AIRLINES – 0.1%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	198,164	202,133
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	147,137	150,816
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	221,948	239,617
Delta Air Lines, 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	114,983	118,648

TOTAL AIRLINES		$711,214

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $682,232)		$711,214
GOVERNMENT AGENCIES – 1.3%
FEDERAL HOME LOAN BANK (FHLB) – 0.4%
3.25%, 11/16/28	1,960,000	2,015,775
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.6%
1.25%, 10/02/19	1,300,000	1,288,492

January 31, 2019 (unaudited)

68     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
1.75%, 5/30/19	$2,000,000	$1,995,526
2.38%, 1/13/22	125,000	124,561

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,408,579
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
6.25%, 5/15/29	750,000	962,181
7.25%, 5/15/30	400,000	559,127

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,521,308

TOTAL GOVERNMENT AGENCIES (COST $6,700,203)		$6,945,662
MORTGAGE-BACKED SECURITIES – 23.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 7.7%
Pool B17616, 5.50%, 1/01/20	12,272	12,466
Pool G12709, 5.00%, 7/01/22	23,437	24,242
Pool C00478, 8.50%, 9/01/26	11,096	12,836
Pool E09010, 2.50%, 9/01/27	771,547	764,239
Pool G18497, 3.00%, 1/01/29	97,044	97,975
Pool C01272, 6.00%, 12/01/31	20,291	22,176
Pool A13990, 4.50%, 10/01/33	19,400	20,279
Pool G01625, 5.00%, 11/01/33	27,730	29,935
Pool G08097, 6.50%, 11/01/35	13,801	15,261
Pool G02296, 5.00%, 6/01/36	147,490	155,689
Pool G02390, 6.00%, 9/01/36	4,641	5,091
Pool G05317, 5.00%, 4/01/37	574,921	606,877
Pool G03703, 5.50%, 12/01/37	15,350	16,538
Pool G04776, 5.50%, 7/01/38	49,511	52,494
Pool G05500, 5.00%, 5/01/39	529,588	568,255
Pool A93415, 4.00%, 8/01/40	1,395,070	1,441,891
Pool A93505, 4.50%, 8/01/40	1,026,493	1,077,501
Pool A93996, 4.50%, 9/01/40	792,439	831,800
Pool G06222, 4.00%, 1/01/41	1,456,391	1,504,984
Pool A97047, 4.50%, 2/01/41	807,557	847,714
Pool G06956, 4.50%, 8/01/41	797,566	837,135
Pool C03750, 3.50%, 2/01/42	336,785	341,769
Pool C03849, 3.50%, 4/01/42	164,565	166,800
Pool Q08305, 3.50%, 5/01/42	924,405	938,943
Pool C04305, 3.00%, 11/01/42	2,549,094	2,533,702
Pool C09020, 3.50%, 11/01/42	2,360,760	2,395,621
Pool G07266, 4.00%, 12/01/42	2,070,552	2,135,282
Pool C04444, 3.00%, 1/01/43	93,137	92,192
Pool C09029, 3.00%, 3/01/43	423,606	419,311
Pool G08534, 3.00%, 6/01/43	527,909	522,556
Pool Q19476, 3.50%, 6/01/43	956,376	969,539
Pool C09044, 3.50%, 7/01/43	1,096,896	1,111,982
Pool G07889, 3.50%, 8/01/43	1,007,807	1,022,723

Description	Par Value	Value
Pool G07624, 4.00%, 12/01/43	$950,290	$982,897
Pool G60038, 3.50%, 1/01/44	5,013,778	5,078,012
Pool G07680, 4.00%, 4/01/44	1,512,616	1,564,425
Pool G07943, 4.50%, 8/01/44	109,044	114,080
Pool G08607, 4.50%, 9/01/44	686,295	715,335
Pool Q33547, 3.50%, 5/01/45	971,502	981,032
Pool Q36970, 4.00%, 10/01/45	475,303	488,433
Pool G60384, 4.50%, 12/01/45	75,070	78,243
Pool Q39438, 4.00%, 3/01/46	3,432,826	3,516,397
Pool Q39644, 3.50%, 3/01/46	4,564,560	4,604,803
Pool G08705, 3.00%, 5/01/46	312,590	307,482
Pool G08708, 4.50%, 5/01/46	554,298	577,621

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$40,604,558
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 15.3%
Pool 975207, 5.00%, 3/01/23	28,043	28,847
Pool AE2520, 3.00%, 1/01/26	354,349	358,101
Pool 329794, 7.00%, 2/01/26	16,340	17,365
Pool 256639, 5.00%, 2/01/27	10,127	10,672
Pool 256752, 6.00%, 6/01/27	18,049	19,426
Pool 402255, 6.50%, 12/01/27	1,169	1,168
Pool AB8997, 2.50%, 4/01/28	165,753	165,424
Pool AS4480, 2.50%, 2/01/30	1,062,695	1,053,225
Pool AS7462, 2.50%, 6/01/31	418,036	411,418
Pool 254007, 6.50%, 10/01/31	11,434	12,226
Pool 638023, 6.50%, 4/01/32	50,350	52,390
Pool 642345, 6.50%, 5/01/32	40,550	43,269
Pool 651292, 6.50%, 7/01/32	63,294	64,047
Pool 686398, 6.00%, 3/01/33	143,473	154,895
Pool 745412, 5.50%, 12/01/35	19,360	20,870
Pool 888789, 5.00%, 7/01/36	211,747	222,767
Pool 256515, 6.50%, 12/01/36	12,678	13,761
Pool AE0217, 4.50%, 8/01/40	128,284	134,623
Pool AB1796, 3.50%, 11/01/40	840,141	847,780
Pool AH5583, 4.50%, 2/01/41	374,868	393,284
Pool 890551, 4.50%, 8/01/41	77,251	81,048
Pool AL0658, 4.50%, 8/01/41	448,915	470,983
Pool AL1319, 4.50%, 10/01/41	811,880	846,308
Pool AL6302, 4.50%, 10/01/41	782,369	820,818
Pool AX5302, 4.00%, 1/01/42	1,316,646	1,358,777
Pool AK4523, 4.00%, 3/01/42	1,536,437	1,575,915
Pool AL2034, 4.50%, 4/01/42	186,186	195,346
Pool AB7936, 3.00%, 2/01/43	1,594,007	1,566,246
Pool AL3761, 4.50%, 2/01/43	279,778	292,496
Pool MA1458, 3.00%, 6/01/43	479,581	474,641
Pool AT7899, 3.50%, 7/01/43	2,823,629	2,839,188

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      69

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool AS0302, 3.00%, 8/01/43	$4,354,173	$4,309,340
Pool AU4279, 3.00%, 9/01/43	838,986	830,344
Pool AL5537, 4.50%, 4/01/44	360,715	378,438
Pool AS3155, 4.00%, 8/01/44	97,314	99,764
Pool AX0833, 3.50%, 9/01/44	917,608	923,368
Pool AL6325, 3.00%, 10/01/44	2,794,692	2,765,900
Pool AS5136, 4.00%, 6/01/45	400,184	412,911
Pool AZ7362, 4.00%, 11/01/45	1,101,092	1,129,160
Pool AZ9565, 3.50%, 12/01/45	1,875,738	1,888,410
Pool BC0326, 3.50%, 12/01/45	1,450,247	1,460,048
Pool BC0245, 3.00%, 2/01/46	782,511	768,876
Pool BC0830, 3.00%, 4/01/46	1,180,355	1,159,784
Pool AS7568, 4.50%, 7/01/46	215,718	224,575
Pool MA2771, 3.00%, 10/01/46	479,118	470,765
Pool AS8276, 3.00%, 11/01/46	1,636,118	1,607,591
Pool BC9003, 3.00%, 11/01/46	1,457,021	1,431,619
Pool BE1899, 3.00%, 11/01/46	5,409,612	5,315,244
Pool BE3767, 3.50%, 7/01/47	2,064,789	2,075,903
Pool BH2618, 3.50%, 8/01/47	586,364	589,519
Pool MA3088, 4.00%, 8/01/47	2,141,923	2,197,512
Pool BH4010, 4.50%, 9/01/47	1,841,836	1,914,728
Pool BH9215, 3.50%, 1/01/48	2,637,820	2,650,487
Pool BJ0639, 4.00%, 3/01/48	800,356	819,500
Pool BJ0650, 3.50%, 3/01/48	11,178,202	11,238,094
Pool BJ9169, 4.00%, 5/01/48	4,593,382	4,703,724
Pool BK4764, 4.00%, 8/01/48	5,130,102	5,253,452
Pool BN1628, 4.50%, 11/01/48	2,498,991	2,598,392
Pool TBA, 5.00%, 3/15/49	6,700,000	7,038,141

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$80,802,913
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	10,245	11,615
Pool 354713, 7.50%, 12/15/23	6,920	7,276
Pool 354765, 7.00%, 2/15/24	20,205	21,594
Pool 354827, 7.00%, 5/15/24	12,734	13,321
Pool 360869, 7.50%, 5/15/24	16,169	16,567
Pool 385623, 7.00%, 5/15/24	19,965	21,244
Pool 2077, 7.00%, 9/20/25	5,881	6,215
Pool 503405, 6.50%, 4/15/29	17,442	17,984

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$115,816

TOTAL MORTGAGE-BACKED SECURITIES (COST $123,395,990)		$121,523,287
U.S. TREASURY – 28.1%
U.S. TREASURY BONDS – 6.2%
2.50%, 2/15/45	2,135,000	1,942,969

Description	Par Value	Value
2.50%, 2/15/46	$280,000	$253,898
2.75%, 11/15/47	4,470,000	4,247,536
2.88%, 8/15/45	300,000	293,458
3.00%, 5/15/42	500,000	502,917
3.00%, 11/15/44	2,000,000	2,004,823
3.00%, 5/15/45	2,000,000	2,004,829
3.00%, 11/15/45	765,000	766,610
3.00%, 2/15/47	1,098,000	1,099,289
3.00%, 5/15/47	1,695,000	1,694,607
3.00%, 2/15/48	4,000,000	3,994,088
3.13%, 8/15/44	6,637,000	6,802,349
3.63%, 8/15/43	881,000	979,215
3.63%, 2/15/44	2,106,000	2,343,420
3.75%, 11/15/43	365,000	413,848
5.25%, 2/15/29	500,000	613,952
5.38%, 2/15/31	600,000	765,271
6.25%, 5/15/30	500,000	673,426
6.38%, 8/15/27	450,000	579,475
8.88%, 2/15/19#	1,130,000	1,132,738

TOTAL U.S. TREASURY BONDS		$33,108,718
U.S. TREASURY NOTES – 21.9%
1.38%, 2/28/19#	2,500,000	2,497,858
1.38%, 3/31/20	3,300,000	3,255,842
1.50%, 5/31/19#	535,000	533,337
1.50%, 11/30/19	1,145,000	1,135,206
1.63%, 3/31/19#	820,000	818,891
1.63%, 11/30/20	1,710,000	1,683,966
1.63%, 8/15/22	6,000,000	5,835,746
1.63%, 11/15/22	1,928,000	1,871,620
1.63%, 5/31/23	12,400,000	11,986,616
1.63%, 2/15/26	3,000,000	2,825,152
1.63%, 5/15/26	4,695,000	4,411,115
1.75%, 9/30/19	5,700,000	5,670,794
1.75%, 3/31/22	5,000,000	4,897,435
1.75%, 5/15/22	380,000	371,791
1.75%, 5/15/23	2,000,000	1,943,949
1.88%, 6/30/20	5,845,000	5,794,257
2.00%, 11/15/21	1,000,000	988,225
2.00%, 4/30/24	10,195,000	9,968,437
2.00%, 2/15/25	4,655,000	4,526,171
2.00%, 8/15/25	295,000	285,871
2.00%, 11/15/26	4,180,000	4,014,823
2.13%, 8/15/21	3,750,000	3,719,874
2.13%, 6/30/22	6,615,000	6,549,653
2.13%, 5/15/25	2,500,000	2,444,497
2.25%, 7/31/21	6,600,000	6,567,594

January 31, 2019 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
2.25%, 11/15/25	$230,000	$226,082
2.38%, 8/15/24	5,600,000	5,572,719
2.50%, 3/31/23	7,000,000	7,018,189
2.50%, 8/15/23	200,000	200,459
2.63%, 11/15/20	500,000	501,137
2.75%, 2/15/28	6,000,000	6,066,833
3.13%, 5/15/19	750,000	751,300
3.63%, 2/15/20	750,000	757,890

TOTAL U.S. TREASURY NOTES		$115,693,329

TOTAL U.S. TREASURY (COST $149,776,585)		$148,802,047

	Number of Shares
MONEY MARKET FUND – 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	4,136,502	4,136,502

TOTAL MONEY MARKET FUND (COST $4,136,502)		$4,136,502

TOTAL INVESTMENTS IN SECURITIES – 101.0% (COST $539,586,152)		$534,620,144

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.4%
REPURCHASE AGREEMENTS – 1.4%
Bank of Montreal, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $1,431,545, collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 11/01/27 to 1/20/49; total market value of $1,460,072.	$1,431,443	$1,431,443
Barclays Capital, Inc., 2.55%, dated 1/31/19, due 2/01/19, repurchase price $352,519, collateralized by U.S. Treasury Securities, 0.00% to 3.13%, maturing 5/15/24 to 2/15/46; total market value of $359,544.	352,494	352,494
BNP Paribas SA, 2.59%, dated 1/31/19, due 2/01/19, repurchase price $1,431,546, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.75%, maturing 2/01/19 to 11/15/45; total market value of $1,460,072.	1,431,443	1,431,443
HSBC Securities USA, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $1,431,545, collateralized by U.S. Government Agency Security, 4.50%, maturing 1/20/49; total market value of $1,460,072.	1,431,443	1,431,443
Mizuho Securities USA LLC, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $1,431,545, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 3.50%, maturing 4/18/19 to 2/01/48; total market value of $1,460,072.	1,431,443	1,431,443
RBC Dominion Securities, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $1,431,545, collateralized by U.S. Government Agency Securities, 1.25% to 7.00%, maturing 5/30/19 to 12/15/48; total market value of $1,460,072.	1,431,443	1,431,443

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $7,509,709)		$7,509,709

TOTAL INVESTMENTS – 102.4% (COST $547,095,861)		$542,129,853
COLLATERAL FOR SECURITIES ON LOAN – (1.4%)		(7,509,709)
OTHER LIABILITIES LESS ASSETS – (1.0%)		(5,249,142)

TOTAL NET ASSETS – 100.0%		$529,371,002

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      71

Wilmington Broad Market Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$322,969	$—	$322,969
Collateralized Mortgage Obligations	—	1,832,267	—	1,832,267
Commercial Paper	—	21,873,445	—	21,873,445
Corporate Bonds	—	228,472,751	—	228,472,751
Enhanced Equipment Trust Certificates	—	711,214	—	711,214
Government Agencies	—	6,945,662	—	6,945,662
Mortgage-Backed Securities	—	121,523,287	—	121,523,287
U.S. Treasury	—	148,802,047	—	148,802,047
Money Market Fund	4,136,502	—	—	4,136,502
Repurchase Agreements	—	7,509,709	—	7,509,709

Total	$4,136,502	$537,993,351	$—	$542,129,853

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

◆	The rate shown reflects the effective yield at purchase date.
Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2019, these liquid restricted securities amounted to $38,837,921 representing 7.34% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.
**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT	Bank Note	LP	Limited Partnership
FHLMC	Federal Home Loan Mortgage Corporation	MTN	Medium Term Note
FNMA	Federal National Mortgage Association	NA	National Association
GMTN	Global Medium Term Note	PLC	Public Limited Company
GNMA	Government National Mortgage Association	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate	TBA	To Be Announced Security
LLC	Limited Liability Corporation	USD	United States Dollar

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 612514, (12 Month USD LIBOR + 1.72%), 4.34%, 5/01/33Δ	$14,479	$15,138

TOTAL ADJUSTABLE RATE MORTGAGE (COST $14,459)		$15,138
COMMERCIAL PAPER – 0.9%◆
Apache Corp., 2.75%, 2/01/19Ω	750,000	749,943

TOTAL COMMERCIAL PAPER (COST $750,000)		$749,943
CORPORATE BONDS – 58.5%
AEROSPACE & DEFENSE – 0.7%
L3 Technologies, Inc., Company Guaranteed, 3.85%, 6/15/23	90,000	90,929
Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23#	500,000	502,556

TOTAL AEROSPACE & DEFENSE		$593,485
AUTOMOTIVE – 2.9%
Ford Motor Credit Co. LLC, Series 1, Sr. Unsecured, (3 Month USD LIBOR + 0.83%), 3.61%, 3/12/19Δ	1,000,000	1,000,081
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	700,000	698,885
General Motors Financial Co., Inc., Sr. Unsecured, 4.20%, 11/06/21	375,000	377,263
Toyota Motor Credit Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.37%), 3.15%, 3/12/20Δ	250,000	250,619

TOTAL AUTOMOTIVE		$2,326,848
BEVERAGES – 0.7%
Keurig Dr. Pepper, Inc., Company Guaranteed, 3.55%, 5/25/21Ω	300,000	300,894
PepsiCo, Inc., Sr. Unsecured, 2.38%, 10/06/26	250,000	236,618

TOTAL BEVERAGES		$537,512
BIOTECHNOLOGY – 2.1%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	500,000	495,872
Amgen, Inc., Sr. Unsecured, 2.20%, 5/11/20	270,000	267,773
Amgen, Inc., Sr. Unsecured, 2.25%, 8/19/23	225,000	215,739

Description	Par Value	Value
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	$430,000	$429,239
Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	260,000	252,903

TOTAL BIOTECHNOLOGY		$1,661,526
BUILDING PRODUCTS – 0.5%
Johnson Controls International PLC, (Current rate until maturity), Sr. Unsecured, 3.63%, 7/02/24ÿ	400,000	394,056
CAPITAL MARKETS – 4.2%
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.60%, 8/17/20	475,000	474,841
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.63%), 2.66%, 5/16/23Δ	400,000	395,977
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.80%, 5/04/26	300,000	288,760
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 3.93%, 4/23/20Δ	500,000	503,567
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	210,000	203,931
Morgan Stanley, Sr. Unsecured, 3.63%, 1/20/27	500,000	489,789
Morgan Stanley, Sr. Unsecured, GMTN, (3 Month USD LIBOR + 0.55%), 3.17%, 2/10/21Δ	240,000	239,135
State Street Corp., Subordinated, 3.10%, 5/15/23	250,000	249,297
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	450,000	450,063

TOTAL CAPITAL MARKETS		$3,295,360
COMMERCIAL BANKS – 5.1%
BB&T Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 3.45%, 4/01/22Δ	345,000	345,788
Branch Banking & Trust Co., Subordinated, BKNT, 3.63%, 9/16/25	500,000	499,375
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	500,000	513,041
Fifth Third Bank, Sr. Unsecured, BKNT, 1.63%, 9/27/19	500,000	496,198
Huntington National Bank (The), Sr. Unsecured, 2.40%, 4/01/20	350,000	347,593
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	250,000	249,401
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	420,000	425,145

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      73

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
SunTrust Bank, Sr. Unsecured, BKNT, (3 Month USD LIBOR + 0.50%), 3.53%, 10/26/21Δ	$275,000	$274,105
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	250,000	249,712
SunTrust Banks, Inc., Sr. Unsecured, 2.70%, 1/27/22	250,000	245,600
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 2.13%, 4/07/21	370,000	364,268

TOTAL COMMERCIAL BANKS		$4,010,226
COMMERCIAL SERVICES & SUPPLIES – 0.7%
Total System Services, Inc., Sr. Unsecured, 3.80%, 4/01/21	525,000	526,801
COMPUTERS – 0.6%
Hewlett Packard Enterprise Co., Sr. Unsecured, 4.40%, 10/15/22	500,000	515,035
CONSUMER FINANCE – 1.6%
American Express Co., Sr. Unsecured, (3 Month USD LIBOR + 0.53%), 3.17%, 5/17/21Δ	165,000	164,956
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	260,000	258,023
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	100,000	99,812
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	170,000	167,609
Capital One Financial Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 3.72%, 3/09/22Δ	250,000	248,317
Capital One NA, Sr. Unsecured, (3 Month USD LIBOR + 0.77%), 3.54%, 9/13/19Δ	300,000	300,607

TOTAL CONSUMER FINANCE		$1,239,324
DIVERSIFIED FINANCIAL SERVICES – 6.3%
Bank of America Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.63%), 2.33%, 10/01/21Δ	350,000	345,208
Bank of America Corp., Sr. Unsecured, MTN, 2.50%, 10/21/22	415,000	405,719
Bank of America Corp., Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	258,968
Bank of Montreal, Sr. Unsecured, MTN, 1.50%, 7/18/19	250,000	248,630
Bank of Montreal, Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.34%), 3.14%, 7/13/20Δ	125,000	125,254
Bank of Montreal, Sr. Unsecured, MTN, 1.90%, 8/27/21	430,000	419,632
Berkshire Hathaway, Inc., Sr. Unsecured, 2.75%, 3/15/23	175,000	173,976
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	300,000	305,661
Canadian Imperial Bank of Commerce, Sr. Unsecured, BKNT, 2.10%, 10/05/20#	255,000	251,481

Description	Par Value	Value
Charles Schwab Corp. (The), Sr. Unsecured, (3 Month USD LIBOR + 0.32%), 2.97%, 5/21/21Δ	$155,000	$155,210
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 3/02/27	665,000	647,755
Citigroup, Inc., Sr. Unsecured, 2.45%, 1/10/20	450,000	448,074
Comerica, Inc., Sr. Unsecured, 3.70%, 7/31/23	200,000	201,338
JPMorgan Chase & Co., Sr. Unsecured, 2.55%, 10/29/20	250,000	248,285
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.70%, 3/15/29	260,000	262,702
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	250,000	254,018
Westpac Banking Corp., Sr. Unsecured, 3.40%, 1/25/28#	240,000	235,875

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,987,786
ELECTRIC – 4.7%
Entergy Corp., Sr. Unsecured, 2.95%, 9/01/26	505,000	470,129
Exelon Generation Co. LLC, Sr. Unsecured, 2.95%, 1/15/20	700,000	698,471
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 7/15/27	200,000	196,660
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	750,000	769,288
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 2.30%, 4/01/19	250,000	249,678
Progress Energy, Inc., Sr. Unsecured, 3.15%, 4/01/22#	250,000	247,441
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	500,000	489,257
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	300,000	297,827
WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	290,000	291,766

TOTAL ELECTRIC		$3,710,517
ENVIRONMENTAL CONTROL – 0.2%
Waste Management, Inc., Company Guaranteed, 2.40%, 5/15/23	160,000	154,717
FOOD & STAPLES RETAILING – 1.2%
Conagra Brands, Inc., Sr. Unsecured, 3.80%, 10/22/21	200,000	201,149
Conagra Brands, Inc., Sr. Unsecured, 4.85%, 11/01/28#	500,000	506,589
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	250,000	247,428

TOTAL FOOD & STAPLES RETAILING		$955,166
HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%
Medtronic Global Holdings SCA, Company Guaranteed, 1.70%, 3/28/19	400,000	399,321

January 31, 2019 (unaudited)

74     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	$500,000	$510,234
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 2.70%, 4/01/20	360,000	357,942

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,267,497
HEALTH CARE PROVIDERS & SERVICES – 4.5%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	235,000	231,571
Cardinal Health, Inc., Sr. Unsecured, 3.20%, 3/15/23	350,000	343,087
Cardinal Health, Inc., Sr. Unsecured, 3.41%, 6/15/27	200,000	185,916
CVS Health Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.63%), 3.40%, 3/09/20Δ	500,000	500,794
CVS Health Corp., Sr. Unsecured, 3.70%, 3/09/23	500,000	505,078
Elanco Animal Health, Inc., Sr. Unsecured, 3.91%, 8/27/21Ω	500,000	502,382
Elanco Animal Health, Inc., Sr. Unsecured, 4.27%, 8/28/23Ω	1,000,000	1,010,331
UnitedHealth Group, Inc., Sr. Unsecured, 2.38%, 10/15/22	300,000	293,875

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,573,034
HOME FURNISHINGS – 0.3%
Whirlpool Corp., Sr. Unsecured, 2.40%, 3/01/19	220,000	219,902
INSURANCE – 1.4%
American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21	250,000	252,044
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	237,743
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	255,013
Hartford Financial Services Group, Inc. (The), Sr. Unsecured, 5.13%, 4/15/22	360,000	379,243

TOTAL INSURANCE		$1,124,043
MEDIA – 2.1%
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	350,000	348,183
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	500,000	501,306
Comcast Corp., Company Guaranteed, 3.95%, 10/15/25	350,000	361,380
Discovery Communications LLC, Company Guaranteed, 2.95%, 3/20/23	220,000	213,391
Warner Media LLC, Company Guaranteed, 2.95%, 7/15/26	270,000	250,472

TOTAL MEDIA		$1,674,732
MISCELLANEOUS MANUFACTURING – 1.9%

Description	Par Value	Value
Ingersoll-Rand Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	330,000	340,173
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	$250,000	$247,700
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	425,000	427,488
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	509,080

TOTAL MISCELLANEOUS MANUFACTURING		$1,524,441
OIL & GAS – 1.6%
Apache Corp., Sr. Unsecured, 4.38%, 10/15/28	275,000	268,918
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	125,000	124,173
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	400,000	416,486
Total Capital International SA, Company Guaranteed, (3 Month USD LIBOR + 0.35%), 3.15%, 6/19/19Δ	450,000	450,396

TOTAL OIL & GAS		$1,259,973
PHARMACEUTICALS – 2.1%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	300,000	297,886
AbbVie, Inc., Sr. Unsecured, 3.75%, 11/14/23	150,000	151,546
AbbVie, Inc., Sr. Unsecured, 3.60%, 5/14/25	350,000	345,502
Allergan Funding SCS, Company Guaranteed, (3 Month USD LIBOR + 1.26%), 4.03%, 3/12/20Δ	500,000	503,923
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	250,000	253,584
Zoetis, Inc., Sr. Unsecured, 3.00%, 9/12/27	125,000	116,962

TOTAL PHARMACEUTICALS		$1,669,403
PIPELINES – 2.2%
Enterprise Products Operating LLC, Company Guaranteed, 2.55%, 10/15/19	325,000	324,276
Enterprise Products Operating LLC, Company Guaranteed, 2.80%, 2/15/21	225,000	224,318
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	650,000	649,996
MPLX LP, Sr. Unsecured, 3.38%, 3/15/23	50,000	49,607
Valero Energy Partners LP, Sr. Unsecured, 4.38%, 12/15/26	500,000	504,251

TOTAL PIPELINES		$1,752,448
REAL ESTATE INVESTMENT TRUSTS – 5.6%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	250,000	249,655
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	505,000	531,052
Boston Properties LP, Sr. Unsecured, 2.75%, 10/01/26	400,000	368,383

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      75

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	$575,000	$575,400
HCP, Inc., Sr. Unsecured, 2.63%, 2/01/20	250,000	248,862
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	540,000	544,371
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	550,000	537,544
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	300,000	283,249
Ventas Realty LP, Company Guaranteed, 2.70%, 4/01/20	550,000	546,176
Ventas Realty LP, Company Guaranteed, 4.25%, 3/01/22	250,000	253,999
Welltower, Inc., Sr. Unsecured, 4.25%, 4/01/26	330,000	331,888

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,470,579
RETAIL – 0.3%
Home Depot, Inc. (The), Sr. Unsecured, 2.13%, 9/15/26	225,000	207,958
SOFTWARE – 0.9%
Microsoft Corp., Sr. Unsecured, 1.55%, 8/08/21	175,000	170,656
Oracle Corp., Sr. Unsecured, 1.90%, 9/15/21	250,000	244,827
Oracle Corp., Sr. Unsecured, 3.25%, 11/15/27	300,000	295,455

TOTAL SOFTWARE		$710,938
TELECOMMUNICATIONS – 1.0%
AT&T, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 3.73%, 6/30/20Δ	500,000	504,304
Cisco Systems, Inc., Sr. Unsecured, 2.20%, 9/20/23	295,000	287,218

TOTAL TELECOMMUNICATIONS		$791,522
TRANSPORTATION – 0.9%
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	265,000	256,302
Ryder System, Inc., Sr. Unsecured, MTN, 3.40%, 3/01/23	500,000	495,642

TOTAL TRANSPORTATION		$751,944
TRUCKING & LEASING – 0.6%
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	505,000	467,259

TOTAL CORPORATE BONDS (COST $46,674,852)		$46,374,032
GOVERNMENT AGENCIES – 1.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.6%
1.38%, 5/01/20	250,000	246,342

Description	Par Value	Value
2.38%, 1/13/22	$1,000,000	$996,485

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,242,827

TOTAL GOVERNMENT AGENCIES (COST $1,248,761)		$1,242,827
MORTGAGE-BACKED SECURITIES – 1.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Pool C90293, 7.50%, 9/01/19	1,502	1,584
Pool B19228, 4.50%, 4/01/20	4,564	4,629
Pool C90504, 6.50%, 12/01/21	7,950	8,414
Pool G01625, 5.00%, 11/01/33	27,730	29,935
Pool A18401, 6.00%, 2/01/34	40,741	44,611
Pool G08097, 6.50%, 11/01/35	22,334	24,697
Pool G02390, 6.00%, 9/01/36	8,122	8,910
Pool G08193, 6.00%, 4/01/37	24,836	26,994

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$149,774
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.8%
Pool 839291, 5.00%, 9/01/20	718	739
Pool AE2520, 3.00%, 1/01/26	449,491	454,251
Pool 256639, 5.00%, 2/01/27	20,255	21,344
Pool 256752, 6.00%, 6/01/27	22,561	24,282
Pool 257007, 6.00%, 12/01/27	35,675	38,391
Pool 254240, 7.00%, 3/01/32	35,462	40,089
Pool 745412, 5.50%, 12/01/35	19,515	21,037

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$600,133
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 780825, 6.50%, 7/15/28	49,444	52,833
Pool 2616, 7.00%, 7/20/28	31,613	36,578
Pool 2701, 6.50%, 1/20/29	62,236	67,134
Pool 426727, 7.00%, 2/15/29	5,575	5,953
Pool 781231, 7.00%, 12/15/30	28,235	32,598

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$195,096

TOTAL MORTGAGE-BACKED SECURITIES (COST $902,415)		$945,003
U.S. TREASURY – 37.3%
U.S. TREASURY NOTES – 37.3%
1.38%, 1/31/21	500,000	489,411
1.38%, 5/31/21	660,000	643,925
1.50%, 8/15/26	500,000	464,066
1.63%, 5/31/23	1,000,000	966,663
1.63%, 10/31/23	1,240,000	1,194,991
1.63%, 2/15/26	1,000,000	941,717
1.63%, 5/15/26	25,000	23,488

January 31, 2019 (unaudited)

76     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
1.75%, 5/15/23	$1,000,000	$971,974
1.88%, 7/31/22	450,000	441,688
2.00%, 7/31/20	250,000	248,143
2.00%, 11/15/21	1,000,000	988,225
2.00%, 2/15/22	500,000	493,648
2.00%, 7/31/22	250,000	246,398
2.00%, 2/15/23	500,000	491,610
2.00%, 2/15/25	1,003,000	975,242
2.00%, 8/15/25	1,500,000	1,453,580
2.00%, 11/15/26	1,000,000	960,484
2.13%, 1/31/21	500,000	496,599
2.13%, 6/30/21	625,000	620,171
2.13%, 8/15/21	825,000	818,372
2.13%, 9/30/21	500,000	495,907
2.13%, 5/15/25	1,250,000	1,222,249
2.25%, 1/31/24	1,400,000	1,387,038
2.25%, 11/15/25	1,500,000	1,474,449
2.25%, 2/15/27	30,000	29,293
2.25%, 11/15/27	500,000	486,112
2.38%, 8/15/24	750,000	746,346
2.50%, 3/31/23	575,000	576,494
2.50%, 8/15/23	1,000,000	1,002,294
2.50%, 5/15/24	1,000,000	1,001,998
2.75%, 5/31/23	1,200,000	1,215,498
2.75%, 11/15/23	1,000,000	1,013,863
2.75%, 2/15/28	1,600,000	1,617,822
2.88%, 11/30/25	250,000	255,586
2.88%, 5/15/28	1,000,000	1,020,989
3.13%, 5/15/21	550,000	558,124
3.13%, 11/15/28#	1,000,000	1,042,563
3.63%, 2/15/20	500,000	505,260

TOTAL U.S. TREASURY NOTES		$29,582,280

TOTAL U.S. TREASURY (COST $29,838,504)		$29,582,280

	Number of Shares
MONEY MARKET FUND – 0.0%**
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	11,020	11,020

TOTAL MONEY MARKET FUND (COST $11,020)		$11,020

TOTAL INVESTMENTS IN SECURITIES – 99.5% (COST $79,440,011)		$78,920,243

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.7%
REPURCHASE AGREEMENTS – 2.7%
Bank of Montreal, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $401,049, collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 11/01/27 to 1/20/49; total market value of $409,040.	$401,020	$401,020
Barclays Capital, Inc., 2.55%, dated 1/31/19, due 2/01/19, repurchase price $104,200, collateralized by U.S. Treasury Securities, 0.00% to 3.13%, maturing 5/15/24 to 2/15/46; total market value of $106,277.	104,193	104,193
BNP Paribas SA, 2.59%, dated 1/31/19, due 2/01/19, repurchase price $401,049, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.75%, maturing 2/01/19 to 11/15/45; total market value of $409,040.	401,020	401,020
HSBC Securities USA, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $401,049, collateralized by U.S. Government Agency Security, 4.50%, maturing 1/20/49; total market value of $409,040.	401,020	401,020
Mizuho Securities USA LLC, 2.57%, dated 1/31/19, due 2/01/19, repurchase price $401,049, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 3.50%, maturing 4/18/19 to 2/01/48; total market value of $409,040.	401,020	401,020
RBC Dominion Securities, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $401,049, collateralized by U.S. Government Agency Securities, 1.25% to 7.00%, maturing 5/30/19 to 12/15/48; total market value of $409,040.	401,020	401,020

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,109,293)		$2,109,293

TOTAL INVESTMENTS – 102.2% (COST $81,549,304)		$81,029,536
COLLATERAL FOR SECURITIES ON LOAN – (2.7%)		(2,109,293)
OTHER ASSETS LESS LIABILITIES – 0.5%		368,969

TOTAL NET ASSETS – 100.0%		$79,289,212

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      77

Wilmington Intermediate-Term Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$15,138	$—	$15,138
Commercial Paper	—	749,943	—	749,943
Corporate Bonds	—	46,374,032	—	46,374,032
Government Agencies	—	1,242,827	—	1,242,827
Mortgage-Backed Securities	—	945,003	—	945,003
U.S. Treasury	—	29,582,280	—	29,582,280
Money Market Fund	11,020	—	—	11,020
Repurchase Agreements	—	2,109,293	—	2,109,293

Total	$11,020	$81,018,516	$—	$81,029,536

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2019, these liquid restricted securities amounted to $3,332,838 representing 4.20% of total net assets.

♦	The rate shown reflects the effective yield at purchase date.
ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT	Bank Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
PLC	Public Limited Company
USD	United States Dollar

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, (UST Yield Curve CMT 1 Year + 2.07%), 4.32%, 9/01/27Δ	$40	$41

TOTAL ADJUSTABLE RATE MORTGAGE (COST $40)		$41
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%
Series 1989-112, Class I, 6.50%, 1/15/21	24	24
Series 1990-136, Class E, 6.00%, 4/15/21	432	436
Series 1990-141, Class D, 5.00%, 5/15/21	92	92
Series 1993-1577, Class PK, 6.50%, 9/15/23	10,570	11,065
Series 1993-1644, Class K, 6.75%, 12/15/23	8,294	8,723
Series 1994-1686, Class PJ, 5.00%, 2/15/24	928	949
Series 2011-3799, Class GK, 2.75%, 1/15/21	29,963	29,927

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$51,216
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.3%
Series 1993-113, Class PK, 6.50%, 7/25/23	12,745	13,388
Series 1993-127, Class H, 6.50%, 7/25/23	12,255	12,934
Series 1993-202, Class J, 6.50%, 11/25/23	7,380	7,763
Series 1994-3, Class PL, 5.50%, 1/25/24	13,981	14,532
Series 1994-55, Class H, 7.00%, 3/25/24	14,345	15,185
Series 2009-70, Class NM, 3.25%, 8/25/19	390	388
Series 2011-66, Class QE, 2.00%, 7/25/21	128,145	126,929
Series 2011-81, Class PA, 3.50%, 8/25/26	947,312	951,454

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,142,573
WHOLE LOAN – 0.7%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.24%, 2/25/34Δ	80,315	80,759
Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 3.95%, 3/25/34Δ	51,611	51,565
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.46%, 11/25/35Δ	216,666	212,522

TOTAL WHOLE LOAN		$344,846

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,588,407)		$1,538,635

Description	Par Value	Value
COMMERCIAL PAPER – 12.3%◆
Apache Corp., 2.75%, 2/01/19Ω	$3,000,000	$2,999,771
Duke Energy Corp., 2.57%, 2/01/19Ω	2,125,000	2,124,848
Walgreens Boots Alliance, Inc., 2.85%, 2/05/19	985,000	984,610

TOTAL COMMERCIAL PAPER		$6,109,229

TOTAL COMMERCIAL PAPER (COST $6,109,688)		$6,109,229
CORPORATE BONDS – 39.3%
COMMERCIAL BANKS – 3.7%
PNC Bank NA, Sr. Unsecured, BKNT, 1.95%, 3/04/19	700,000	699,518
US Bank NA, Sr. Unsecured, BKNT, 1.40%, 4/26/19	1,150,000	1,146,816

TOTAL COMMERCIAL BANKS		$1,846,334
CONSUMER FINANCE – 3.5%
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	750,000	744,297
Capital One Financial Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.76%), 3.38%, 5/12/20Δ	1,000,000	1,001,561

TOTAL CONSUMER FINANCE		$1,745,858
DIVERSIFIED FINANCIAL SERVICES – 5.4%
Canadian Imperial Bank of Commerce, Sr. Unsecured, (3 Month USD LIBOR + 0.52%), 3.26%, 9/06/19Δ	1,000,000	1,002,149
Citigroup, Inc., Sr. Unsecured, 2.05%, 6/07/19	500,000	498,764
Royal Bank of Canada, Sr. Unsecured, GMTN, 2.13%, 3/02/20	665,000	660,722
Wells Fargo & Co., Sr. Unsecured, MTN, 3.00%, 1/22/21	500,000	499,372

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,661,007
ELECTRIC – 3.2%
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 2.30%, 4/01/19	600,000	599,227
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	1,000,000	992,756

TOTAL ELECTRIC		$1,591,983

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      79

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
FOOD & STAPLES RETAILING – 3.7%
Conagra Brands, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 3.51%, 10/22/20Δ	$360,000	$360,508
Conagra Brands, Inc., Sr. Unsecured, 3.80%, 10/22/21	500,000	502,872
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	1,000,000	976,725

TOTAL FOOD & STAPLES RETAILING		$1,840,105
HEALTH CARE PROVIDERS & SERVICES – 6.6%
Cardinal Health, Inc., Sr. Unsecured, 1.95%, 6/14/19	600,000	598,046
Cigna Corp., Sr. Secured, 3.20%, 9/17/20Ω	700,000	700,591
Elanco Animal Health, Inc., Sr. Unsecured, 3.91%, 8/27/21Ω	500,000	502,382
UnitedHealth Group, Inc., Sr. Unsecured, 1.95%, 10/15/20	1,500,000	1,481,077

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,282,096
MEDIA – 4.0%
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,000,000	1,011,231
Walt Disney Co. (The), Sr. Unsecured, MTN, 0.88%, 7/12/19	980,000	971,976

TOTAL MEDIA		$1,983,207
OIL & GAS – 1.9%
BP Capital Markets PLC, Company Guaranteed, 1.68%, 5/03/19	950,000	947,561
PHARMACEUTICALS – 0.7%
AbbVie, Inc., Sr. Unsecured, 3.38%, 11/14/21	350,000	352,101
PIPELINES – 2.0%
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,000,000	999,994
TELECOMMUNICATIONS – 1.8%
AT&T, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 3.73%, 6/30/20Δ	900,000	907,747
TRANSPORTATION – 2.8%
Union Pacific Corp., Sr. Unsecured, 3.20%, 6/08/21	1,375,000	1,388,466

TOTAL CORPORATE BONDS (COST $19,598,501)		$19,546,459
GOVERNMENT AGENCIES – 3.0%
FEDERAL HOME LOAN BANK (FHLB) – 3.0%
1.38%, 11/15/19	1,500,000	1,485,716

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,485,716

Description	Par Value	Value
SMALL BUSINESS ADMINISTRATION – 0.0%**
Small Business Administration Participation Certificates, Series 1999-20I, Class 1, 7.30%, 9/01/19	$539	$543

TOTAL SMALL BUSINESS ADMINISTRATION		$543

TOTAL GOVERNMENT AGENCIES (COST $1,499,188)		$1,486,259
MORTGAGE-BACKED SECURITIES – 5.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.4%
Pool G12709, 5.00%, 7/01/22	35,760	36,988
Pool C80328, 7.50%, 7/01/25	11,746	12,700
Pool G14695, 4.50%, 6/01/26	132,001	134,554
Pool G01425, 7.50%, 5/01/32	39,131	44,775
Pool C78010, 5.50%, 4/01/33	487,508	533,646
Pool A18401, 6.00%, 2/01/34	335,750	367,646
Pool G01831, 6.00%, 5/01/35	66,000	72,377

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,202,686
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.1%
Pool MA0909, 3.00%, 11/01/21	160,997	161,659
Pool 334593, 7.00%, 5/01/24	30,013	33,882
Pool AE2520, 3.00%, 1/01/26	149,830	151,417
Pool 436746, 6.50%, 8/01/28	20,291	20,463
Pool 440401, 6.50%, 8/01/28	63,326	69,219
Pool 323419, 6.00%, 12/01/28	26,707	29,378
Pool 485678, 6.50%, 3/01/29	13,674	13,831
Pool 494375, 6.50%, 4/01/29	396	395
Pool 252439, 6.50%, 5/01/29	12,954	14,079
Pool 545051, 6.00%, 9/01/29	27,149	29,282
Pool 725418, 6.50%, 5/01/34	72,229	78,397
Pool 833143, 5.50%, 9/01/35	301,176	327,164
Pool 843323, 5.50%, 10/01/35	15,246	15,827
Pool 255933, 5.50%, 11/01/35	61,182	65,948

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,010,941
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 306066, 8.50%, 7/15/21	1,077	1,177
Pool 1061, 9.00%, 4/20/23	6,164	6,322
Pool 346572, 7.00%, 5/15/23	2,961	3,075
Pool 484269, 7.00%, 9/15/28	19,724	20,521
Pool 592505, 6.00%, 4/15/33	127,817	131,783
Pool 581522, 6.00%, 5/15/33	90,221	92,771

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$255,649

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,383,933)		$2,469,276

January 31, 2019 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
MUNICIPAL BOND – 0.0%**
DEVELOPMENT – 0.0%**
City of Miami, FL, Rent Revenue, Series 1998, 8.65%, 7/01/19	$ 25,000	$ 25,554

TOTAL MUNICIPAL BOND (COST $25,188)		$ 25,554
U.S. TREASURY – 41.2%
U.S. TREASURY NOTES – 41.2%
0.75%, 7/15/19	1,015,000	1,007,251
1.13%, 8/31/21	495,000	478,648
1.50%, 6/15/20	7,880,000	7,774,635
1.75%, 6/30/22	1,150,000	1,124,623
1.88%, 7/31/22	1,000,000	981,530
2.50%, 1/15/22	1,000,000	1,001,825
2.50%, 1/31/24	1,000,000	1,003,086
2.75%, 9/15/21	4,000,000	4,031,630
2.88%, 10/31/23	1,000,000	1,019,488
2.88%, 11/30/23	2,000,000	2,040,542

TOTAL U.S. TREASURY NOTES		$20,463,258

TOTAL U.S. TREASURY (COST $20,524,455)		$20,463,258

Description	Number of Shares	Value
MONEY MARKET FUND – 0.0%**
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	2,802	$2,802

TOTAL MONEY MARKET FUND (COST $2,802)		$2,802

TOTAL INVESTMENTS – 103.9% (COST $51,732,202)		$51,641,513
OTHER LIABILITIES LESS ASSETS – (3.9%)		(1,925,187)

TOTAL NET ASSETS – 100.0%		$49,716,326

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      81

Wilmington Short-Term Bond Fund (concluded)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$41	$—	$41
Collateralized Mortgage Obligations	—	1,538,635	—	1,538,635
Commercial Paper	—	6,109,229	—	6,109,229
Corporate Bonds	—	19,546,459	—	19,546,459
Government Agencies	—	1,486,259	—	1,486,259
Mortgage-Backed Securities	—	2,469,276	—	2,469,276
Municipal Bond	—	25,554	—	25,554
U.S. Treasury	—	20,463,258	—	20,463,258
Money Market Fund	2,802	—	—	2,802

Total	$2,802	$51,638,711	$—	$51,641,513

^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2019, these liquid restricted securities amounted to $6,327,592 representing 12.73% of total net assets.

**	Represents less than 0.05%.
◆	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

BKNT	Bank Note
CMT	Constant Maturity Treasury
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
PLC	Public Limited Company
USD	United States Dollar
UST	U.S. Treasury

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.5%
ALABAMA – 0.9%
HIGHER EDUCATION – 0.9%
Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,290,732
University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	1,000,000	1,140,170

TOTAL HIGHER EDUCATION		$2,430,902

TOTAL ALABAMA		$2,430,902
ARIZONA – 3.6%
AIRPORT – 1.0%
City of Phoenix Civic Improvement Corp., AZ, Advance Refunding Revenue Bonds, (Series D), Junior Lien Airport, Special Tax Obligation, 5.00%, 7/01/24	2,500,000	2,906,275
DEDICATED TAX – 2.1%
Arizona Department of Transportation State Highway Fund Revenue, AZ, Refunding Revenue Bonds, (Sub-Series A), 5.00%, 7/01/23	5,400,000	5,980,014
EDUCATION – 0.5%
La Paz County Industrial Development Authority, AZ, Revenue Bonds, (Charter School Solutions – Harmony Public Schools Project), (Series A), 5.00%, 2/15/28	1,300,000	1,456,052

TOTAL ARIZONA		$10,342,341
CALIFORNIA – 3.8%
AIRPORT – 0.4%
Los Angeles Regional Airports Improvement Corp., CA, Refunding Revenue Bonds, (LAXFuel Corp. Los Angeles International), 5.00%, 1/01/22	970,000	1,054,099
HIGHER EDUCATION – 1.5%
California Educational Facilities Authority, CA, Current Refunding Revenue Bonds, (Series A), 5.00%, 12/01/33	1,515,000	1,759,915
California Municipal Finance Authority, CA, Advance Refunding Revenue Bonds, (Series B), (Emerson College), 5.00%, 1/01/28	1,015,000	1,189,083
California Municipal Finance Authority, CA, Current Refunding Revenue Bonds, (California Lutheran University) 5.00%, 10/01/26	300,000	351,231

Description	Par Value	Value
5.00%, 10/01/32	$225,000	$260,640
5.00%, 10/01/33	675,000	778,268

TOTAL HIGHER EDUCATION		$4,339,137
WATER & SEWER – 1.9%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Sub-Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,531,500

TOTAL CALIFORNIA		$10,924,736
COLORADO – 2.1%
AIRPORT – 2.1%
City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	5,000,000	5,873,200

TOTAL COLORADO		$5,873,200
CONNECTICUT – 2.1%
HIGHER EDUCATION – 2.1%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Series R), Fairfield University, 5.00%, 7/01/31	1,385,000	1,600,603
Connecticut State Health & Educational Facilities Authority, CT, Revenue Bonds, (Series I-1), Sacred Heart University, 5.00%, 7/01/28	1,365,000	1,606,455
University of Connecticut, CT, Revenue Bonds, (Series A) 5.00%, 3/15/31	1,480,000	1,651,236
5.00%, 1/15/33	1,000,000	1,115,010

TOTAL HIGHER EDUCATION		$5,973,304

TOTAL CONNECTICUT		$5,973,304
FLORIDA – 7.6%
AIRPORT – 2.5%
Broward County Airport System, FL, Refunding Revenue Bonds, (Series P-1), 5.00%, 10/01/23	4,000,000	4,418,200
Greater Orlando Aviation Authority, FL, Revenue Bonds, (Port, Airport & Marina Improvements), (Sub-Series A), 5.00%, 10/01/24	2,250,000	2,571,818

TOTAL AIRPORT		$6,990,018
GENERAL OBLIGATIONS – 1.6%
State of Florida State Board of Education, FL, GO Unlimited, Current Refunding, (Series B), (Capital Outlay), 5.00%, 6/01/23	4,000,000	4,549,880

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      83

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
HIGHER EDUCATION – 1.8%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project) 5.00%, 4/01/28	$750,000	$886,440
5.00%, 4/01/30	750,000	869,310
5.00%, 4/01/31	750,000	860,895
5.00%, 4/01/33	750,000	848,768
Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 3/01/28	1,600,000	1,812,000

TOTAL HIGHER EDUCATION		$5,277,413
LEASE – 0.6%
Broward County School Board, FL, Certificates of Participation Refunding Bonds, (Series A), 5.00%, 7/01/21	1,500,000	1,614,450
WATER – 1.1%
Miami-Dade County, FL, Water & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	3,069,311

TOTAL FLORIDA		$21,501,072
GEORGIA – 2.3%
HIGHER EDUCATION – 0.6%
Bulloch County Development Authority, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), 5.00%, 7/01/31	1,575,000	1,822,732
LEASE – 1.7%
Gwinnett County Development Authority, GO, Certificate Participation Refunding Bonds, (Gwinnett County Public Schools Project), (NATL-RE), 5.25%, 1/01/22	4,370,000	4,802,280

TOTAL GEORGIA		$6,625,012
ILLINOIS – 16.5%
DEDICATED TAX – 1.1%
Regional Transportation Authority, IL, Revenue Bonds, (Series B) 5.00%, 6/01/34	1,235,000	1,412,951
5.00%, 6/01/33	1,450,000	1,666,499

TOTAL DEDICATED TAX		$3,079,450
GENERAL OBLIGATIONS – 10.9%
Chicago Park District, IL, GO, Unlimited Current Refunding, (Ad Valorem Property Tax), (Series D) 5.00%, 1/01/26	1,250,000	1,364,475
5.00%, 1/01/27	3,455,000	3,753,305
Cook County, IL, GO Unlimited, Current Refunding, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,410,247

Description	Par Value	Value
Elk Grove Village, IL, GO Unlimited, Refunding Revenue Notes, (Ad Valorem Property Tax), 5.00%, 1/01/32	$1,000,000	$1,132,330
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	7,040,000	8,029,261
State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/25	3,065,000	3,310,139
State of Illinois, IL, GO Unlimited, Public Improvements, (Series B), 5.00%, 12/01/25	7,935,000	8,576,624
State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 8/01/25	2,500,000	2,615,550

TOTAL GENERAL OBLIGATIONS		$31,191,931
POWER – 2.1%
Illinois Municipal Electric Agency, IL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 2/01/23	3,200,000	3,547,072
5.00%, 2/01/25	2,000,000	2,305,460

TOTAL POWER		$5,852,532
SCHOOL DISTRICT – 0.4%
Kendall Kane & Will Counties Community Unit School District No 308, IL, GO Unlimited, Refunding Bonds, 5.50%, 2/01/22	1,100,000	1,205,215
TRANSPORTATION – 2.0%
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	5,000,000	5,707,900

TOTAL ILLINOIS		$47,037,028
INDIANA – 0.4%
POWER – 0.4%
Indiana Municipal Power Agency, IN, Revenue Bonds, (Series A), 5.00%, 1/01/31	1,000,000	1,186,230

TOTAL INDIANA		$1,186,230
KANSAS – 1.3%
OTHER TRANSPORTATION – 1.3%
State of Kansas Department of Transportation, KS, Revenue Bonds, (Series B) 5.00%, 9/01/30	1,900,000	2,206,318
5.00%, 9/01/33	1,220,000	1,404,647

TOTAL OTHER TRANSPORTATION		$3,610,965

TOTAL KANSAS		$3,610,965

January 31, 2019 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
KENTUCKY – 2.1%
LEASE – 2.1%
Kentucky State Property & Building Commission, KY, GO, Revenue Bonds, (Project No. 119) 5.00%, 5/01/25	$2,000,000	$2,282,260
5.00%, 5/01/30	3,195,000	3,710,066

TOTAL LEASE		$5,992,326

TOTAL KENTUCKY		$5,992,326
LOUISIANA – 0.4%
HIGHER EDUCATION – 0.4%
Louisiana Public Facilities Authority, LA, Revenue Bonds, (Loyola University Project), 5.00%, 10/01/23	1,000,000	1,096,790

TOTAL LOUISIANA		$1,096,790
MARYLAND – 2.5%
GENERAL OBLIGATION – 2.1%
State of Maryland Department of Transportation, MD, GO, Revenue Bonds, 5.00%, 9/01/23	5,250,000	6,001,957
HOSPITAL – 0.4%
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Anne Arundel Health Systems), 5.00%, 7/01/22	1,000,000	1,101,130

TOTAL MARYLAND		$7,103,087
MASSACHUSETTS – 4.0%
HIGHER EDUCATION – 1.7%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Series A), (Emerson College), 5.00%, 1/01/32	2,000,000	2,257,220
Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Series L), (Simmons University) 5.00%, 10/01/30	1,180,000	1,362,652
5.00%, 10/01/31	1,000,000	1,145,810

TOTAL HIGHER EDUCATION		$4,765,682
STUDENT LOAN – 2.3%
Massachusetts Educational Financing Authority, MA, Current Refunding Revenue Bonds, (Issue J), 5.00%, 7/01/22	3,805,000	4,151,635
Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 7/01/25	2,200,000	2,532,200

TOTAL STUDENT LOAN		$6,683,835

TOTAL MASSACHUSETTS		$11,449,517

Description	Par Value	Value
MICHIGAN – 7.5%
DEDICATED TAX – 2.1%
Michigan Finance Authority, MI, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	$5,215,000	$5,975,764
HOSPITAL – 1.5%
Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Bronson Healthcare Group), 5.00%, 5/15/30	2,055,000	2,316,190
Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Series A), (Beaumont Health Credit Group), 5.00%, 8/01/31	1,655,000	1,843,604

TOTAL HOSPITAL		$4,159,794
SCHOOL DISTRICT – 1.6%
Chippewa Valley Schools, MI, GO Unlimited, Current Refunding, (Series B), (Q-SBLF), 5.00%, 5/01/22	3,000,000	3,306,870
Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/22	1,195,000	1,314,859

TOTAL SCHOOL DISTRICT		$4,621,729
UTILITIES – 1.1%
Lansing Board of Water & Light, MI, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,211,260
WATER – 1.2%
Great Lakes Water Authority Sewage Disposal System Revenue, MI, Current Refunding Revenue Bonds, (Series B), 5.00%, 7/01/25	1,500,000	1,754,610
Great Lakes Water Authority Water Supply System Revenue, MI, Refunding Revenue Bonds, (Second Lien Bonds Series A), 5.00%, 7/01/25	1,500,000	1,754,610

TOTAL WATER		$3,509,220

TOTAL MICHIGAN		$21,477,767
MISSOURI – 2.2%
HOSPITAL – 2.2%
Health & Educational Facilities Authority, MI, Current Refunding Revenue Bonds, (Saint Luke’s Health Systems, Inc.), 5.00%, 11/15/30	5,425,000	6,175,277

TOTAL MISSOURI		$6,175,277
NEW JERSEY – 6.4%
HIGHER EDUCATION – 1.6%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,179,535

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      85

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	$2,000,000	$2,300,560
New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Series B), (Montclair State University), 5.00%, 7/01/30	1,000,000	1,159,290

TOTAL HIGHER EDUCATION		$4,639,385
LEASE – 3.3%
New Jersey Economic Development Authority, NJ, Advanced Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	6,805,000	7,496,932
New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 9/01/24	1,685,000	1,875,995

TOTAL LEASE		$9,372,927
TRANSPORTATION – 1.5%
New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	1,885,844
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/28	2,135,000	2,430,676

TOTAL TRANSPORTATION		$4,316,520

TOTAL NEW JERSEY		$18,328,832
NEW YORK – 8.1%
AIRPORT – 1.0%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series), 5.00%, 9/15/31	2,500,000	2,928,675
GENERAL OBLIGATIONS – 4.2%
Hempstead, NY, GO, Public Improvements, (Series A), 5.00%, 6/15/23	1,500,000	1,716,150
Nassau County, NY, GO Limited, Public Improvements, (Series A), (AGM), 5.00%, 4/01/33	2,395,000	2,786,415
New York City, NY, GO Unlimited, Advance Refunding, (Series C), 5.00%, 8/01/23	1,000,000	1,139,340
New York City, NY, GO Unlimited, Public Improvements, (Sub-Series G-1), 5.00%, 4/01/25	5,790,000	6,343,177

TOTAL GENERAL OBLIGATIONS		$11,985,082
HOUSING – 0.7%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Faculty- Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,941,785

Description	Par Value	Value
TRANSPORTATION – 2.2%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/26	$5,635,000	$6,282,292

TOTAL NEW YORK		$23,137,834
NORTH CAROLINA – 3.0%
APPROPRIATION – 0.9%
State of North Carolina, NC, Refunding Revenue Bonds, (Series B), 5.00%, 6/01/23	2,365,000	2,683,755
GENERAL OBLIGATIONS – 1.6%
Wake County, NC, GO Unlimited, Refunding Revenue Notes, (Series A), 5.00%, 3/01/23	3,985,000	4,503,927
TRANSPORTATION – 0.5%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 1/01/32	1,250,000	1,461,712

TOTAL NORTH CAROLINA		$8,649,394
OKLAHOMA – 0.7%
TRANSPORTATION – 0.7%
Oklahoma Capitol Improvement Authority, OK, Revenue Bonds, 5.00%, 7/01/30	1,655,000	1,936,846

TOTAL OKLAHOMA		$1,936,846
PENNSYLVANIA – 6.2%
DEDICATED TAX – 0.8%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,288,020
HIGHER EDUCATION – 2.1%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,150,250
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,660,231
Philadelphia Authority for Industrial Development, PA, Current Refunding Revenue Bonds, La Salle University, 5.00%, 5/01/22	1,920,000	2,036,467

TOTAL HIGHER EDUCATION		$5,846,948
HOSPITAL – 0.6%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,640,000	1,817,546
TOBACCO – 0.4%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/01/34	1,000,000	1,127,750

January 31, 2019 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
WATER – 2.3%
Philadelphia PA Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	$5,655,000	$6,627,886

TOTAL PENNSYLVANIA		$17,708,150
TENNESSEE – 0.4%
GENERAL OBLIGATIONS – 0.4%
Sumner, TN, GO Unlimited, Public Improvements, 5.00%, 12/01/25	1,000,000	1,166,550

TOTAL TENNESSEE		$1,166,550
TEXAS – 9.7%
GENERAL OBLIGATIONS – 4.0%
Austin, TX, GO Limited, Advance Refunding Revenue Bonds, 5.00%, 9/01/25	1,340,000	1,587,954
Dallas, TX, GO, Refunding Revenue Notes, (Series A), 5.00%, 2/15/25	2,260,000	2,512,013
State of Texas, TX, GO Unlimited, College Student Loan Bonds, 5.00%, 8/01/27	6,430,000	7,356,499

TOTAL GENERAL OBLIGATIONS		$11,456,466
HIGHER EDUCATION – 2.2%
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), (PSF-GTD) 5.00%, 8/15/29	1,000,000	1,208,000
5.00%, 8/15/27	1,000,000	1,204,610
Permanent University Fund – University of Texas System, TX, Refunding Revenue Notes, (Series A), 5.00%, 7/01/26	3,165,000	3,722,736

TOTAL HIGHER EDUCATION		$6,135,346
HOSPITAL – 2.4%
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	6,898,068
TRANSPORTATION – 1.1%
Central Texas Regional Mobility Authority, TX, Revenue Bonds, (Senior Lien), 5.00%, 1/01/33	1,470,000	1,685,914
Central Texas Turnpike System, TX, Revenue Bonds, Repayment of Bank Loan, (Series C), 5.00%, 8/15/32	1,225,000	1,332,445

TOTAL TRANSPORTATION		$3,018,359

TOTAL TEXAS		$27,508,239

Description	Par Value	Value
UTAH – 2.2%
AIRPORT – 2.2%
Salt Lake City Corp., UT, Refunding Revenue Bonds, (Series A) 5.00%, 7/01/32	$3,000,000	$3,472,590
5.00%, 7/01/33	2,500,000	2,878,375

TOTAL AIRPORT		$6,350,965

TOTAL UTAH		$6,350,965

WASHINGTON – 1.5%
AIRPORT – 0.8%
Port of Seattle, WA, Refunding Revenue Bonds, (Series C), 5.00%, 4/01/26	2,000,000	2,283,760
HOSPITAL – 0.7%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, Overlake Hospital Medical Center, 5.00%, 7/01/33	1,750,000	1,995,350

TOTAL WASHINGTON		$4,279,110

TOTAL MUNICIPAL BONDS (COST $272,771,592)		$277,865,474

	Number of Shares
MONEY MARKET FUND – 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	4,189,941	$4,189,941

TOTAL MONEY MARKET FUND (COST $4,189,941)		$4,189,941

TOTAL INVESTMENTS – 99.0% (COST $276,961,533)		$282,055,415
OTHER ASSETS LESS LIABILITIES – 1.0%		2,779,655

TOTAL NET ASSETS – 100.0%		$284,835,070

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      87

Wilmington Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$277,865,474	$—	$277,865,474
Money Market Fund	4,189,941	—	—	4,189,941

Total	$4,189,941	$277,865,474	$—	$282,055,415

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM	Assured Guaranty Municipal
GO	General Obligation
LLC	Limited Liability Corporation
NATL-RE	National Public Finance Guaranty Corporation
OBG	Obligation
Q-SBLF	Qualified School Bond Loan Fund
UPMC	University of Pittsburgh Medical Center

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 94.8%
NEW YORK – 94.8%
AIRPORT – 7.4%
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,185,560
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 9/15/23	3,000,000	3,386,250

TOTAL AIRPORT		$4,571,810
DEDICATED TAX – 31.5%
Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 2/15/33	1,175,000	1,363,411
New York City, NY, Transitional Finance Authority, Advance Refunding Revenue Bonds, (Sub-Series C), 5.00%, 11/01/30	2,000,000	2,368,600
New York City, NY, Transitional Finance Authority, Revenue Bonds, Public Improvements, (Sub-Series E-1), 5.00%, 2/01/30	2,100,000	2,449,503
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Public Improvements, (Series B), 5.00%, 2/15/33	1,000,000	1,168,390
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, School Improvements, (Series C), 5.00%, 3/15/33	2,000,000	2,360,540
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,326,580
New York State Urban Development Corp., NY, Refunding Revenue Bonds, (Series D), 5.00%, 3/15/23	2,000,000	2,256,040
Sales Tax Asset Receivable Corp., NY, Current Refunding Revenue Bonds, (Series A) 5.00%, 10/15/26	3,000,000	3,492,780
5.00%, 10/15/31	1,500,000	1,719,360

TOTAL DEDICATED TAX		$19,505,204
GENERAL OBLIGATIONS – 13.4%
Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 6/01/22	2,070,000	2,282,796
Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 4/01/26	$1,000,000	$1,187,400

Description	Par Value	Value
New York City, NY, GO Unlimited, Advance Refunding, AD Valorem Property Tax, (Series A), 5.00%, 8/01/21	1,000,000	1,080,940
New York City, NY, GO Unlimited, Advance Refunding, AD Valorem Property Tax, (Series C), 5.00%, 8/01/23	2,000,000	2,278,680
Town of Islip, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), 5.00%, 5/15/23	1,280,000	1,459,328

TOTAL GENERAL OBLIGATIONS		$8,289,144
HIGHER EDUCATION – 19.5%
City of Albany Capital Resource Corp., NY, Refunding Revenue Bonds, Albany Law School of Union University 4.00%, 7/01/22	600,000	629,820
4.00%, 7/01/23	725,000	767,623
4.00%, 7/01/25	865,000	922,869
4.00%, 7/01/26	765,000	817,035
5.00%, 7/01/29	1,195,000	1,350,565
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, The Culinary Institute of America, 5.00%, 7/01/32	1,040,000	1,188,294
Monroe County Industrial Development Corp., NY, University of Rochester Project, Advance Refunding Revenue Bonds, University & College Improvements, (Series B), 5.00%, 7/01/23	1,000,000	1,137,290
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, The Juilliard School, (Series A), 5.00%, 1/01/33	1,025,000	1,239,635
New York State Dormitory Authority, NY, New York University, Advance Refunding Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/22	1,890,000	2,100,300
New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 5/15/27	1,740,000	1,908,972

TOTAL HIGHER EDUCATION		$12,062,403
HOUSING – 1.9%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	1,000,000	1,174,800

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      89

Wilmington New York Municipal Bond Fund (concluded)

Description	Par Value	Value
LEASE – 6.5%
Erie County, NY, IDA, Advance Refunding Revenue Bonds, City School District of the City of Buffalo Project, (State Aid Withholding), 5.00%, 5/01/30	$2,000,000	$2,373,080
Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, (Series B), (State Aid Withholding), 5.00%, 5/01/32	1,435,000	1,668,144

TOTAL LEASE		$4,041,224
MEDICAL – 5.8%
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	2,000,000	2,290,620
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, North Shore-Long Island Jewish Obligated Group, (Series A), 5.00%, 5/01/24	1,160,000	1,336,691

TOTAL MEDICAL		$3,627,311
POWER – 1.9%
Long Island Power Authority, NY, Electric System Improvements, Revenue Bonds, (Series B), 5.00%, 9/01/25	1,000,000	1,179,910
TRANSPORTATION – 1.8%
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	1,000,000	1,148,250

Description	Par Value	Value
WATER & SEWER – 5.1%
New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, (Series EE), 5.00%, 6/15/28	$1,595,000	$1,828,444
New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series HH), 5.00%, 6/15/28	1,150,000	1,345,431

TOTAL WATER & SEWER		$3,173,875

TOTAL NEW YORK		$58,773,931

TOTAL MUNICIPAL BONDS (COST $58,392,041)		$58,773,931

	Number of Shares

MONEY MARKET FUND – 4.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%^	2,586,247	$2,586,247

TOTAL MONEY MARKET FUND (COST $2,586,247)		$2,586,247

TOTAL INVESTMENTS – 99.0% (COST $60,978,288)		$61,360,178
OTHER ASSETS LESS LIABILITIES – 1.0%		646,871

TOTAL NET ASSETS – 100.0%		$62,007,049

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$58,773,931	$—	$58,773,931
Money Market Fund	2,586,247	—	—	2,586,247

Total	$2,586,247	$58,773,931	$—	$61,360,178

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM	Assured Guaranty Municipal
BAM-TCRS	Build America Mutual-Tax Credit Reporting Service
GO	General Obligation
IDA	Industrial Development Authority/Agency

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 54.4%
FEDERAL FARM CREDIT BANK (FFCB) – 7.3%
2.14%, 2/05/19‡	$75,000,000	$74,982,750
2.42%, 2/13/19‡	15,000,000	14,988,100
2.14%, 2/15/19‡	50,000,000	49,959,750
2.44%, 3/14/19‡	25,000,000	24,931,667
2.53%, 5/20/19‡	19,000,000	18,859,210
2.53%, 5/24/19‡	50,000,000	49,615,778
(1 month USD LIBOR - 0.09%), 2.42%, 5/30/19Δ	25,000,000	24,997,264
2.51%, 6/12/19‡	47,000,000	46,580,982
2.62%, 8/22/19‡	45,000,000	44,358,650
(1 month USD LIBOR - 0.10%), 2.42%, 9/25/19Δ	50,000,000	49,999,028
(1 month USD LIBOR - 0.07%), 2.45%, 10/02/19Δ	36,000,000	36,000,002
(1 month USD LIBOR + 0.05%), 2.55%, 2/21/20Δ	20,000,000	20,018,906
(3 month USD LIBOR - 0.13%), 2.50%, 11/16/20Δ	50,000,000	49,993,290

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$505,285,377
FEDERAL HOME LOAN BANK (FHLB) – 37.7%
2.38%, 2/01/19‡	159,485,000	159,485,000
2.36%, 2/06/19‡	125,000,000	124,959,306
2.44%, 2/07/19‡	100,000,000	99,960,083
2.41%, 2/08/19‡	50,000,000	49,976,958
2.40%, 2/11/19‡	75,000,000	74,950,208
(1 month USD LIBOR - 0.13%), 2.39%, 2/12/19Δ	50,000,000	50,000,000
2.41%, 2/13/19‡	99,600,000	99,521,416
2.43%, 2/14/19‡	150,000,000	149,870,542
2.40%, 2/19/19‡	100,000,000	99,882,000
2.44%, 2/20/19‡	50,000,000	49,936,931
(1 month USD LIBOR - 0.13%), 2.38%, 2/25/19Δ	75,000,000	75,000,209
2.42%, 2/27/19‡	100,000,000	99,828,472
2.45%, 3/06/19‡	125,000,000	124,724,198
2.44%, 3/07/19‡	50,000,000	49,887,139
2.45%, 3/20/19‡	136,000,000	135,573,867
2.45%, 4/01/19‡	125,000,000	124,508,743
2.44%, 4/02/19‡	50,000,000	49,800,417
2.45%, 4/03/19‡	100,000,000	99,593,333
2.42%, 4/04/19‡	100,000,000	99,590,111

Description	Par Value	Value
2.51%, 4/15/19‡	$50,000,000	$49,751,090
2.47%, 4/17/19‡	72,850,000	72,483,170
2.51%, 4/18/19‡	50,000,000	49,741,389
2.45%, 4/22/19‡	100,000,000	99,466,667
2.44%, 4/24/19‡	150,000,000	149,172,370
2.53%, 5/07/19‡	50,000,000	49,674,097
2.56%, 5/22/19‡	50,000,000	49,619,583
2.56%, 5/24/19‡	30,000,000	29,767,133
(1 month USD LIBOR - 0.07%), 2.43%, 5/28/19Δ	50,000,000	50,000,000
2.57%, 6/19/19‡	50,000,000	49,520,834
(3 month USD LIBOR - 0.26%), 2.51%, 7/25/19Δ	100,000,000	100,000,000
(Current rate effective through 3/25/19. Thereafter rate will increase to 2.78%), 2.40%, 10/11/19ÿ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,616,245,266
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.5%
2.31%, 2/01/19‡	45,000,000	45,000,000
(Secured Overnight Financing Rate - 0.01%), 2.38%, 4/17/19Δ	50,000,000	50,000,000
2.47%, 4/17/19‡	191,118,000	190,156,715
2.43%, 4/29/19‡	42,500,000	42,255,657
2.54%, 5/20/19‡	70,834,000	70,307,195
(1 month USD LIBOR - 0.10%), 2.40%, 6/28/19Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$447,719,567
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.9%
2.41%, 2/27/19‡	46,250,000	46,171,002
2.42%, 3/20/19‡	118,000,000	117,634,888
2.43%, 5/01/19‡	37,500,000	37,279,447

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$201,085,337

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,770,335,547)		$3,770,335,547
U.S. TREASURY OBLIGATIONS – 19.4%
U.S. TREASURY BILLS – 10.9%
2.24%, 2/07/19‡	80,000,000	79,970,933
2.42%, 2/19/19‡	150,000,000	149,821,875
2.27%, 2/28/19‡	35,000,000	34,941,966
2.36%, 3/21/19‡	75,000,000	74,769,800
2.44%, 4/02/19‡	50,000,000	49,813,334

January 31, 2019 (unaudited)

PORTFOLIO OF INVESTMENTS      91

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value
2.45%, 4/11/19‡	$135,000,000	$134,381,300
2.45%, 4/18/19‡	60,000,000	59,695,367
2.49%, 4/25/19‡	30,890,000	30,717,295
2.54%, 7/11/19‡	85,000,000	84,066,889
2.53%, 7/18/19‡	60,000,000	59,315,300

TOTAL U.S. TREASURY BILLS		$757,494,059
U.S. TREASURY NOTES – 8.5%
2.75%, 2/15/19	150,000,000	150,019,260
1.63%, 4/30/19	150,000,000	149,680,826
(U.S. Treasury 3 Month Bill Money Market Yield + 0.07%), 2.47%, 4/30/19Δ	100,000,000	100,013,417
(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/19Δ	50,000,000	50,023,369
(U.S. Treasury 3 Month Bill Money Market Yield + 0.00%), 2.41%, 1/31/20Δ	25,000,000	24,998,983
(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 2.44%, 4/30/20Δ	50,000,000	50,004,148
(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/20Δ	60,570,000	60,570,000

TOTAL U.S. TREASURY NOTES		$585,310,003

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,342,804,062)		$1,342,804,062

	Number of Shares
MONEY MARKET FUND – 0.7%
Blackrock Liquidity Funds T-Fund Institutional Shares, 2.29%^	49,313,879	49,313,879

TOTAL MONEY MARKET FUND (COST $49,313,879)		$49,313,879

Description	Par Value	Value
REPURCHASE AGREEMENTS – 26.4%
Credit Suisse First Boston LLC, 2.55%, dated 1/31/19, due 2/01/19, repurchase price $370,026,208, collateralized by U.S. Treasury Securities, 0.00% to 3.63%, maturing 2/28/19 to 1/15/28; total market value of $377,426,739.	$370,000,000	$370,000,000
Deutsche Bank Securities, Inc., 2.55%, dated 1/31/19, due 2/01/19, repurchase price $340,024,083, collateralized by U.S. Treasury Security, 2.63%, maturing 12/15/21; total market value of $346,800,046.	340,000,000	340,000,000
Mizuho Securities USA, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $450,032,125, collateralized by U.S. Government Agency, 3.00% to 5.00%, maturing 2/01/27 to 12/01/48; total market value of $459,000,001.	450,000,000	450,000,000
RBC Capital Markets LLC, 2.54%, dated 1/31/19, due 2/01/19, repurchase price $270,019,050, collateralized by U.S. Treasury Securities, 1.13% to 3.00%, maturing 1/15/21 to 11/15/45; total market value of $275,400,040.	270,000,000	270,000,000
RBC Capital Markets LLC, 2.56%, dated 1/31/19, due 2/01/19, repurchase price $75,005,333, collateralized by U.S. Government Agency, 2.98% to 5.00%, maturing 2/01/33 to 1/01/49; total market value of $76,500,001.	75,000,000	75,000,000
TD Securities, Inc., 2.57%, dated 1/31/19, due 2/01/19, repurchase price $330,023,558, collateralized by U.S. Government Agency, 3.50% to 5.00%, maturing 7/01/44 to 9/01/48; total market value of $339,900,000.	330,000,000	330,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,835,000,000)		$1,835,000,000

TOTAL INVESTMENTS – 100.9% (COST $6,997,453,488)		$6,997,453,488
OTHER LIABILITIES LESS ASSETS – (0.9)%		(61,247,561)

TOTAL NET ASSETS – 100.0%		$6,936,205,927

January 31, 2019 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$3,770,335,547	$—	$3,770,335,547
U.S. Treasury Obligations	—	1,342,804,062	—	1,342,804,062
Money Market Fund	49,313,879	—	—	49,313,879
Repurchase Agreements	—	1,835,000,000	—	1,835,000,000

Total	$49,313,879	$6,948,139,609	$—	$6,997,453,488

^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.
ÿ	Step Coupon security. The rate disclosed is the rate in effect on the report date.

The following acronyms are used throughout this Fund:

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 66.7%
U.S. TREASURY BILLS – 51.8%
2.43%, 2/05/19‡	$50,000,000	$49,986,722
2.24%, 2/07/19‡	20,000,000	19,992,733
2.41%, 2/19/19‡	150,000,000	149,822,438
2.27%, 2/28/19‡	15,000,000	14,975,138
2.42%, 3/14/19‡	50,000,000	49,864,757
2.36%, 3/21/19‡	25,000,000	24,923,267
2.41%, 3/26/19‡	25,000,000	24,912,918
2.44%, 4/02/19‡	25,000,000	24,906,667
2.42%, 4/11/19‡	86,235,000	85,842,320
2.45%, 4/18/19‡	15,000,000	14,923,842
2.49%, 4/25/19‡	7,000,000	6,960,863
2.45%, 5/02/19‡	125,000,000	124,250,000
2.44%, 5/09/19‡	25,000,000	24,839,566
2.56%, 6/06/19‡	50,000,000	49,566,840
2.54%, 7/11/19‡	15,000,000	14,835,333
2.53%, 7/18/19‡	10,970,000	10,844,814
2.52%, 7/25/19‡	25,000,000	24,703,958

TOTAL U.S. TREASURY BILLS		$716,152,176
U.S. TREASURY NOTES – 14.9%
1.63%, 4/30/19	50,000,000	49,893,609
(U.S. Treasury 3 Month Bill Money Market Yield + 0.07%), 2.47%, 4/30/19Δ	25,000,000	25,003,385
(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/19Δ	50,000,000	50,023,369
(U.S. Treasury 3 Month Bill Money Market Yield + 0.00%), 2.41%, 1/31/20Δ	25,000,000	24,997,999
(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 2.44%, 4/30/20Δ	50,000,000	50,004,148
(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/20Δ	6,000,000	6,000,000

TOTAL U.S. TREASURY NOTES		$205,922,510

TOTAL U.S. TREASURY OBLIGATIONS (COST $922,074,686)		$922,074,686

	Number of Shares
MONEY MARKET FUND – 1.3%
Goldman Sachs Financial Square Funds Treasury Obligations Fund, Institutional Shares, 2.27%^	17,976,000	17,976,000

TOTAL MONEY MARKET FUND (COST $17,976,000)		$17,976,000

Description	Par Value	Value
REPURCHASE AGREEMENTS – 34.0%
Credit Suisse First Boston LLC, 2.55%, dated 1/31/19, due 2/1/19, repurchase price $230,016,292, collateralized by U.S. Treasury Securities, 0.00% to 2.88%, maturing 2/28/19 to 5/15/26; total market value of $234,616,663.	$230,000,000	$230,000,000
Deutsche Bank Securities Inc., 2.55%, dated 1/31/19, due 2/1/19, repurchase price $60,004,250, collateralized by U.S. Treasury Securities, 0.00% to 2.75%, maturing 2/12/19 to 11/15/42; total market value of $61,200,083.	60,000,000	60,000,000
RBC Capital Markets LLC, 2.54%, dated 1/31/19, due 2/1/19, repurchase price $180,012,700, collateralized by U.S. Treasury Securities, 1.13% to 2.75%, maturing 1/15/21 to 8/31/23; total market value of $183,600,092.	180,000,000	180,000,000

TOTAL REPURCHASE AGREEMENTS (COST $470,000,000)		$470,000,000

TOTAL INVESTMENTS – 102.0% (COST $1,410,050,686)		$1,410,050,686
OTHER LIABILITIES LESS ASSETS – (2.0%)		(27,428,156)

TOTAL NET ASSETS – 100.0%		$1,382,622,530

January 31, 2019 (unaudited)

94     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$922,074,686	$—	$922,074,686
Money Market Fund	17,976,000	—	—	17,976,000
Repurchase Agreements	—	470,000,000	—	470,000,000

Total	$17,976,000	$1,392,074,686	$—	$1,410,050,686

^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC	Limited Liability Corporation

See Notes to Portfolios of Investments

January 31, 2019 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS      95

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, (individually referred to as a “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds utilize a Fair Value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

•	swap agreements are valued daily based upon the terms specific to each agreement with its counterparty;

•	the money market funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to recognize transfers into or out of level 3. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Wilmington International Fund, the Wilmington Global Alpha Equities and the Wilmington Real Asset Fund may utilize International Fair Value Pricing (“IFVP”) which could result in certain equity securities being categorized as level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

January 31, 2019 (unaudited)

96     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreements. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments.

Centrally cleared swap agreements are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap agreement, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“variation margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps agreements - Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Wilmington Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.).

January 31, 2019 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      97

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Wilmington Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The Wilmington Real Asset Fund also used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during

January 31, 2019 (unaudited)

98     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations, when present.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Wilmington Real Asset Fund used interest rate options and options on swaps to enhance returns and manage interest rate risk, inflation risk, credit risk and volatility exposures. The Wilmington Real Asset Fund used foreign currency options as a short or long hedge against possible variations in foreign exchange rates or as a means to gain exposure to foreign currencies.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The Wilmington International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Wilmington Real Asset Fund and the Wilmington Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Wilmington Global Alpha Equities Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Wilmington Global Alpha Equities Fund also used equity index futures contracts to manage equity market net and gross exposure. The Wilmington Real Asset Fund used futures contracts to manage interest

January 31, 2019 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)     99

rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Wilmington Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At January 31, 2019, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Wilmington Large-Cap Strategy Fund	$3,008,971	$3,098,301
Wilmington International Fund	11,638,122	12,304,660
Wilmington Real Asset Fund	3,302,165	3,405,176
Wilmington Diversified Income Fund	5,520,724	5,646,781
Wilmington Broad Market Bond Fund	7,345,836	7,509,709
Wilmington Intermediate-Term Bond Fund	2,058,762	2,109,293

TBA Commitments – “TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the TBA changes relative to our “basis” in the position prior to the settlement date. Unsettled TBAs are valued according to the procedures described in the section entitled “Investment Valuation.”

January 31, 2019 (unaudited)

100     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

3. Other Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by the “Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended January 31, 2019 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/18	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/19	Number of Shares 1/31/19	Dividend Income	Capital Gain Distributions
Wilmington Large-Cap Strategy Fund
Common Stock - 0.1%*
M&T Bank Corp.	$293,455	$—	$—	$—	$(28,546)	$264,909	1,610	$4,508	$—

*	As a percentage of Net Assets as of January 31, 2019.

4. CONCENTRATION OF RISK

Since Wilmington New York Municipal Bond Fund invests a substantial portion of assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

The Wilmington International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Wilmington Global Alpha Equities Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

The Wilmington Real Asset Fund maintains an asset allocation among the “real return” assets. The Advisor will allocate the assets to inflation-protected securities, real estate-related securities and commodity /natural resource-related securities. The allocations and/or actual holdings will vary over time.

5. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU”) which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each Fund’s financial statements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

January 31, 2019 (unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 3/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 3/27/2019

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date 3/27/2019

*	Print the name and title of each signing officer under his or her signature.